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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET Fund Series K
ING GET Fund Series L
ING GET Fund Series M
ING GET Fund Series N
ING GET Fund Series P
ING GET Fund Series Q
ING GET Fund Series R
ING GET Fund Series S
ING GET Fund Series T
ING GET Fund Series U
ING GET Fund Series V

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 1.7%
		Advertising: 0.0%
29	@	Interpublic Group of Cos., Inc.	$338
13		Omnicom Group	1,087

			1,425

		Aerospace/Defense: 0.0%
78		Boeing Co.	5,300
22		General Dynamics Corp.	2,630
7		Goodrich Corp.	310
7		L-3 Communications Holdings, Inc.	553
44		Lockheed Martin Corp.	2,686
26		Northrop Grumman Corp.	1,413
39		Raytheon Co.	1,483
19		Rockwell Collins, Inc.	918
71		United Technologies Corp.	3,681

			18,974

		Agriculture: 0.0%
145		Altria Group, Inc.	10,688
80		Archer-Daniels-Midland Co.	1,973
33		Monsanto Co.	2,071
9		Reynolds America, Inc.	747
16		UST, Inc.	670

			16,149

		Airlines: 0.0%
47		Southwest Airlines Co.	698

			698

		Apparel: 0.0%
49	@	Coach, Inc.	1,537
8		Jones Apparel Group, Inc.	228
10		Liz Claiborne, Inc.	393
19		Nike, Inc.	1,552
5		Reebok Intl. Ltd.	283
12		VF Corp.	696

			4,689

		Auto Manufacturers: 0.0%
175		Ford Motor Co.	1,726
5		PACCAR, Inc.	339

			2,065

		Auto Parts & Equipment: 0.0%
16	@	Goodyear Tire & Rubber Co.	249
12		Johnson Controls, Inc.	745

			994

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.1%
25		AmSouth Bancorp	$632
390		Bank of America Corp.	16,419
38		BB&T Corp.	1,484
13		Comerica, Inc.	766
7		Compass Bancshares, Inc.	321
5		First Horizon National Corp.	182
14		Huntington Bancshares, Inc.	315
45		KeyCorp	1,451
8		M & T Bank Corp.	846
15		Marshall & Ilsley Corp.	653
30		Mellon Financial Corp.	959
75		National City Corp.	2,508
13		Northern Trust Corp.	657
19		PNC Financial Services Group, Inc.	1,102
10		Regions Financial Corp.	311
20		State Street Corp.	978
24		SunTrust Banks, Inc.	1,667
22		Synovus Financial Corp.	610
55		The Bank of New York Co., Inc.	1,618
131		U.S. BanCorp.	3,678
111		Wachovia Corp.	5,282
121		Wells Fargo & Co.	7,087
6		Zions Bancorporation	427

			49,953

		Beverages: 0.1%
10		Anheuser-Busch Cos., Inc.	430
6		Brown-Forman Corp.	357
197		Coca-Cola Co.	8,508
22		Coca-Cola Enterprises, Inc.	429
12	@	Constellation Brands, Inc.	312
11		Pepsi Bottling Group, Inc.	314
199		PepsiCo, Inc.	11,285

			21,635

		Biotechnology: 0.0%
86	@	Amgen, Inc.	6,852
23	@	Biogen Idec, Inc.	908
7	@	Chiron Corp.	305
16	@	Genzyme Corp.	1,146
17	@	Medimmune, Inc.	572
3	@	Millipore Corp.	189

			9,972

		Building Materials: 0.0%
13		American Standard Cos., Inc.	605
30		Masco Corp.	920
12		Vulcan Materials Co.	891

			2,416

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.0%
15		Air Products & Chemicals, Inc.	$827
4		Ashland, Inc.	221
67		Dow Chemical Co.	2,792
9		Eastman Chemical Co.	423
15		Ecolab, Inc.	479
76		E.I. Du Pont de Nemours & Co.	2,977
4		Engelhard Corp.	112
6		International Flavors & Fragrances, Inc.	214
22		PPG Industries, Inc.	1,302
22		Praxair, Inc.	1,054
11		Rohm & Haas Co.	452
13		Sherwin-Williams Co.	573
5		Sigma-Aldrich Corp.	320

			11,746

		Commercial Services: 0.0%
74		Cendant Corp.	1,527
17		Equifax, Inc.	594
22		H&R Block, Inc.	528
38		McKesson Corp.	1,803
4		Moody’s Corp.	204
26		Paychex, Inc.	964
13		R.R. Donnelley & Sons Co.	482
16		Robert Half Intl., Inc.	569

			6,671

		Computers: 0.1%
8	@	Affiliated Computer Services, Inc.	437
99	@	Apple Computer, Inc.	5,307
11	@	Computer Sciences Corp.	520
286	@	Dell, Inc.	9,781
36		Electronic Data Systems Corp.	808
227	@	EMC Corp.	2,937
202		Hewlett-Packard Co.	5,898
111		International Business Machines Corp.	8,904
8	@	Lexmark Intl., Inc.	488
12	@	NCR Corp.	383
24	@	Network Appliance, Inc.	570
240	@	Sun Microsystems, Inc.	941
20	@	Unisys Corp.	133

			37,107

		Cosmetics/Personal Care: 0.0%
8		Alberto-Culver Co.	358
50		Colgate-Palmolive Co.	2,640
65		Gillette Co.	3,783
172		Procter & Gamble Co.	10,227

			17,008

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
18		Genuine Parts Co.	$772
3		WW Grainger, Inc.	189

			961

		Diversified Financial Services: 0.1%
89		American Express Co.	5,112
7		Bear Stearns Cos., Inc.	768
20		Capital One Financial Corp.	1,590
70		Charles Schwab Corp.	1,010
23		CIT Group, Inc.	1,039
74		Citigroup, Inc.	3,368
9		Countrywide Financial Corp.	297
23	@	E*TRADE Financial Corp.	405
69		Fannie Mae	3,093
6		Federated Investors, Inc.	199
14		Franklin Resources, Inc.	1,175
10		Freddie Mac	565
33		Goldman Sachs Group, Inc.	4,012
50		JPMorgan Chase & Co.	1,697
27		Lehman Brothers Holdings, Inc.	3,145
90		MBNA Corp.	2,218
66		Merrill Lynch & Co., Inc.	4,049
77		Morgan Stanley	4,153
38	@	Providian Financial Corp.	672
29		SLM Corp.	1,556
9		T. Rowe Price Group, Inc.	588

			40,711

		Electric: 0.1%
47	@	AES Corp.	772
10	@	Allegheny Energy, Inc.	307
18		Ameren Corp.	963
30		American Electric Power Co., Inc.	1,191
20		CenterPoint Energy Resources Corp.	297
16	@	CMS Energy Corp.	263
17		Consolidated Edison, Inc.	825
12		Constellation Energy Group, Inc.	739
23		Dominion Resources, Inc.	1,981
12		DTE Energy Co.	550
65		Duke Energy Corp.	1,896
31		Edison Intl.	1,466
3		Entergy Corp.	223
46		Exelon Corp.	2,458
22		FirstEnergy Corp.	1,147
27		FPL Group, Inc.	1,285
19		NiSource, Inc.	461
29		PG&E Corp.	1,138
10		Pinnacle West Capital Corp.	441
36		PPL Corp.	1,164
18		Public Service Enterprise Group, Inc.	1,158
6		Southern Co.	215
26		TECO Energy, Inc.	469
30		TXU Corp.	3,386
28		Xcel Energy, Inc.	549

			25,344

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components & Equipment: 0.0%
11		American Power Conversion	$285
30		Emerson Electric Co.	2,154

			2,439

		Electronics: 0.0%
46	@	Agilent Technologies, Inc.	1,507
10		Applera Corp. — Applied Biosystems Group	232
13	@	Jabil Circuit, Inc.	402
10		PerkinElmer, Inc.	204
33	@	Sanmina-Sci Corp.	142
124	@	Solectron Corp.	485
16	@	Thermo Electron Corp.	494
8	@	Waters Corp.	333

			3,799

		Engineering & Construction: 0.0%
6		Fluor Corp.	386

			386

		Entertainment: 0.0%
23		International Game Technology	621

			621

		Environmental Control: 0.0%
39		Waste Management, Inc.	1,116

			1,116

		Food: 0.0%
11		Albertson’s, Inc.	282
21		Campbell Soup Co.	625
4		ConAgra Foods, Inc.	99
25		General Mills, Inc.	1,205
18		Hershey Co.	1,014
25		H.J. Heinz Co.	914
18		Kellogg Co.	830
45	@	Kroger Co.	927
10		McCormick & Co., Inc.	326
31		Safeway, Inc.	794
10		Sara Lee Corp.	190
17		SUPERVALU, Inc.	529
17		Tyson Foods, Inc.	307
14		Wm. Wrigley Jr. Co.	1,006

			9,048

		Forest Products & Paper: 0.0%
9		Georgia-Pacific Corp.	307
11		Louisiana-Pacific Corp.	305

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products & Paper: 0.0% (continued)
13		MeadWestvaco Corp.	$359
12		Plum Creek Timber Co., Inc.	455
10		Temple-Inland, Inc.	409
17		Weyerhaeuser Co.	1,169

			3,004

		Gas: 0.0%
3		KeySpan Corp.	110
19		Sempra Energy	894

			1,004

		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	821
5		Snap-On, Inc.	181
9		Stanley Works	420

			1,422

		Healthcare — Products: 0.1%
5		Bausch & Lomb, Inc.	403
40		Baxter Intl., Inc.	1,595
23		Becton Dickinson & Co.	1,206
42	@	Boston Scientific Corp.	982
8		C.R. Bard, Inc.	528
23		Guidant Corp.	1,584
208		Johnson & Johnson	13,162
84		Medtronic, Inc.	4,504
22	@	St. Jude Medical, Inc.	1,030
4		Stryker Corp.	198
2	@	Zimmer Holdings, Inc.	138

			25,330

		Healthcare — Services: 0.1%
38		Aetna, Inc.	3,273
13	@	Coventry Health Care, Inc.	1,118
30		HCA, Inc.	1,438
21	@	Humana, Inc.	1,005
9	@	Laboratory Corp. of America Holdings	438
1		Manor Care, Inc.	38
6		Quest Diagnostics	303
151		UnitedHealth Group, Inc.	8,486
74	@	WellPoint, Inc.	5,611

			21,710

		Home Furnishings: 0.0%
2		Whirlpool Corp.	152

			152

		Household Products/Wares: 0.0%
9		Clorox Co.	500
1		Fortune Brands, Inc.	81
34		Kimberly-Clark Corp.	2,024

			2,605

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
19		Newell Rubbermaid, Inc.	$430

			430

		Insurance: 0.1%
21	@@	ACE Ltd	988
35		AFLAC, Inc.	1,586
64		Allstate Corp.	3,539
7		AMBAC Financial Group, Inc.	504
186		American Intl. Group, Inc.	11,525
20		Aon Corp.	642
25		Chubb Corp.	2,239
13		CIGNA Corp.	1,532
11		Cincinnati Financial Corp.	461
22		Hartford Financial Services Group, Inc.	1,698
1		Jefferson-Pilot Corp.	51
16		Lincoln National Corp.	832
14		Loews Corp.	1,294
10		MBIA, Inc.	606
74		Metlife, Inc.	3,687
9		MGIC Investment Corp.	578
31		Principal Financial Group	1,468
15		Progressive Corp.	1,572
37		Prudential Financial, Inc.	2,500
9		Safeco Corp.	480
86		St. Paul Travelers Cos., Inc.	3,859
10		Torchmark Corp.	528
22		UnumProvident Corp.	451
9	@@	XL Capital Ltd.	612

			43,232

		Internet: 0.0%
77	@	eBay, Inc.	3,172
10	@	Monster Worldwide, Inc.	307
152	@	Symantec Corp.	3,444
18	@	Yahoo!, Inc.	609

			7,532

		Iron/Steel: 0.0%
20		Nucor Corp.	1,180
14		United States Steel Corp.	593

			1,773

		Leisure Time: 0.0%
7		Brunswick Corp.	264
37		Carnival Corp.	1,849
21		Harley-Davidson, Inc.	1,017
9		Sabre Holdings Corp.	183

			3,313

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	$652
35		Hilton Hotels Corp.	781
13		Marriott Intl, Inc.	819
13		Starwood Hotels & Resorts Worldwide, Inc.	743

			2,995

		Machinery — Diversified: 0.0%
3		Cummins, Inc.	264
18		Deere & Co.	1,102
12		Rockwell Automation, Inc.	635

			2,001

		Media: 0.1%
37	@	Clear Channel Communications, Inc.	1,217
153	@	Comcast Corp.	4,495
17		Gannett Co.	1,170
48		McGraw-Hill Cos, Inc.	2,306
5		Meredith Corp.	249
10		New York Times Co.	298
180		News Corp. — Class A	2,806
328		Time Warner, Inc.	5,940
18		Tribune Co.	610
110		Viacom, Inc.	3,631
140		Walt Disney Co.	3,378

			26,100

		Mining: 0.0%
22		Freeport-McMoRan Copper & Gold, Inc.	1,069
8		Phelps Dodge Corp.	1,039

			2,108

		Miscellaneous Manufacturing: 0.1%
54		3M Co.	3,961
6		Cooper Industries Ltd.	415
20		Danaher Corp.	1,077
13		Dover Corp.	530
10		Eaton Corp.	636
743		General Electric Co.	25,017
60		Honeywell Intl, Inc.	2,250
15		Illinois Tool Works, Inc.	1,235
37	@@	Ingersoll-Rand Co. Ltd.	1,415
6		ITT Industries, Inc.	682
3		Pall Corp.	83
8		Parker Hannifin Corp.	514
10		Textron, Inc.	717

			38,532

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.0%
16		Pitney Bowes, Inc.	$668
63	@	Xerox Corp.	860

			1,528

		Oil & Gas: 0.2%
6		Amerada Hess Corp.	825
12		Anadarko Petroleum Corp.	1,149
19		Apache Corp.	1,429
41		Burlington Resources, Inc.	3,334
227		ChevronTexaco Corp.	14,694
110		ConocoPhillips	7,690
46		Devon Energy Corp.	3,157
12		EOG Resources, Inc.	899
635		Exxon Mobil Corp.	40,348
9		Kerr-McGee Corp.	874
27		Marathon Oil Corp.	1,861
7		Murphy Oil Corp.	349
7	@, @@	Nabors Industries Ltd.	503
3		Noble Corp.	205
34		Occidental Petroleum Corp.	2,905
10	@	Rowan Cos., Inc.	355
14		Sunoco, Inc.	1,095
18	@	Transocean, Inc.	1,104
31		Valero Energy Corp.	3,505
4		XTO Energy, Inc.	181

			86,462

		Oil & Gas Services: 0.0%
4		Baker Hughes, Inc.	239
6		BJ Services Co.	216
7		Halliburton Co.	480
6		Schlumberger Ltd.	506
6	@	Weatherford International Ltd.	412

			1,853

		Packaging & Containers: 0.0%
10		Ball Corp.	367
1		Bemis Co.	25
10	@	Pactiv Corp.	175
6	@	Sealed Air Corp.	285

			852

		Pharmaceuticals: 0.1%
108		Abbott Laboratories	4,579
8		Allergan, Inc.	733
13		AmerisourceBergen Corp.	1,005
41		Cardinal Health, Inc.	2,601
29	@	Caremark Rx, Inc.	1,448
79		Eli Lilly & Co.	4,228
16	@	Express Scripts, Inc.	995
22	@	Forest Laboratories, Inc.	857

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 0.1% (continued)
28	@	Gilead Sciences, Inc.	$1,365
20	@	Hospira, Inc.	819
21	@	King Pharmaceuticals, Inc.	323
21	@	Medco Health Solutions, Inc.	1,151
156		Merck & Co., Inc.	4,245
516		Pfizer, Inc.	12,884
100		Schering-Plough Corp.	2,105
10	@	Watson Pharmaceuticals, Inc.	366
93		Wyeth	4,303

			44,007

		Pipelines: 0.0%
4		Kinder Morgan, Inc.	385
32		Williams Cos., Inc.	802

			1,187

		Real Estate Investment Trust: 0.0%
10		Apartment Investment & Management Co.	388
15		Archstone-Smith Trust	598
2		Equity Residential	76
17		Prologis	753
6		Public Storage, Inc.	402
15		Simon Property Group, Inc.	1,112
7		Vornado Realty Trust	606

			3,935

		Retail: 0.1%
12	@	Autonation, Inc.	240
2	@	Autozone, Inc.	167
21	@	Bed Bath & Beyond, Inc.	844
49		Best Buy Co., Inc.	2,133
18		Circuit City Stores, Inc.	309
32		Costco Wholesale Corp.	1,379
57		CVS Corp.	1,654
18		Darden Restaurants, Inc.	547
8		Dillard’s, Inc.	167
19		Dollar General Corp.	348
10		Family Dollar Stores, Inc.	199
28		Federated Department Stores, Inc.	1,872
51		Gap, Inc.	889
150		Home Depot, Inc.	5,721
24		J.C. Penney Co., Inc. Holding Co.	1,138
24	@	Kohl’s Corp.	1,204
24		Limited Brands	490
54		Lowe’s Cos., Inc.	3,478
118		McDonald’s Corp.	3,952
30		Nordstrom, Inc.	1,030
20	@	Office Depot, Inc.	594
8	@	Sears Holding Corp.	995
87		Staples, Inc.	1,855
25	@	Starbucks Corp.	1,253
62		Target Corp.	3,220
9		Tiffany & Co.	358

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.1% (continued)
34		TJX Cos., Inc.	$696
175		Wal-Mart Stores, Inc.	7,669
122		Walgreen Co.	5,301
8		Wendy’s Intl, Inc.	361
20		Yum! Brands, Inc.	968

			51,031

		Savings & Loans: 0.0%
22		Golden West financial Corp.	1,307
86		Washington Mutual, Inc.	3,373

			4,680

		Semiconductors: 0.1%
25	@	Altera Corp.	478
26		Analog Devices, Inc.	966
116		Applied Materials, Inc.	1,967
19	@	Broadcom Corp.	891
6	@	Freescale Semiconductor, Inc.	141
439		Intel Corp.	10,821
12		KLA-Tencor Corp.	585
19		Linear Technology Corp.	714
24	@	LSI Logic Corp.	236
23		Maxim Integrated Products, Inc.	981
37		National Semiconductor Corp.	973
10	@	Novellus Systems, Inc.	251
10	@	Nvidia Corp.	343
7	@	QLogic Corp.	239
154		Texas Instruments, Inc.	5,221

			24,807

		Software: 0.1%
35		Adobe Systems, Inc.	1,045
29		Autodesk, Inc.	1,347
40		Automatic Data Processing, Inc.	1,722
24	@	BMC Software, Inc.	506
18	@	Citrix Systems, Inc.	453
32		Computer Associates Intl., Inc.	890
34	@	Compuware Corp.	323
19	@	Electronic Arts, Inc.	1,081
53		First Data Corp.	2,120
15	@	Fiserv, Inc.	688
20		IMS Health, Inc.	503
24	@	Intuit, Inc.	1,075
10	@	Mercury Interactive Corp.	396
648		Microsoft Corp.	16,672
28	@	Novell, Inc.	209
358	@	Oracle Corp.	4,436
23	@	Parametric Technology Corp.	160
48		Siebel Systems, Inc.	496

			34,122

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.1%
7	@	ADC Telecommunications, Inc.	$160
3		Alltel Corp.	195
31		AT&T Corp.	614
31	@	Avaya, Inc.	319
128		BellSouth Corp.	3,366
10		CenturyTel, Inc.	350
447	@	Cisco Systems, Inc.	8,014
10	@	Comverse Technology, Inc.	263
103	@	Corning, Inc.	1,991
234		Motorola, Inc.	5,169
114		QUALCOMM, Inc.	5,102
126	@	Qwest Communications International, Inc.	517
232		SBC Communications, Inc.	5,561
19		Scientific-Atlanta, Inc.	713
206		Sprint Corp.	4,899
31	@	Tellabs, Inc.	326
194		Verizon Communications, Inc.	6,342

			43,901

		Textiles: 0.0%
14		Cintas Corp.	575

			575

		Toys/Games/Hobbies: 0.0%
18		Hasbro, Inc.	354
28		Mattel, Inc.	467

			821

		Transportation: 0.0%
24		Burlington Northern Santa Fe Corp.	1,435
21		CSX Corp.	976
22		FedEx Corp.	1,917
48		Norfolk Southern Corp.	1,947
2		Union Pacific Corp.	143
77		United Parcel Service, Inc.	5,322

			11,740

		Total Common Stock (Cost $710,630)	780,671

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series K	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. Government Agency Obligation: 65.5%
		Federal Home Loan Mortgage Corporation: 23.2%
$6,050,000		3.490%, due 01/15/06		$5,984,442
5,000,000		3.670%, due 03/14/06		4,907,695

				10,892,137

		Federal National Mortgage Association: 31.7%
15,000,000		3.500%, due 12/13/05		14,885,805

				14,885,805

		U.S. Agency Obligations: 10.6%
5,000,000		Tennessee Valley Authority, 3.450%, due 10/15/05		4,992,749

				4,992,749

		Total U.S. Government Agency Obligation (Cost $30,730,232)		30,770,691

U.S. Treasury Obligation: 8.2%
		U.S. Treasury STRIP: 8.2%
3,891,000		3.280%, due 11/15/05		3,873,979

				3,873,979

		Total U.S. Treasury Obligation (Cost $3,875,071)		3,873,979

Other Bonds: 24.2%
		Sovereign 24.2%
10,000,000		Israel Trust, 4.250%, due 11/15/05		9,956,859
1,390,000		Israel Trust, 4.250%, due 11/15/05		1,384,003

				11,340,862
		Total Other Bonds
		(Cost $11,330,159)		11,340,862

		Total Long-Term Investments:
		(Costs $44,306,093)		$46,766,203

Short-Term Investment: 0.5%
		Repurchase Agreement: 0.5%
260,000		Goldman Sacks Repurchase Agreement dated 09/30/05, 3.790% due 10/03/05, $260,082 to be received upon repurchase (Collateralized by $270,000 Federal National Mortgage Association, 2.250%, Market value plus accrued interest $265,782, due 12/04/06)		260,000

		Total Short-Term Investment
		(Cost $260,000)		260,000

		Total Investments in Securities (Cost $46,906,092)	100.1%	$47,026,203
		Other Assest and Liabilities-Net	(0.1)	(58,225)

		Net Assets	100.0%	$46,967,978

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $46,952,337.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$112,949
		Gross Unrealized Depreciation		(39,083)

		Net Unrealized Appreciation		$73,866

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 2.4%
		Advertising: 0.0%
40	@	Interpublic Group of Cos., Inc.	$466
18		Omnicom Group, Inc.	1,505

			1,971

		Aerospace/Defense: 0.1%
103		Boeing Co.	6,998
30		General Dynamics Corp.	3,587
10		Goodrich Corp.	443
10		L-3 Communications Holdings, Inc.	791
57		Lockheed Martin Corp.	3,479
33		Northrop Grumman Corp.	1,794
49		Raytheon Co.	1,863
25		Rockwell Collins, Inc.	1,208
95		United Technologies Corp.	4,925

			25,088

		Agriculture: 0.1%
191		Altria Group, Inc.	14,080
102		Archer-Daniels-Midland Co.	2,515
43		Monsanto Co.	2,698
11		Reynolds American, Inc.	913
20		UST, Inc.	837

			21,043

		Airlines: 0.0%
62		Southwest Airlines Co.	921

			921

		Apparel: 0.0%
60	@	Coach, Inc.	1,882
10		Jones Apparel Group, Inc.	285
10		Liz Claiborne, Inc.	393
24		Nike, Inc.	1,960
4		Reebok Intl., Ltd.	226
16		VF Corp.	928

			5,674

		Auto Manufacturers: 0.0%
170		Ford Motor Co.	1,677
10	@	Navistar Intl. Corp.	324
5		PACCAR, Inc.	339

			2,340

		Auto Parts and Equipment: 0.0%
20	@	Goodyear Tire & Rubber Co.	312
20		Johnson Controls, Inc.	1,241

			1,553

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.2%
40		AmSouth Bancorporation	$1,010
513		Bank of America Corp.	21,596
49		BB&T Corp.	1,913
16		Comerica, Inc.	942
10		Compass Bancshares, Inc.	458
10		First Horizon National Corp.	364
19		Huntington Bancshares, Inc.	427
60		KeyCorp	1,935
10		M & T Bank Corp.	1,057
20		Marshall & Ilsley Corp.	870
39		Mellon Financial Corp.	1,247
99		National City Corp.	3,311
20		Northern Trust Corp.	1,011
30		PNC Financial Services Group, Inc.	1,741
4		Regions Financial Corp.	124
30		State Street Corp.	1,468
34		SunTrust Banks, Inc.	2,361
26		Synovus Financial Corp.	721
73		The Bank of New York Co., Inc.	2,147
172		U.S. Bancorp	4,830
147		Wachovia Corp.	6,996
159		Wells Fargo & Co.	9,313
10		Zions Bancorporation	712

			66,554

		Beverages: 0.1%
10		Anheuser-Busch Cos., Inc.	430
9		Brown-Forman Corp.	536
259		Coca-Cola Co.	11,186
30		Coca-Cola Enterprises, Inc.	585
20	@	Constellation Brands, Inc.	520
20		Pepsi Bottling Group, Inc.	571
262		PepsiCo, Inc.	14,858

			28,686

		Biotechnology: 0.0%
114	@	Amgen, Inc.	9,083
31	@	Biogen Idec, Inc.	1,224
10	@	Chiron Corp.	436
21	@	Genzyme Corp.	1,504
22	@	MedImmune, Inc.	740
4	@	Millipore Corp.	252

			13,239

		Building Materials: 0.0%
20		American Standard Cos., Inc.	931
39		Masco Corp.	1,197
10		Vulcan Materials Co.	742

			2,870

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.0%
20		Air Products & Chemicals, Inc.	$1,103
6		Ashland, Inc.	331
95		Dow Chemical Co.	3,958
96		Du Pont EI de Nemours & Co.	3,759
10		Eastman Chemical Co.	470
20		Ecolab, Inc.	639
10		Engelhard Corp.	279
10		International Flavors & Fragrances, Inc.	356
29		PPG Industries, Inc.	1,717
30		Praxair, Inc.	1,438
20		Rohm & Haas Co.	823
10		Sherwin-Williams Co.	441
10		Sigma-Aldrich Corp.	641

			15,955

		Commercial Services: 0.0%
97		Cendant Corp.	2,002
20		Equifax, Inc.	699
29		H&R Block, Inc.	695
49		McKesson Corp.	2,326
5		Moody’s Corp.	255
33		Paychex, Inc.	1,224
20		R.R. Donnelley & Sons Co.	741
20		Robert Half Intl., Inc.	712

			8,654

		Computers: 0.1%
11	@	Affiliated Computer Services, Inc.	601
130	@	Apple Computer, Inc.	6,969
20	@	Computer Sciences Corp.	946
376	@	Dell, Inc.	12,858
47		Electronic Data Systems Corp.	1,055
300	@	EMC Corp.	3,882
263		Hewlett-Packard Co.	7,680
146		International Business Machines Corp.	11,712
10	@	Lexmark Intl., Inc.	611
17	@	NCR Corp.	542
31	@	Network Appliance, Inc.	736
315	@	Sun Microsystems, Inc.	1,235
40	@	Unisys Corp.	266

			49,093

		Cosmetics/Personal Care: 0.1%
65		Colgate-Palmolive Co.	3,431
84		Gillette Co.	4,889
226		Procter & Gamble Co.	13,438

			21,758

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
23		Genuine Parts Co.	$987
10		W.W. Grainger, Inc.	629

			1,616

		Diversified Financial Services: 0.1%
117		American Express Co.	6,720
10		Bear Stearns Cos., Inc.	1,098
27		Capital One Financial Corp.	2,147
90		Charles Schwab Corp.	1,299
30		CIT Group, Inc.	1,355
97		Citigroup, Inc.	4,415
12		Countrywide Financial Corp.	396
30	@	E*TRADE Financial Corp.	528
91		Fannie Mae	4,079
7		Federated Investors, Inc.	233
15		Franklin Resources, Inc.	1,259
14		Freddie Mac	790
44		Goldman Sachs Group, Inc.	5,350
66		JPMorgan Chase & Co.	2,239
35		Lehman Brothers Holdings, Inc.	4,077
118		MBNA Corp.	2,908
87		Merrill Lynch & Co., Inc.	5,337
102		Morgan Stanley	5,502
40	@	Providian Financial Corp.	707
40		SLM Corp.	2,146
10		T. Rowe Price Group, Inc.	653

			53,238

		Electric: 0.1%
61	@	AES Corp.	1,002
20	@	Allegheny Energy, Inc.	614
20		Ameren Corp.	1,070
40		American Electric Power Co., Inc.	1,588
30		CenterPoint Energy, Inc.	446
30	@	CMS Energy Corp.	494
20		Consolidated Edison, Inc.	971
20		Constellation Energy Group, Inc.	1,232
31		Dominion Resources, Inc.	2,670
15		DTE Energy Co.	688
90		Duke Energy Corp.	2,625
41		Edison Intl.	1,938
4		Entergy Corp.	297
61		Exelon Corp.	3,260
35		FirstEnergy Corp.	1,824
36		FPL Group, Inc.	1,714
25		NiSource, Inc.	606
40		PG&E Corp.	1,570
10		Pinnacle West Capital Corp.	441
40		PPL Corp.	1,293
20		Public Service Enterprise Group, Inc.	1,287
8		Southern Co.	286
33		TECO Energy, Inc.	595
40		TXU Corp.	4,516
37		Xcel Energy, Inc.	726

			33,753

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.0%
15		American Power Conversion Corp.	$389
39		Emerson Electric Co.	2,800

			3,189

		Electronics: 0.0%
61	@	Agilent Technologies, Inc.	1,999
20		Applera Corp. — Applied Biosystems Group	465
20	@	Jabil Circuit, Inc.	618
11		Parker Hannifin Corp.	707
20		PerkinElmer, Inc.	407
44	@	Sanmina-SCI Corp.	189
163	@	Solectron Corp.	637
20	@	Thermo Electron Corp.	618
10	@	Waters Corp.	416

			6,056

		Engineering and Construction: 0.0%
8		Fluor Corp.	515

			515

		Entertainment: 0.0%
31		International Game Technology	837

			837

		Environmental Control: 0.0%
50		Waste Management, Inc.	1,431

			1,431

		Food: 0.0%
10		Albertson’s, Inc.	257
30		Campbell Soup Co.	893
21		ConAgra Foods, Inc.	520
30		General Mills, Inc.	1,446
30		H.J. Heinz Co.	1,096
20		Hershey Foods Corp.	1,126
30		Kellogg Co.	1,384
60	@	Kroger Co.	1,235
10		McCormick & Co., Inc.	326
50		Safeway, Inc.	1,280
7		Sara Lee Corp.	133
20		SUPERVALU, Inc.	622
23		Tyson Foods, Inc.	415
19		Wm. Wrigley Jr. Co.	1,366

			12,099

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.0%
3		Georgia-Pacific Corp.	$102
10		Louisiana-Pacific Corp.	277
20		MeadWestvaco Corp.	552
20		Plum Creek Timber Co., Inc.	758
10		Temple-Inland, Inc.	409
23		Weyerhaeuser Co.	1,581

			3,679

		Gas: 0.0%
9		KeySpan Corp.	331
20		Sempra Energy	941

			1,272

		Hand/Machine Tools: 0.0%
14		Black & Decker Corp.	1,149
10		Stanley Works	467

			1,616

		Healthcare-Products: 0.1%
4		Bausch & Lomb, Inc.	323
57		Baxter Intl., Inc.	2,273
24		Becton Dickinson & Co.	1,258
70	@	Boston Scientific Corp.	1,636
10		C.R. Bard, Inc.	660
31		Guidant Corp.	2,136
273		Johnson & Johnson	17,275
111		Medtronic, Inc.	5,952
30	@	St. Jude Medical, Inc.	1,404
5		Stryker Corp.	247
3	@	Zimmer Holdings, Inc.	207

			33,371

		Healthcare-Services: 0.1%
49		Aetna, Inc.	4,221
18	@	Coventry Health Care, Inc.	1,548
40		HCA, Inc.	1,917
27	@	Humana, Inc.	1,293
10	@	Laboratory Corp. of America Holdings	487
198		UnitedHealth Group, Inc.	11,127
97	@	WellPoint, Inc.	7,355

			27,948

		Household Products/Wares: 0.0%
14		Clorox Co.	778
45		Kimberly-Clark Corp.	2,678

			3,456

		Housewares: 0.0%
30		Newell Rubbermaid, Inc.	680

			680

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.1%
28	@@	ACE Ltd.	$1,318
47		AFLAC, Inc.	2,129
84		Allstate Corp.	4,644
10		AMBAC Financial Group, Inc.	721
245		American Intl. Group, Inc.	15,181
30		Aon Corp.	962
33		Chubb Corp.	2,955
16		CIGNA Corp.	1,886
13		Cincinnati Financial Corp.	545
29		Hartford Financial Services Group, Inc.	2,238
10		Jefferson-Pilot Corp.	512
20		Lincoln National Corp.	1,040
18		Loews Corp.	1,663
15		MBIA, Inc.	909
97		MetLife, Inc.	4,834
10		MGIC Investment Corp.	642
41		Principal Financial Group	1,942
19		Progressive Corp.	1,991
49		Prudential Financial, Inc.	3,310
12		Safeco Corp.	641
113		St. Paul Travelers Cos., Inc.	5,070
10		Torchmark Corp.	528
30		UnumProvident Corp.	615
12	@@	XL Capital Ltd.	816

			57,092

		Internet: 0.0%
102	@	eBay, Inc.	4,202
10	@	Monster Worldwide, Inc.	307
199	@	Symantec Corp.	4,510
24	@	Yahoo!, Inc.	812

			9,831

		Iron/Steel: 0.0%
27		Nucor Corp.	1,593
20		United States Steel Corp.	847

			2,440

		Leisure Time: 0.0%
10		Brunswick Corp.	377
40		Carnival Corp.	2,000
30		Harley-Davidson, Inc.	1,453
10		Sabre Holdings Corp.	203

			4,033

		Lodging: 0.0%
15		Harrah’s Entertainment, Inc.	978
40		Hilton Hotels Corp.	893
20		Marriott Intl., Inc.	1,260

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0% (continued)
20		Starwood Hotels & Resorts Worldwide, Inc.	$1,143

			4,274

		Machinery-Diversified: 0.0%
20		Deere & Co.	1,224
20		Rockwell Automation, Inc.	1,058

			2,282

		Media: 0.1%
49		Clear Channel Communications, Inc.	1,612
202	@	Comcast Corp.	5,935
10		Dow Jones & Co., Inc.	382
22		Gannett Co., Inc.	1,514
60		McGraw-Hill Cos., Inc.	2,882
10		New York Times Co.	298
240		News Corp. — Class A	3,742
432		Time Warner, Inc.	7,824
24		Tribune Co.	813
145		Viacom, Inc.	4,786
180		Walt Disney Co.	4,343

			34,131

		Mining: 0.0%
29		Freeport-McMoRan Copper & Gold, Inc.	1,409
10	@	Phelps Dodge Corp.	1,299

			2,708

		Miscellaneous Manufacturing: 0.1%
71		3M Co.	5,209
10		Cooper Industries Ltd.	691
26		Danaher Corp.	1,400
17		Dover Corp.	693
10		Eaton Corp.	636
987		General Electric Co.	33,231
79		Honeywell Intl., Inc.	2,963
23		Illinois Tool Works, Inc.	1,894
48	@@	Ingersoll-Rand Co. Ltd.	1,835
10		ITT Industries, Inc.	1,136
10		Pall Corp.	275
13		Textron, Inc.	932

			50,895

		Office/Business Equipment: 0.0%
20		Pitney Bowes, Inc.	835
100	@	Xerox Corp.	1,365

			2,200

		Oil and Gas: 0.3%
6		Amerada Hess Corp.	825
18		Anadarko Petroleum Corp.	1,724
25		Apache Corp.	1,881

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 0.3% (continued)
53		Burlington Resources, Inc.	$4,310
299		ChevronTexaco Corp.	19,353
150		ConocoPhillips	10,487
60		Devon Energy Corp.	4,118
20		EOG Resources, Inc.	1,498
835		Exxon Mobil Corp.	53,055
10		Kerr-McGee Corp.	971
40		Marathon Oil Corp.	2,757
10		Murphy Oil Corp.	499
12	@, @@	Nabors Industries Ltd.	862
4		Noble Corp.	274
40		Occidental Petroleum Corp.	3,417
10	@	Rowan Cos., Inc.	355
20		Sunoco, Inc.	1,564
25	@	Transocean, Inc.	1,533
40		Valero Energy Corp.	4,522
5		XTO Energy, Inc.	227

			114,232

		Oil and Gas Services: 0.0%
5		Baker Hughes, Inc.	298
8		BJ Services Co.	288
8		Halliburton Co.	548
9		Schlumberger Ltd.	760
8	@	Weatherford Intl. Ltd.	549

			2,443

		Packaging and Containers: 0.0%
10		Ball Corp.	367
1		Bemis Co.	25
14	@	Pactiv Corp.	245
10	@	Sealed Air Corp.	475

			1,112

		Pharmaceuticals: 0.1%
143		Abbott Laboratories	6,063
10		Allergan, Inc.	916
17		AmerisourceBergen Corp.	1,314
54		Cardinal Health, Inc.	3,426
41	@	Caremark Rx, Inc.	2,047
104		Eli Lilly & Co.	5,566
14	@	Express Scripts, Inc.	871
30	@	Forest Laboratories, Inc.	1,169
40	@	Gilead Sciences, Inc.	1,950
26	@	Hospira, Inc.	1,065
40	@	King Pharmaceuticals, Inc.	615
29	@	Medco Health Solutions, Inc.	1,590
205		Merck & Co., Inc.	5,578
678		Pfizer, Inc.	16,931
140		Schering-Plough Corp.	2,947
10	@	Watson Pharmaceuticals, Inc.	366
123		Wyeth	5,691

			58,105

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pipelines: 0.0%
7		Kinder Morgan, Inc.	$673
50		Williams Cos., Inc.	1,253

			1,926

		Real Estate Investment Trusts: 0.0%
10		Apartment Investment & Management Co.	388
19		Archstone-Smith Trust	758
3		Equity Residential	114
23		ProLogis	1,019
8		Public Storage, Inc.	536
20		Simon Property Group, Inc.	1,481
9		Vornado Realty Trust	780

			5,076

		Retail: 0.2%
16	@	Autonation, Inc.	320
5	@	Autozone, Inc.	416
30	@	Bed Bath & Beyond, Inc.	1,205
64		Best Buy Co., Inc.	2,786
20		Circuit City Stores, Inc.	343
40		Costco Wholesale Corp.	1,724
74		CVS Corp.	2,147
20		Darden Restaurants, Inc.	607
10		Dillard’s, Inc.	209
25		Dollar General Corp.	459
10		Family Dollar Stores, Inc.	199
37		Federated Department Stores, Inc.	2,474
70		Gap, Inc.	1,220
198		Home Depot, Inc.	7,551
40		J.C. Penney Co., Inc. Holding Co.	1,897
31	@	Kohl’s Corp.	1,556
31		Limited Brands, Inc.	633
71		Lowe’s Cos., Inc.	4,572
118		McDonald’s Corp.	3,952
35		Nordstrom, Inc.	1,201
26	@	Office Depot, Inc.	772
10	@	Sears Holdings Corp.	1,244
110		Staples, Inc.	2,345
30	@	Starbucks Corp.	1,503
80		Target Corp.	4,154
6		Tiffany & Co.	239
50		TJX Cos., Inc.	1,024
230		Wal-Mart Stores, Inc.	10,078
161		Walgreen Co.	6,995
10		Wendy’s Intl., Inc.	452
24		Yum! Brands, Inc.	1,162

			65,439

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 0.0%
23		Golden West Finanical Corp.	$1,366
113		Washington Mutual, Inc.	4,432

			5,798

		Semiconductors: 0.1%
30	@	Altera Corp.	573
40		Analog Devices, Inc.	1,486
140		Applied Materials, Inc.	2,374
30	@	Broadcom Corp.	1,407
8	@	Freescale Semiconductor, Inc.	189
577		Intel Corp.	14,222
20		KLA-Tencor Corp.	975
25		Linear Technology Corp.	940
31	@	LSI Logic Corp.	305
30		Maxim Integrated Products, Inc.	1,280
50		National Semiconductor Corp.	1,315
10	@	Novellus Systems, Inc.	251
20	@	Nvidia Corp.	686
10	@	QLogic Corp.	342
202		Texas Instruments, Inc.	6,848

			33,193

		Software: 0.1%
46		Adobe Systems, Inc.	1,373
38		Autodesk, Inc.	1,765
50		Automatic Data Processing, Inc.	2,152
30	@	BMC Software, Inc.	633
20	@	Citrix Systems, Inc.	503
46		Computer Associates Intl., Inc.	1,279
50	@	Compuware Corp.	475
26	@	Electronic Arts, Inc.	1,479
66		First Data Corp.	2,640
15	@	Fiserv, Inc.	688
20		IMS Health, Inc.	503
30	@	Intuit, Inc.	1,344
10	@	Mercury Interactive Corp.	396
853		Microsoft Corp.	21,948
30	@	Novell, Inc.	224
470	@	Oracle Corp.	5,823
30	@	Parametric Technology Corp.	209
60		Siebel Systems, Inc.	620

			44,054

		Telecommunications: 0.2%
9	@	ADC Telecommunications, Inc.	206
4		Alltel Corp.	260
40		AT&T Corp.	792
50	@	Avaya, Inc.	515
168		Bellsouth Corp.	4,418
20		CenturyTel, Inc.	700
588	@	Cisco Systems, Inc.	10,542
20	@	Comverse Technology, Inc.	525
135	@	Corning, Inc.	2,610

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.2% (continued)
307		Motorola, Inc.	$6,782
150		QUALCOMM, Inc.	6,713
166	@	Qwest Communications Intl., Inc.	681
305		SBC Communications, Inc.	7,311
20		Scientific-Atlanta, Inc.	750
271		Sprint Corp.	6,444
50	@	Tellabs, Inc.	526
255		Verizon Communications, Inc.	8,336

			58,111

		Textiles: 0.0%
10		Cintas Corp.	411

			411

		Toys/Games/Hobbies: 0.0%
20		Hasbro, Inc.	393
34		Mattel, Inc.	567

			960

		Transportation: 0.0%
35		Burlington Northern Santa Fe Corp.	2,093
36		CSX Corp.	1,673
30		FedEx Corp.	2,614
58		Norfolk Southern Corp.	2,352
3		Union Pacific Corp.	215
101		United Parcel Service, Inc.	6,983

			15,930

		Total Common Stock (Cost $954,475)	1,026,831

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.8%
	Federal Home Loan Mortgage Corporation: 22.5%
$10,000,000	4.100%, due 03/14/06	$9,815,389

		9,815,389

	Federal National Mortgage Association: 10.7%
4,715,000	3.450%, due 11/15/05	4,694,310

		4,694,310

	Sovereign: 19.6%
4,608,000	Financing Corp Fico, 3.860%, due 03/07/06	4,531,143
4,126,000	Financing Corp Fico, 3.960%, due 04/06/06	4,042,494

		8,573,637

	Total U.S. Government Agency Obligations
	(Cost $23,056,202)	23,083,336

U.S. TREASURY OBLIGATIONS: 15.1%
	U.S. Treasury STRIP: 15.1%
6,681,000	3.550%, due 08/15/05,	6,593,486

	Total U.S. Treasury Obligations
	(Cost $6,600,134)	6,593,486

OTHER BONDS: 29.3%
	Sovereign: 29.3%
3,115,000	Israel Trust, 4.030%, due 05/15/06	3,037,720
10,000,000	Turkey Trust, 4.030%, due 05/15/06	9,751,910

	Total Other Bonds
	(Cost $12,853,827)	12,789,630

	Total Long-Term Investments	43,493,283

	(Cost $43,464,638)
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
228,000	Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790% due 10/03/05, $228,072 to be received upon repurchase (Collateralized by $237,000 Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $233,260, due 12/04/06)	228,000

	Total Short-Term Investments
	(Cost $228,000)	228,000

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series L	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Total Investments In Securities
		(Cost $43,692,638)*	100.1%	$43,721,283
		Other Assets and Liabilities—Net	(0.1)	(37,496)

		Net Assets	$100.0%	$43,683,787

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $43,739,445.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$98,014
		Gross Unrealized Depreciation		(116,176)

		Net Unrealized Depreciation		$(18,162)

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 6.7%
		Advertising: 0.0%
160	@	Interpublic Group of Cos., Inc.	$1,862
70		Omnicom Group, Inc.	5,855

			7,717

		Aerospace/Defense: 0.2%
430		Boeing Co.	29,218
120		General Dynamics Corp.	14,346
40		Goodrich Corp.	1,774
40		L-3 Communications Holdings, Inc.	3,163
240		Lockheed Martin Corp.	14,650
144		Northrop Grumman Corp.	7,826
213		Raytheon Co.	8,098
110		Rockwell Collins, Inc.	5,315
400		United Technologies Corp.	20,736

			105,126

		Agriculture: 0.2%
800		Altria Group, Inc.	58,968
415		Archer-Daniels-Midland Co.	10,234
180		Monsanto Co.	11,295
50		Reynolds American, Inc.	4,151
100		UST, Inc.	4,186

			88,834

		Airlines: 0.0%
260		Southwest Airlines Co.	3,861

			3,861

		Apparel: 0.0%
260	@	Coach, Inc.	8,154
70		Jones Apparel Group, Inc.	1,995
70		Liz Claiborne, Inc.	2,752
100		Nike, Inc.	8,169
20		Reebok Intl., Ltd.	1,131
60		VF Corp.	3,478

			25,679

		Auto Manufacturers: 0.0%
970		Ford Motor Co.	9,565
30	@	Navistar Intl. Corp.	973
32		PACCAR, Inc.	2,172

			12,710

		Auto Parts and Equipment: 0.0%
80	@	Goodyear Tire & Rubber Co.	1,247
70		Johnson Controls, Inc.	4,344

			5,591

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.4%
140		AmSouth Bancorporation	$3,536
2,156		Bank of America Corp.	90,768
211		BB&T Corp.	8,240
70		Comerica, Inc.	4,123
40		Compass Bancshares, Inc.	1,833
40		First Horizon National Corp.	1,454
80		Huntington Bancshares, Inc.	1,798
240		KeyCorp	7,740
40		M & T Bank Corp.	4,228
90		Marshall & Ilsley Corp.	3,916
170		Mellon Financial Corp.	5,435
410		National City Corp.	13,710
70		Northern Trust Corp.	3,539
110		PNC Financial Services Group, Inc.	6,382
20		Regions Financial Corp.	622
120		State Street Corp.	5,870
130		SunTrust Banks, Inc.	9,029
91		Synovus Financial Corp.	2,523
310		The Bank of New York Co., Inc.	9,117
730		U.S. Bancorp	20,498
616		Wachovia Corp.	29,315
670		Wells Fargo & Co.	39,242
30		Zions Bancorporation	2,136

			275,054

		Beverages: 0.2%
60		Anheuser-Busch Cos., Inc.	2,582
50		Brown-Forman Corp.	2,977
1,090		Coca-Cola Co.	47,077
120		Coca-Cola Enterprises, Inc.	2,340
70	@	Constellation Brands, Inc.	1,820
100		Pepsi Bottling Group, Inc.	2,855
1,100		PepsiCo, Inc.	62,382

			122,033

		Biotechnology: 0.1%
481	@	Amgen, Inc.	38,320
130	@	Biogen Idec, Inc.	5,132
40	@	Chiron Corp.	1,745
90	@	Genzyme Corp.	6,448
90	@	MedImmune, Inc.	3,029
20	@	Millipore Corp.	1,258

			55,932

		Building Materials: 0.0%
70		American Standard Cos., Inc.	3,259
170		Masco Corp.	5,216
40		Vulcan Materials Co.	2,968

			11,443

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.1%
80		Air Products & Chemicals, Inc.	$4,411
30		Ashland, Inc.	1,657
370		Dow Chemical Co.	15,418
400		Du Pont EI de Nemours & Co.	15,667
50		Eastman Chemical Co.	2,349
90		Ecolab, Inc.	2,874
20		Engelhard Corp.	558
30		International Flavors & Fragrances, Inc.	1,069
110		PPG Industries, Inc.	6,511
140		Praxair, Inc.	6,710
100		Rohm & Haas Co.	4,113
50		Sherwin-Williams Co.	2,204
30		Sigma-Aldrich Corp.	1,922

			65,463

		Commercial Services: 0.1%
410		Cendant Corp.	8,462
90		Equifax, Inc.	3,145
120		H&R Block, Inc.	2,878
200		McKesson Corp.	9,489
20		Moody’s Corp.	1,022
140		Paychex, Inc.	5,191
80		R.R. Donnelley & Sons Co.	2,966
80		Robert Half Intl., Inc.	2,847

			36,000

		Computers: 0.4%
40	@	Affiliated Computer Services, Inc.	2,184
570	@	Apple Computer, Inc.	30,558
70	@	Computer Sciences Corp.	3,312
1,580	@	Dell, Inc.	54,035
200		Electronic Data Systems Corp.	4,488
1,260	@	EMC Corp.	16,304
1,358		Hewlett-Packard Co.	39,654
620		International Business Machines Corp.	49,736
40	@	Lexmark Intl., Inc.	2,442
80	@	NCR Corp.	2,553
130	@	Network Appliance, Inc.	3,086
1,330	@	Sun Microsystems, Inc.	5,214
150	@	Unisys Corp.	996

			214,562

		Cosmetics/Personal Care: 0.2%
30		Alberto-Culver Co.	1,343
270		Colgate-Palmolive Co.	14,253
380		Gillette Co.	22,116
950		Procter & Gamble Co.	56,487

			94,199

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
93		Genuine Parts Co.	$3,989
30		W.W. Grainger, Inc.	1,888

			5,877

		Diversified Financial Services: 0.4%
490		American Express Co.	28,146
40		Bear Stearns Cos., Inc.	4,390
110		Capital One Financial Corp.	8,747
400		Charles Schwab Corp.	5,772
130		CIT Group, Inc.	5,873
410		Citigroup, Inc.	18,663
48		Countrywide Financial Corp.	1,583
130	@	E*TRADE Financial Corp.	2,288
380		Fannie Mae	17,032
20		Federated Investors, Inc.	665
70		Franklin Resources, Inc.	5,877
60		Freddie Mac	3,388
180		Goldman Sachs Group, Inc.	21,884
280		JPMorgan Chase & Co.	9,500
150		Lehman Brothers Holdings, Inc.	17,472
500		MBNA Corp.	12,320
370		Merrill Lynch & Co., Inc.	22,700
430		Morgan Stanley	23,194
200	@	Providian Financial Corp.	3,536
170		SLM Corp.	9,119
40		T. Rowe Price Group, Inc.	2,612

			224,761

		Electric: 0.2%
260	@	AES Corp.	4,272
60	@	Allegheny Energy, Inc.	1,843
80		Ameren Corp.	4,279
150		American Electric Power Co., Inc.	5,955
110		CenterPoint Energy, Inc.	1,636
150	@	CMS Energy Corp.	2,468
90		Consolidated Edison, Inc.	4,370
70		Constellation Energy Group, Inc.	4,312
130		Dominion Resources, Inc.	11,198
70		DTE Energy Co.	3,210
360		Duke Energy Corp.	10,501
170		Edison Intl.	8,038
20		Entergy Corp.	1,486
260		Exelon Corp.	13,894
130		FirstEnergy Corp.	6,776
150		FPL Group, Inc.	7,140
110		NiSource, Inc.	2,668
160		PG&E Corp.	6,280
40		Pinnacle West Capital Corp.	1,763
180		PPL Corp.	5,819
90		Public Service Enterprise Group, Inc.	5,792
60		Southern Co.	2,146
150		TECO Energy, Inc.	2,703
160		TXU Corp.	18,060
160		Xcel Energy, Inc.	3,138

			139,747

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.0%
70		American Power Conversion Corp.	$1,813
160		Emerson Electric Co.	11,488

			13,301

		Electronics: 0.0%
260	@	Agilent Technologies, Inc.	8,514
80		Applera Corp. - Applied Biosystems Group	1,859
80	@	Jabil Circuit, Inc.	2,474
50		Parker Hannifin Corp.	3,216
50		PerkinElmer, Inc.	1,019
190	@	Sanmina-SCI Corp.	815
680	@	Solectron Corp.	2,659
60	@	Thermo Electron Corp.	1,854
50	@	Waters Corp.	2,080

			24,490

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,931

			1,931

		Entertainment: 0.0%
130		International Game Technology	3,510

			3,510

		Environmental Control: 0.0%
200		Waste Management, Inc.	5,722

			5,722

		Food: 0.1%
70		Albertson’s, Inc.	1,796
120		Campbell Soup Co.	3,570
90		ConAgra Foods, Inc.	2,228
140		General Mills, Inc.	6,747
130		H.J. Heinz Co.	4,750
80		Hershey Foods Corp.	4,505
120		Kellogg Co.	5,536
250	@	Kroger Co.	5,148
60		McCormick & Co., Inc.	1,958
170		Safeway, Inc.	4,352
51		Sara Lee Corp.	966
80		SUPERVALU, Inc.	2,490
100		Tyson Foods, Inc.	1,805
80		Wm. Wrigley Jr. Co.	5,749

			51,600

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.0%
10		Georgia-Pacific Corp.	$341
60		Louisiana-Pacific Corp.	1,661
80		MeadWestvaco Corp.	2,210
70		Plum Creek Timber Co., Inc.	2,654
60		Temple-Inland, Inc.	2,451
100		Weyerhaeuser Co.	6,874

			16,191

		Gas: 0.0%
10		KeySpan Corp.	368
110		Sempra Energy	5,176

			5,544

		Hand/Machine Tools: 0.0%
50		Black & Decker Corp.	4,105
20		Snap-On, Inc.	722
40		Stanley Works	1,867

			6,694

		Healthcare-Products: 0.2%
30		Bausch & Lomb, Inc.	2,420
220		Baxter Intl., Inc.	8,771
100		Becton Dickinson & Co.	5,243
230	@	Boston Scientific Corp.	5,375
50		C.R. Bard, Inc.	3,302
130		Guidant Corp.	8,956
1,150		Johnson & Johnson	72,772
470		Medtronic, Inc.	25,201
140	@	St. Jude Medical, Inc.	6,552
20		Stryker Corp.	989
10	@	Zimmer Holdings, Inc.	689

			140,270

		Healthcare-Services: 0.2%
200		Aetna, Inc.	17,228
80	@	Coventry Health Care, Inc.	6,882
170		HCA, Inc.	8,146
100	@	Humana, Inc.	4,788
50	@	Laboratory Corp. of America Holdings	2,436
40		Quest Diagnostics, Inc.	2,022
830		UnitedHealth Group, Inc.	46,645
430	@	WellPoint, Inc.	32,603

			120,750

		Household Products/Wares: 0.0%
60		Clorox Co.	3,332
10		Fortune Brands, Inc.	813
190		Kimberly-Clark Corp.	11,311

			15,456

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
100		Newell Rubbermaid, Inc.	$2,265

			2,265

		Insurance: 0.4%
120	@@	ACE Ltd.	5,648
190		AFLAC, Inc.	8,607
350		Allstate Corp.	19,352
40		AMBAC Financial Group, Inc.	2,882
1,030		American Intl. Group, Inc.	63,818
120		Aon Corp.	3,850
140		Chubb Corp.	12,537
70		CIGNA Corp.	8,250
69		Cincinnati Financial Corp.	2,890
120		Hartford Financial Services Group, Inc.	9,260
10		Jefferson-Pilot Corp.	512
90		Lincoln National Corp.	4,682
70		Loews Corp.	6,469
60		MBIA, Inc.	3,637
410		MetLife, Inc.	20,430
50		MGIC Investment Corp.	3,210
180		Principal Financial Group	8,527
80		Progressive Corp.	8,382
210		Prudential Financial, Inc.	14,188
80		Safeco Corp.	4,270
470		St. Paul Travelers Cos., Inc.	21,089
50		Torchmark Corp.	2,642
120		UnumProvident Corp.	2,460
50	@@	XL Capital Ltd.	3,402

			240,994

		Internet: 0.1%
430	@	eBay, Inc.	17,716
50	@	Monster Worldwide, Inc.	1,536
841	@	Symantec Corp.	19,057
100	@	Yahoo!, Inc.	3,384

			41,693

		Iron/Steel: 0.0%
100		Nucor Corp.	5,899
70		United States Steel Corp.	2,965

			8,864

		Leisure Time: 0.0%
40		Brunswick Corp.	1,509
200		Carnival Corp.	9,997
110		Harley-Davidson, Inc.	5,328
50		Sabre Holdings Corp.	1,014

			17,848

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
60		Harrah’s Entertainment, Inc.	$3,911
140		Hilton Hotels Corp.	3,125
80		Marriott Intl., Inc.	5,040
70		Starwood Hotels & Resorts Worldwide, Inc.	4,002

			16,078

		Machinery-Diversified: 0.0%
90		Deere & Co.	5,508
60		Rockwell Automation, Inc.	3,174

			8,682

		Media: 0.2%
210		Clear Channel Communications, Inc.	6,907
850	@	Comcast Corp.	24,973
30		Dow Jones & Co., Inc.	1,146
90		Gannett Co., Inc.	6,195
260		McGraw-Hill Cos., Inc.	12,490
20		Meredith Corp.	998
50		New York Times Co.	1,488
1,020		News Corp. — Class A	15,902
1,820		Time Warner, Inc.	32,959
100		Tribune Co.	3,389
610		Viacom, Inc.	20,136
760		Walt Disney Co.	18,339

			144,922

		Mining: 0.0%
120		Freeport-McMoRan Copper & Gold, Inc.	5,831
40	@	Phelps Dodge Corp.	5,197

			11,028

		Miscellaneous Manufacturing: 0.3%
300		3M Co.	22,008
30		Cooper Industries Ltd.	2,074
110		Danaher Corp.	5,921
70		Dover Corp.	2,855
60		Eaton Corp.	3,813
4,110		General Electric Co.	138,385
330		Honeywell Intl., Inc.	12,375
100		Illinois Tool Works, Inc.	8,233
200	@@	Ingersoll-Rand Co. Ltd.	7,646
40		ITT Industries, Inc.	4,544
20		Pall Corp.	550
50		Textron, Inc.	3,586

			211,990

		Office/Business Equipment: 0.0%
90		Pitney Bowes, Inc.	3,757
370	@	Xerox Corp.	5,050

			8,807

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 0.8%
30		Amerada Hess Corp.	$4,125
80		Anadarko Petroleum Corp.	7,660
108		Apache Corp.	8,124
220		Burlington Resources, Inc.	17,890
1,253		ChevronTexaco Corp.	81,107
638		ConocoPhillips	44,603
250		Devon Energy Corp.	17,160
80		EOG Resources, Inc.	5,992
3,510		Exxon Mobil Corp.	223,024
40		Kerr-McGee Corp.	3,884
160		Marathon Oil Corp.	11,029
40		Murphy Oil Corp.	1,995
40	@, @@	Nabors Industries Ltd.	2,873
10		Noble Corp.	685
190		Occidental Petroleum Corp.	16,232
30	@	Rowan Cos., Inc.	1,065
80		Sunoco, Inc.	6,256
100	@	Transocean, Inc.	6,131
170		Valero Energy Corp.	19,220
20		XTO Energy, Inc.	906

			479,961

		Oil and Gas Services: 0.0%
20		Baker Hughes, Inc.	1,194
20		BJ Services Co.	720
30		Halliburton Co.	2,056
10	@	National-Oilwell Varco, Inc.	658
40		Schlumberger Ltd.	3,374
10	@	Weatherford Intl. Ltd.	687

			8,689

		Packaging and Containers: 0.0%
70		Ball Corp.	2,573
70	@	Pactiv Corp.	1,226
40	@	Sealed Air Corp.	1,898

			5,697

		Pharmaceuticals: 0.4%
600		Abbott Laboratories	25,440
50		Allergan, Inc.	4,581
70		AmerisourceBergen Corp.	5,411
220		Cardinal Health, Inc.	13,957
180	@	Caremark Rx, Inc.	8,987
440		Eli Lilly & Co.	23,549
60	@	Express Scripts, Inc.	3,732
120	@	Forest Laboratories, Inc.	4,676
160	@	Gilead Sciences, Inc.	7,802
90	@	Hospira, Inc.	3,687
163	@	King Pharmaceuticals, Inc.	2,507
120	@	Medco Health Solutions, Inc.	6,580
870		Merck & Co., Inc.	23,673

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 0.4% (continued)
2,852		Pfizer, Inc.	$71,213
570		Schering-Plough Corp.	11,999
70	@	Watson Pharmaceuticals, Inc.	2,563
520		Wyeth	24,060

			244,417

		Pipelines: 0.0%
30		Kinder Morgan, Inc.	2,885
170		Williams Cos., Inc.	4,258

			7,143

		Real Estate Investment Trusts: 0.0%
30		Apartment Investment & Management Co.	1,163
80		Archstone-Smith Trust	3,190
10		Equity Residential	379
100		ProLogis	4,431
40		Public Storage, Inc.	2,680
80		Simon Property Group, Inc.	5,929
50		Vornado Realty Trust	4,331

			22,103

		Retail: 0.5%
70	@	Autonation, Inc.	1,398
20	@	Autozone, Inc.	1,665
110	@	Bed Bath & Beyond, Inc.	4,420
265		Best Buy Co., Inc.	11,535
100		Circuit City Stores, Inc.	1,716
180		Costco Wholesale Corp.	7,756
310		CVS Corp.	8,993
100		Darden Restaurants, Inc.	3,037
40		Dillard’s, Inc.	835
110		Dollar General Corp.	2,017
30		Family Dollar Stores, Inc.	596
164		Federated Department Stores, Inc.	10,967
300		Gap, Inc.	5,229
830		Home Depot, Inc.	31,656
130		J.C. Penney Co., Inc. Holding Co.	6,165
130	@	Kohl’s Corp.	6,523
140		Limited Brands, Inc.	2,860
300		Lowe’s Cos., Inc.	19,320
650		McDonald’s Corp.	21,769
150		Nordstrom, Inc.	5,148
110	@	Office Depot, Inc.	3,267
40	@	Sears Holdings Corp.	4,977
450		Staples, Inc.	9,594
160	@	Starbucks Corp.	8,016
340		Target Corp.	17,656
50		Tiffany & Co.	1,989
190		TJX Cos., Inc.	3,891
970		Wal-Mart Stores, Inc.	42,504
670		Walgreen Co.	29,112
40		Wendy’s Intl., Inc.	1,806
100		Yum! Brands, Inc.	4,841

			281,258

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 0.0%
120		Golden West Financial Corp.	$7,127
470		Washington Mutual, Inc.	18,433

			25,560

		Semiconductors: 0.2%
140	@	Altera Corp.	2,675
140		Analog Devices, Inc.	5,200
620		Applied Materials, Inc.	10,515
100	@	Broadcom Corp.	4,691
33	@	Freescale Semiconductor, Inc.	778
2,440		Intel Corp.	60,145
70		KLA-Tencor Corp.	3,413
110		Linear Technology Corp.	4,135
130	@	LSI Logic Corp.	1,281
110		Maxim Integrated Products, Inc.	4,692
210		National Semiconductor Corp.	5,523
50	@	Novellus Systems, Inc.	1,254
60	@	Nvidia Corp.	2,057
40	@	QLogic Corp.	1,368
850		Texas Instruments, Inc.	28,815

			136,542

		Software: 0.3%
190		Adobe Systems, Inc.	5,672
120		Autodesk, Inc.	5,573
220		Automatic Data Processing, Inc.	9,469
140	@	BMC Software, Inc.	2,954
70	@	Citrix Systems, Inc.	1,760
181		Computer Associates Intl., Inc.	5,034
230	@	Compuware Corp.	2,185
110	@	Electronic Arts, Inc.	6,258
297		First Data Corp.	11,880
80	@	Fiserv, Inc.	3,670
80		IMS Health, Inc.	2,014
110	@	Intuit, Inc.	4,929
30	@	Mercury Interactive Corp.	1,188
3,570		Microsoft Corp.	91,855
120	@	Novell, Inc.	894
1,980	@	Oracle Corp.	24,532
120	@	Parametric Technology Corp.	836
210		Siebel Systems, Inc.	2,169

			182,872

		Telecommunications: 0.4%
40	@	ADC Telecommunications, Inc.	914
20		Alltel Corp.	1,302
166		AT&T Corp.	3,287
170	@	Avaya, Inc.	1,751
710		Bellsouth Corp.	18,673

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.4% (continued)
50		CenturyTel, Inc.	$1,749
2,480	@	Cisco Systems, Inc.	44,466
70	@	Comverse Technology, Inc.	1,839
570	@	Corning, Inc.	11,018
1,290		Motorola, Inc.	28,496
630		QUALCOMM, Inc.	28,193
700	@	Qwest Communications Intl., Inc.	2,870
1,280		SBC Communications, Inc.	30,682
90		Scientific-Atlanta, Inc.	3,376
1,138		Sprint Corp.	27,062
250	@	Tellabs, Inc.	2,630
1,070		Verizon Communications, Inc.	34,978

			243,286

		Textiles: 0.0%
70		Cintas Corp.	2,874

			2,874

		Toys/Games/Hobbies: 0.0%
90		Hasbro, Inc.	1,769
150		Mattel, Inc.	2,502

			4,271

		Transportation: 0.1%
140		Burlington Northern Santa Fe Corp.	8,372
110		CSX Corp.	5,113
120		FedEx Corp.	10,456
240		Norfolk Southern Corp.	9,734
10		Union Pacific Corp.	717
430		United Parcel Service, Inc.	29,726

			64,118

		Total Common Stock
		(Cost $3,952,105)	4,322,010

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 73.3%
	Federal Home Loan Bank: 22.7%
$15,000,000	4.240%, due 06/13/06	$14,560,770

		14,560,770

	Federal Home Loan Mortgage Corporation: 12.6%
2,538,000	3.900%, due 03/15/06	2,493,220
5,800,000	4.170%, due 07/15/06	5,612,915

		8,106,135

	Federal National Mortgage Association: 22.7%
15,000,000	4.220%, due 06/13/06	14,562,749

		14,562,749

	Other U.S. Agency Obligations: 15.3%
2,962,000	Financing Corp FICO, 3.960%, due 04/06/06	2,902,052
6,979,000	Tennessee Valley Authority, 3.710%, due 01/15/06	6,902,796

		9,804,848

	Total U.S. Government Agency Obligations
	(Cost $46,924,029)	47,034,502

U.S. TREASURY OBLIGATIONS: 8.4%
	U.S. Treasury STRIP: 8.4%
5,520,000	4.040%, due 05/15/06	5,385,842

	Total U.S. Treasury Obligations
	(Cost $5,399,080)	5,385,842

OTHER BONDS: 11.5%
	Sovereign: 11.5%
5,984,000	4.030%, due 05/15/06	5,835,543
1,560,000	4.030%, due 05/15/06	1,521,298

	Total Other Bonds
	(Cost $7,353,777)	7,356,841

	Total Long-Term Investments
	(Cost $63,628,991)	64,099,195

SHORT-TERM INVESTMENTS: 0.2%
	Repurchase Agreement: 0.2%
114,000	Morgan Stanley Repurchase Agreement dated 09/30/05, 3.751% due 10/03/05, $114,036 To be received upon repurchase (Collateralized by $240,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued Interest $118,531, due 07/15/20)	114,000

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series M	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Total Short-Term Investments
		(Cost $114,000)		114,000

		Total Investments In Securities (Cost $63,742,991)*	100.1%	$64,213,195
		Other Assets and Liabilities—Net	(0.1)	(59,832)

		Net Assets	100.0%	$64,153,363

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities.
	*	Cost for federal income tax purposes is $63,931,544.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$490,433
		Gross Unrealized Depreciation		(208,782)

		Net Unrealized Appreciation		$281,651

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 14.6%
		Advertising: 0.0%
340	@	Interpublic Group of Cos., Inc.	$3,958
170		Omnicom Group, Inc.	14,217

			18,175

		Aerospace/Defense: 0.4%
970		Boeing Co.	65,911
280		General Dynamics Corp.	33,474
120		Goodrich Corp.	5,321
100		L-3 Communications Holdings, Inc.	7,907
540		Lockheed Martin Corp.	32,962
319		Northrop Grumman Corp.	17,338
485		Raytheon Co.	18,440
200		Rockwell Collins, Inc.	9,664
890		United Technologies Corp.	46,137

			237,154

		Agriculture: 0.3%
1,830		Altria Group, Inc.	134,890
940		Archer-Daniels-Midland Co.	23,180
420		Monsanto Co.	26,355
100		Reynolds American, Inc.	8,302
220		UST, Inc.	9,209

			201,936

		Airlines: 0.0%
590		Southwest Airlines Co.	8,762

			8,762

		Apparel: 0.1%
600	@	Coach, Inc.	18,816
100		Jones Apparel Group, Inc.	2,850
120		Liz Claiborne, Inc.	4,718
230		Nike, Inc.	18,786
40		Reebok Intl., Ltd.	2,263
140		VF Corp.	8,116

			55,549

		Auto Manufacturers: 0.0%
2,200		Ford Motor Co.	21,692
70		PACCAR, Inc.	4,752

			26,444

		Auto Parts and Equipment: 0.0%
280	@	Goodyear Tire & Rubber Co.	4,365
150		Johnson Controls, Inc.	9,308

			13,673

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.9%
300		AmSouth Bancorporation	$7,578
4,888		Bank of America Corp.	205,784
479		BB&T Corp.	18,705
150		Comerica, Inc.	8,835
110		Compass Bancshares, Inc.	5,041
100		First Horizon National Corp.	3,635
170		Huntington Bancshares, Inc.	3,820
550		KeyCorp	17,738
90		M & T Bank Corp.	9,514
180		Marshall & Ilsley Corp.	7,832
380		Mellon Financial Corp.	12,149
950		National City Corp.	31,768
170		Northern Trust Corp.	8,594
240		PNC Financial Services Group, Inc.	13,925
30		Regions Financial Corp.	934
270		State Street Corp.	13,208
330		SunTrust Banks, Inc.	22,919
284		Synovus Financial Corp.	7,872
700		The Bank of New York Co., Inc.	20,587
1,650		U.S. Bancorp	46,332
1,410		Wachovia Corp.	67,102
1,520		Wells Fargo & Co.	89,025
80		Zions Bancorporation	5,697

			628,594

		Beverages: 0.4%
140		Anheuser-Busch Cos., Inc.	6,026
120		Brown-Forman Corp.	7,145
2,470		Coca-Cola Co.	106,679
300		Coca-Cola Enterprises, Inc.	5,850
150	@	Constellation Brands, Inc.	3,900
210		Pepsi Bottling Group, Inc.	5,996
2,500		PepsiCo, Inc.	141,774

			277,370

		Biotechnology: 0.2%
1,092	@	Amgen, Inc.	86,999
300	@	Biogen Idec, Inc.	11,844
90	@	Chiron Corp.	3,926
200	@	Genzyme Corp.	14,328
220	@	MedImmune, Inc.	7,403
50	@	Millipore Corp.	3,145

			127,645

		Building Materials: 0.0%
160		American Standard Cos., Inc.	7,448
380		Masco Corp.	11,658
90		Vulcan Materials Co.	6,679

			25,785

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.2%
200		Air Products & Chemicals, Inc.	$11,028
60		Ashland, Inc.	3,314
900		Dow Chemical Co.	37,503
910		Du Pont EI de Nemours & Co.	35,645
100		Eastman Chemical Co.	4,697
200		Ecolab, Inc.	6,386
100		Engelhard Corp.	2,791
110		International Flavors & Fragrances, Inc.	3,920
250		PPG Industries, Inc.	14,798
330		Praxair, Inc.	15,817
180		Rohm & Haas Co.	7,403
120		Sherwin-Williams Co.	5,288
60		Sigma-Aldrich Corp.	3,844

			152,434

		Commercial Services: 0.1%
920		Cendant Corp.	18,989
190		Equifax, Inc.	6,639
280		H&R Block, Inc.	6,714
440		McKesson Corp.	20,877
50		Moody’s Corp.	2,554
320		Paychex, Inc.	11,866
190		R.R. Donnelley & Sons Co.	7,043
130		Robert Half Intl., Inc.	4,627

			79,309

		Computers: 0.7%
110	@	Affiliated Computer Services, Inc.	6,006
1,310	@	Apple Computer, Inc.	70,229
160	@	Computer Sciences Corp.	7,570
3,580	@	Dell, Inc.	122,436
460		Electronic Data Systems Corp.	10,322
2,860	@	EMC Corp.	37,008
2,546		Hewlett-Packard Co.	74,343
1,400		International Business Machines Corp.	112,308
100	@	Lexmark Intl., Inc.	6,105
200	@	NCR Corp.	6,382
290	@	Network Appliance, Inc.	6,885
3,000	@	Sun Microsystems, Inc.	11,760
420	@	Unisys Corp.	2,789

			474,143

		Cosmetics/Personal Care: 0.3%
5		Alberto-Culver Co.	224
620		Colgate-Palmolive Co.	32,730
790		Gillette Co.	45,978
2,160		Procter & Gamble Co.	128,433

			207,365

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
214		Genuine Parts Co.	$9,181
70		W.W. Grainger, Inc.	4,404

			13,585

		Diversified Financial Services: 0.8%
1,120		American Express Co.	64,332
90		Bear Stearns Cos., Inc.	9,878
260		Capital One Financial Corp.	20,675
900		Charles Schwab Corp.	12,987
300		CIT Group, Inc.	13,554
930		Citigroup, Inc.	42,334
108		Countrywide Financial Corp.	3,562
290	@	E*TRADE Financial Corp.	5,104
870		Fannie Mae	38,993
40		Federated Investors, Inc.	1,329
170		Franklin Resources, Inc.	14,273
130		Freddie Mac	7,340
420		Goldman Sachs Group, Inc.	51,064
630		JPMorgan Chase & Co.	21,376
330		Lehman Brothers Holdings, Inc.	38,438
1,130		MBNA Corp.	27,843
830		Merrill Lynch & Co., Inc.	50,921
980		Morgan Stanley	52,861
450	@	Providian Financial Corp.	7,956
350		SLM Corp.	18,774
100		T. Rowe Price Group, Inc.	6,530

			510,124

		Electric: 0.5%
590	@	AES Corp.	9,694
140	@	Allegheny Energy, Inc.	4,301
180		Ameren Corp.	9,628
320		American Electric Power Co., Inc.	12,704
240		CenterPoint Energy, Inc.	3,569
340	@	CMS Energy Corp.	5,593
250		Consolidated Edison, Inc.	12,138
200		Constellation Energy Group, Inc.	12,320
300		Dominion Resources, Inc.	25,841
150		DTE Energy Co.	6,879
820		Duke Energy Corp.	23,919
390		Edison Intl.	18,439
40		Entergy Corp.	2,973
590		Exelon Corp.	31,529
330		FirstEnergy Corp.	17,200
350		FPL Group, Inc.	16,660
250		NiSource, Inc.	6,063
320		PG&E Corp.	12,560
90		Pinnacle West Capital Corp.	3,967
420		PPL Corp.	13,579
250		Public Service Enterprise Group, Inc.	16,090
130		Southern Co.	4,649
340		TECO Energy, Inc.	6,127
380		TXU Corp.	42,893
350		Xcel Energy, Inc.	6,864

			326,179

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.1%
150		American Power Conversion Corp.	$3,885
370		Emerson Electric Co.	26,566

			30,451

		Electronics: 0.1%
440	@	Agilent Technologies, Inc.	14,410
180		Applera Corp. — Applied Biosystems Group	4,183
170	@	Jabil Circuit, Inc.	5,256
100		Parker Hannifin Corp.	6,431
100		PerkinElmer, Inc.	2,037
430	@	Sanmina-SCI Corp.	1,845
1,560	@	Solectron Corp.	6,100
190	@	Thermo Electron Corp.	5,871
100	@	Waters Corp.	4,160

			50,293

		Engineering and Construction: 0.0%
80		Fluor Corp.	5,150

			5,150

		Entertainment: 0.0%
300		International Game Technology	8,100

			8,100

		Environmental Control: 0.0%
460		Waste Management, Inc.	13,161

			13,161

		Food: 0.2%
70		Albertson’s, Inc.	1,796
270		Campbell Soup Co.	8,033
190		ConAgra Foods, Inc.	4,703
320		General Mills, Inc.	15,423
280		H.J. Heinz Co.	10,231
190		Hershey Foods Corp.	10,699
230		Kellogg Co.	10,610
580	@	Kroger Co.	11,942
180		McCormick & Co., Inc.	5,873
390		Safeway, Inc.	9,984
111		Sara Lee Corp.	2,103
190		SUPERVALU, Inc.	5,913
220		Tyson Foods, Inc.	3,971
170		Wm. Wrigley Jr. Co.	12,220

			113,501

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
20		Georgia-Pacific Corp.	$681
140		Louisiana-Pacific Corp.	3,877
190		MeadWestvaco Corp.	5,248
200		Plum Creek Timber Co., Inc.	7,582
120		Temple-Inland, Inc.	4,902
220		Weyerhaeuser Co.	15,125

			37,415

		Gas: 0.0%
130		KeySpan Corp.	4,781
230		Sempra Energy	10,824

			15,605

		Hand/Machine Tools: 0.0%
110		Black & Decker Corp.	9,029
80		Snap-On, Inc.	2,890
110		Stanley Works	5,135

			17,054

		Healthcare-Products: 0.5%
30		Bausch & Lomb, Inc.	2,420
510		Baxter Intl., Inc.	20,334
230		Becton Dickinson & Co.	12,059
640	@	Boston Scientific Corp.	14,957
120		C.R. Bard, Inc.	7,924
290		Guidant Corp.	19,978
2,610		Johnson & Johnson	165,160
1,060		Medtronic, Inc.	56,837
300	@	St. Jude Medical, Inc.	14,040
50		Stryker Corp.	2,472
40	@	Zimmer Holdings, Inc.	2,756

			318,937

		Healthcare-Services: 0.4%
460		Aetna, Inc.	39,624
170	@	Coventry Health Care, Inc.	14,623
400		HCA, Inc.	19,168
230	@	Humana, Inc.	11,012
120	@	Laboratory Corp. of America Holdings	5,845
80		Quest Diagnostics, Inc.	4,043
1,890		UnitedHealth Group, Inc.	106,219
920	@	WellPoint, Inc.	69,755

			270,289

		Home Furnishings: 0.0%
30		Whirlpool Corp.	2,273

			2,273

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.1%
140		Clorox Co.	$7,776
10		Fortune Brands, Inc.	813
430		Kimberly-Clark Corp.	25,598

			34,187

		Housewares: 0.0%
340		Newell Rubbermaid, Inc.	7,701

			7,701

		Insurance: 0.8%
260	@@	ACE Ltd.	12,238
420		AFLAC, Inc.	19,026
800		Allstate Corp.	44,232
90		AMBAC Financial Group, Inc.	6,485
2,340		American Intl. Group, Inc.	144,985
280		Aon Corp.	8,982
300		Chubb Corp.	26,865
150		CIGNA Corp.	17,679
135		Cincinnati Financial Corp.	5,655
270		Hartford Financial Services Group, Inc.	20,836
10		Jefferson-Pilot Corp.	512
190		Lincoln National Corp.	9,884
170		Loews Corp.	15,710
130		MBIA, Inc.	7,881
920		MetLife, Inc.	45,844
120		MGIC Investment Corp.	7,704
400		Principal Financial Group	18,948
180		Progressive Corp.	18,859
460		Prudential Financial, Inc.	31,078
110		Safeco Corp.	5,872
1,080		St. Paul Travelers Cos., Inc.	48,459
150		Torchmark Corp.	7,925
280		UnumProvident Corp.	5,740
110	@@	XL Capital Ltd.	7,483

			538,882

		Internet: 0.1%
1,000	@	eBay, Inc.	41,200
100	@	Monster Worldwide, Inc.	3,071
1,904	@	Symantec Corp.	43,144
220	@	Yahoo!, Inc.	7,445

			94,860

		Iron/Steel: 0.0%
230		Nucor Corp.	13,568
160		United States Steel Corp.	6,776

			20,344

		Leisure Time: 0.1%
120		Brunswick Corp.	4,528
450		Carnival Corp.	22,491
260		Harley-Davidson, Inc.	12,594
180		Sabre Holdings Corp.	3,650

			43,263

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
150		Harrah’s Entertainment, Inc.	$9,779
300		Hilton Hotels Corp.	6,696
180		Marriott Intl., Inc.	11,340
160		Starwood Hotels & Resorts Worldwide, Inc.	9,147

			36,962

		Machinery-Diversified: 0.0%
10		Cummins, Inc.	880
200		Deere & Co.	12,240
140		Rockwell Automation, Inc.	7,406

			20,526

		Media: 0.6%
480		Clear Channel Communications, Inc.	15,787
1,930	@	Comcast Corp.	56,703
210		Gannett Co., Inc.	14,454
590		McGraw-Hill Cos., Inc.	28,344
30		Meredith Corp.	1,497
130		New York Times Co.	3,868
2,320		News Corp. — Class A	36,169
4,120		Time Warner, Inc.	74,613
230		Tribune Co.	7,795
1,390		Viacom, Inc.	45,884
1,710		Walt Disney Co.	41,262

			326,376

		Mining: 0.0%
280		Freeport-McMoRan Copper & Gold, Inc.	13,605
100	@	Phelps Dodge Corp.	12,993

			26,598

		Miscellaneous Manufacturing: 0.7%
690		3M Co.	50,619
80		Cooper Industries Ltd.	5,531
240		Danaher Corp.	12,919
170		Dover Corp.	6,934
120		Eaton Corp.	7,626
9,320		General Electric Co.	313,805
750		Honeywell Intl., Inc.	28,125
180		Illinois Tool Works, Inc.	14,819
460	@@	Ingersoll-Rand Co. Ltd.	17,586
100		ITT Industries, Inc.	11,360
50		Pall Corp.	1,375
120		Textron, Inc.	8,606

			479,305

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.0%
190		Pitney Bowes, Inc.	$7,931
820	@	Xerox Corp.	11,193

			19,124

		Oil and Gas: 1.6%
50		Amerada Hess Corp.	6,875
160		Anadarko Petroleum Corp.	15,320
240		Apache Corp.	18,053
510		Burlington Resources, Inc.	41,473
2,844		ChevronTexaco Corp.	184,092
1,442		ConocoPhillips	100,810
570		Devon Energy Corp.	39,125
180		EOG Resources, Inc.	13,482
7,970		Exxon Mobil Corp.	506,415
60		Kerr-McGee Corp.	5,827
370		Marathon Oil Corp.	25,504
100		Murphy Oil Corp.	4,987
120	@, @@	Nabors Industries, Ltd.	8,620
20		Noble Corp.	1,369
390		Occidental Petroleum Corp.	33,318
60	@	Rowan Cos., Inc.	2,129
180		Sunoco, Inc.	14,076
240	@	Transocean, Inc.	14,714
400		Valero Energy Corp.	45,224
50		XTO Energy, Inc.	2,266

			1,083,679

		Oil and Gas Services: 0.0%
50		Baker Hughes, Inc.	2,984
140		BJ Services Co.	5,039
80		Halliburton Co.	5,482
10	@	National-Oilwell Varco, Inc.	658
90		Schlumberger Ltd.	7,594
20	@	Weatherford Intl. Ltd.	1,373

			23,130

		Packaging and Containers: 0.0%
100		Ball Corp.	3,674
120	@	Pactiv Corp.	2,102
80	@	Sealed Air Corp.	3,797

			9,573

		Pharmaceuticals: 0.8%
1,370		Abbott Laboratories	58,088
140		Allergan, Inc.	12,827
140		AmerisourceBergen Corp.	10,822
510		Cardinal Health, Inc.	32,354
400	@	Caremark Rx, Inc.	19,972
1,000		Eli Lilly & Co.	53,520
130	@	Express Scripts, Inc.	8,086
270	@	Forest Laboratories, Inc.	10,522
350	@	Gilead Sciences, Inc.	17,066

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 0.8% (continued)
250	@	Hospira, Inc.	$10,243
330	@	King Pharmaceuticals, Inc.	5,075
240	@	Medco Health Solutions, Inc.	13,159
1,970		Merck & Co., Inc.	53,604
6,480		Pfizer, Inc.	161,805
1,290		Schering-Plough Corp.	27,155
100	@	Watson Pharmaceuticals, Inc.	3,661
1,180		Wyeth	54,599

			552,558

		Pipelines: 0.0%
70		Kinder Morgan, Inc.	6,731
420		Williams Cos., Inc.	10,521

			17,252

		Real Estate Investment Trusts: 0.1%
80		Apartment Investment & Management Co.	3,102
190		Archstone-Smith Trust	7,575
30		Equity Residential	1,136
220		ProLogis	9,748
80		Public Storage, Inc.	5,360
180		Simon Property Group, Inc.	13,342
90		Vornado Realty Trust	7,796

			48,059

		Retail: 1.0%
160	@	Autonation, Inc.	3,195
30	@	Autozone, Inc.	2,498
280	@	Bed Bath & Beyond, Inc.	11,250
605		Best Buy Co., Inc.	26,336
180		Circuit City Stores, Inc.	3,089
410		Costco Wholesale Corp.	17,667
710		CVS Corp.	20,597
200		Darden Restaurants, Inc.	6,074
110		Dillard’s, Inc.	2,297
240		Dollar General Corp.	4,402
150		Family Dollar Stores, Inc.	2,981
364		Federated Department Stores, Inc.	24,341
670		Gap, Inc.	11,678
1,880		Home Depot, Inc.	71,703
300		J.C. Penney Co., Inc. Holding Co.	14,226
300	@	Kohl’s Corp.	15,054
310		Limited Brands, Inc.	6,333
690		Lowe’s Cos., Inc.	44,436
1,480		McDonald’s Corp.	49,565
340		Nordstrom, Inc.	11,669
230	@	Office Depot, Inc.	6,831
120		RadioShack Corp.	2,976
90	@	Sears Holdings Corp.	11,198
1,095		Staples, Inc.	23,345
370	@	Starbucks Corp.	18,537
780		Target Corp.	40,505

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.0% (continued)
60		Tiffany & Co.	$2,386
400		TJX Cos., Inc.	8,192
2,200		Wal-Mart Stores, Inc.	96,404
1,530		Walgreen Co.	66,479
100		Wendy’s Intl., Inc.	4,515
230		Yum! Brands, Inc.	11,134

			641,893

		Savings and Loans: 0.1%
240		Golden West Financial Corp.	14,254
1,070		Washington Mutual, Inc.	41,965

			56,219

		Semiconductors: 0.5%
290	@	Altera Corp.	5,542
330		Analog Devices, Inc.	12,256
1,390		Applied Materials, Inc.	23,574
240	@	Broadcom Corp.	11,258
74	@	Freescale Semiconductor, Inc.	1,745
5,510		Intel Corp.	135,821
160		KLA-Tencor Corp.	7,802
250		Linear Technology Corp.	9,398
300	@	LSI Logic Corp.	2,955
250		Maxim Integrated Products, Inc.	10,663
480		National Semiconductor Corp.	12,624
120	@	Novellus Systems, Inc.	3,010
140	@	Nvidia Corp.	4,799
80	@	QLogic Corp.	2,736
1,930		Texas Instruments, Inc.	65,427

			309,610

		Software: 0.7%
430		Adobe Systems, Inc.	12,836
350		Autodesk, Inc.	16,254
470		Automatic Data Processing, Inc.	20,229
320	@	BMC Software, Inc.	6,752
230	@	Citrix Systems, Inc.	5,782
414		Computer Associates Intl., Inc.	11,513
470	@	Compuware Corp.	4,465
250	@	Electronic Arts, Inc.	14,223
663		First Data Corp.	26,520
170	@	Fiserv, Inc.	7,798
250		IMS Health, Inc.	6,293
250	@	Intuit, Inc.	11,203
80	@	Mercury Interactive Corp.	3,168
8,160		Microsoft Corp.	209,956
460	@	Novell, Inc.	3,427
4,480	@	Oracle Corp.	55,506
430	@	Parametric Technology Corp.	2,997
370		Siebel Systems, Inc.	3,822

			422,744

PORTFOLIO OF INVESTMENTS
ING GET FUND – Series N	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.8%
100	@	ADC Telecommunications, Inc.	$2,286
40		Alltel Corp.	2,604
380		AT&T Corp.	7,524
470	@	Avaya, Inc.	4,841
1,610		Bellsouth Corp.	42,343
170		CenturyTel, Inc.	5,947
5,620	@	Cisco Systems, Inc.	100,766
170	@	Comverse Technology, Inc.	4,466
1,290	@	Corning, Inc.	24,936
2,930		Motorola, Inc.	64,724
1,430		QUALCOMM, Inc.	63,993
1,590	@	Qwest Communications Intl., Inc.	6,519
2,910		SBC Communications, Inc.	69,753
220		Scientific-Atlanta, Inc.	8,252
2,581		Sprint Corp.	61,376
460	@	Tellabs, Inc.	4,839
2,430		Verizon Communications, Inc.	79,436

			554,605

		Textiles: 0.0%
180		Cintas Corp.	7,389

			7,389

		Toys/Games/Hobbies: 0.0%
260		Hasbro, Inc.	5,109
330		Mattel, Inc.	5,504

			10,613

		Transportation: 0.2%
330		Burlington Northern Santa Fe Corp.	19,734
340		CSX Corp.	15,803
270		FedEx Corp.	23,525
550		Norfolk Southern Corp.	22,308
50		Union Pacific Corp.	3,585
970		United Parcel Service, Inc.	67,056

			152,011

		Total Common Stock
		(Cost $8,963,522)	9,803,918

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series N	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

CORPORATE BONDS/NOTES: 6.0%
	Diversified Financial Services: 6.0%
$4,000,000	General Electric Capital Corp., 5.000%, due 06/15/07	$4,035,820

	Total Corporate Bonds/Notes
	(Cost $4,078,151)	4,035,820

U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.4%
	Federal Home Loan Bank: 42.8%
$30,000,000	4.330%, due 09/15/06	$28,786,950

		28,786,950

	Federal Home Loan Mortgage Corporation: 14.3%
6,250,000	4.170%, due 07/15/06	6,048,400
3,750,000	4.320%, due 01/15/07	3,549,116

		9,597,516

	Federal National Mortgage Association: 14.3%
10,000,000	4.300%, due 09/15/06	9,598,810

		9,598,810

	Total U.S. Government Agency Obligations
	(Cost $48,089,193)	47,983,276

U.S. TREASURY OBLIGATIONS: 7.1%
	U.S. Treasury STRIP: 7.1%
4,749,000	4.040%, due 05/15/06	4,633,581
160,000	4.140%, due 11/15/06	152,860

	Total U.S. Treasury Obligations
	(Cost $4,790,502)	4,786,441

	Total Long-Term Investments
	(Costs $65,921,368)	66,609,455
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreement: 0.9%
586,000	Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750% due 10/03/05, $586,183 to be received upon repurchase (Collateralized by $1,180,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued Interest $598,039, due 10/15/19 - 10/15/20)	586,000

PORTFOLIO OF INVESTMENTS
ING GET FUND — Series N	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Total Short-Term Investments
		(Cost $586,000)		$586,000

		Total Investments In Securities (Cost $66,507,368)*	100.0%	67,195,455
		Other Assets and Liabilities—Net	0.0	(7,062)

		Net Assets	100.0%	$67,188,393

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $66,738,756.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$926,234
		Gross Unrealized Depreciation		(469,535)

		Net Unrealized Appreciation		$456,699

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 8.2%
		Advertising: 0.0%
340	@	Interpublic Group of Cos., Inc.	$3,958
150		Omnicom Group, Inc.	12,544

			16,502

		Aerospace/Defense: 0.2%
890		Boeing Co.	60,475
250		General Dynamics Corp.	29,888
90		Goodrich Corp.	3,991
90		L-3 Communications Holdings, Inc.	7,116
500		Lockheed Martin Corp.	30,520
290		Northrop Grumman Corp.	15,762
440		Raytheon Co.	16,729
220		Rockwell Collins, Inc.	10,630
830		United Technologies Corp.	43,027

			218,138

		Agriculture: 0.2%
1,640		Altria Group, Inc.	120,884
910		Archer-Daniels-Midland Co.	22,441
380		Monsanto Co.	23,845
90		Reynolds American, Inc.	7,472
200		UST, Inc.	8,372

			183,014

		Airlines: 0.0%
540		Southwest Airlines Co.	8,019

			8,019

		Apparel: 0.0%
550	@	Coach, Inc.	17,247
100		Jones Apparel Group, Inc.	2,850
140		Liz Claiborne, Inc.	5,505
210		Nike, Inc.	17,153
40		Reebok Intl., Ltd.	2,263
140		VF Corp.	8,116

			53,134

		Auto Manufacturers: 0.0%
2,010		Ford Motor Co.	19,818
67		PACCAR, Inc.	4,549

			24,367

		Auto Parts and Equipment: 0.0%
250	@	Goodyear Tire & Rubber Co.	3,898
150		Johnson Controls, Inc.	9,307

			13,205

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.6%
270		AmSouth Bancorporation	$6,820
4,474		Bank of America Corp.	188,354
431		BB&T Corp.	16,831
140		Comerica, Inc.	8,246
90		Compass Bancshares, Inc.	4,125
50		First Horizon National Corp.	1,818
170		Huntington Bancshares, Inc.	3,820
500		KeyCorp	16,125
80		M & T Bank Corp.	8,457
160		Marshall & Ilsley Corp.	6,962
340		Mellon Financial Corp.	10,870
870		National City Corp.	29,093
150		Northern Trust Corp.	7,583
220		PNC Financial Services Group, Inc.	12,764
40		Regions Financial Corp.	1,245
250		State Street Corp.	12,230
300		SunTrust Banks, Inc.	20,835
260		Synovus Financial Corp.	7,207
640		The Bank of New York Co., Inc.	18,822
1,510		U.S. Bancorp	42,401
1,278		Wachovia Corp.	60,820
1,390		Wells Fargo & Co.	81,411
70		Zions Bancorporation	4,985

			571,824

		Beverages: 0.2%
120		Anheuser-Busch Cos., Inc.	5,165
120		Brown-Forman Corp.	7,145
2,250		Coca-Cola Co.	97,177
270		Coca-Cola Enterprises, Inc.	5,265
140	@	Constellation Brands, Inc.	3,640
150		Pepsi Bottling Group, Inc.	4,283
2,280		PepsiCo, Inc.	129,298

			251,973

		Biotechnology: 0.1%
1,004	@	Amgen, Inc.	79,988
270	@	Biogen Idec, Inc.	10,660
90	@	Chiron Corp.	3,926
190	@	Genzyme Corp.	13,611
200	@	MedImmune, Inc.	6,730
40	@	Millipore Corp.	2,516

			117,431

		Building Materials: 0.0%
150		American Standard Cos., Inc.	6,983
350		Masco Corp.	10,738
120		Vulcan Materials Co.	8,905

			26,626

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.1%
170		Air Products & Chemicals, Inc.	$9,374
60		Ashland, Inc.	3,314
770		Dow Chemical Co.	32,086
840		Du Pont EI de Nemours & Co.	32,902
110		Eastman Chemical Co.	5,167
180		Ecolab, Inc.	5,747
50		Engelhard Corp.	1,396
110		International Flavors & Fragrances, Inc.	3,920
230		PPG Industries, Inc.	13,614
300		Praxair, Inc.	14,379
170		Rohm & Haas Co.	6,992
110		Sherwin-Williams Co.	4,848
50		Sigma-Aldrich Corp.	3,203

			136,942

		Commercial Services: 0.1%
840		Cendant Corp.	17,338
190		Equifax, Inc.	6,639
260		H&R Block, Inc.	6,235
430		McKesson Corp.	20,403
40		Moody’s Corp.	2,043
290		Paychex, Inc.	10,753
170		R.R. Donnelley & Sons Co.	6,302
120		Robert Half Intl., Inc.	4,271

			73,984

		Computers: 0.4%
100	@	Affiliated Computer Services, Inc.	5,460
1,140	@	Apple Computer, Inc.	61,115
150	@	Computer Sciences Corp.	7,097
3,280	@	Dell, Inc.	112,175
420		Electronic Data Systems Corp.	9,425
2,620	@	EMC Corp.	33,903
2,399		Hewlett-Packard Co.	70,051
1,280		International Business Machines Corp.	102,682
90	@	Lexmark Intl., Inc.	5,495
220	@	NCR Corp.	7,020
270	@	Network Appliance, Inc.	6,410
2,750	@	Sun Microsystems, Inc.	10,780
460	@	Unisys Corp.	3,054

			434,667

		Cosmetics/Personal Care: 0.2%
65		Alberto-Culver Co.	2,909
560		Colgate-Palmolive Co.	29,562
760		Gillette Co.	44,232
1,980		Procter & Gamble Co.	117,731

			194,434

		Distribution/Wholesale: 0.0%
186		Genuine Parts Co.	7,980
60		W.W. Grainger, Inc.	3,775

			11,755

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.4%
1,020		American Express Co.	$58,588
80		Bear Stearns Cos., Inc.	8,780
240		Capital One Financial Corp.	19,085
820		Charles Schwab Corp.	11,833
270		CIT Group, Inc.	12,199
850		Citigroup, Inc.	38,692
98		Countrywide Financial Corp.	3,232
270	@	E*TRADE Financial Corp.	4,752
800		Fannie Mae	35,856
50		Federated Investors, Inc.	1,662
150		Franklin Resources, Inc.	12,594
120		Freddie Mac	6,775
380		Goldman Sachs Group, Inc.	46,200
580		JPMorgan Chase & Co.	19,679
300		Lehman Brothers Holdings, Inc.	34,944
1,040		MBNA Corp.	25,626
760		Merrill Lynch & Co., Inc.	46,626
890		Morgan Stanley	48,007
430	@	Providian Financial Corp.	7,602
330		SLM Corp.	17,701
90		T. Rowe Price Group, Inc.	5,877

			466,310

		Electric: 0.3%
540	@	AES Corp.	8,872
120	@	Allegheny Energy, Inc.	3,686
170		Ameren Corp.	9,093
330		American Electric Power Co., Inc.	13,101
360		CenterPoint Energy, Inc.	5,353
310	@	CMS Energy Corp.	5,100
210		Consolidated Edison, Inc.	10,196
150		Constellation Energy Group, Inc.	9,240
270		Dominion Resources, Inc.	23,258
140		DTE Energy Co.	6,420
750		Duke Energy Corp.	21,878
350		Edison Intl.	16,548
30		Entergy Corp.	2,230
540		Exelon Corp.	28,857
280		FirstEnergy Corp.	14,594
320		FPL Group, Inc.	15,232
230		NiSource, Inc.	5,578
310		PG&E Corp.	12,168
90		Pinnacle West Capital Corp.	3,967
360		PPL Corp.	11,639
180		Public Service Enterprise Group, Inc.	11,585
120		Southern Co.	4,291
310		TECO Energy, Inc.	5,586
340		TXU Corp.	38,378
320		Xcel Energy, Inc.	6,275

			293,125

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.0%
140		American Power Conversion Corp.	$3,626
340		Emerson Electric Co.	24,412

			28,038

		Electronics: 0.0%
540	@	Agilent Technologies, Inc.	17,685
210		Applera Corp. — Applied Biosystems Group	4,880
140	@	Jabil Circuit, Inc.	4,329
100		Parker Hannifin Corp.	6,431
140		PerkinElmer, Inc.	2,852
390	@	Sanmina-SCI Corp.	1,673
1,320	@	Solectron Corp.	5,161
120	@	Thermo Electron Corp.	3,708
130	@	Waters Corp.	5,408

			52,127

		Engineering and Construction: 0.0%
70		Fluor Corp.	4,507

			4,507

		Entertainment: 0.0%
270		International Game Technology	7,290

			7,290

		Environmental Control: 0.0%
420		Waste Management, Inc.	12,016

			12,016

		Food: 0.1%
100		Albertson’s, Inc.	2,565
240		Campbell Soup Co.	7,140
190		ConAgra Foods, Inc.	4,703
300		General Mills, Inc.	14,459
270		H.J. Heinz Co.	9,866
170		Hershey Foods Corp.	9,573
210		Kellogg Co.	9,687
530	@	Kroger Co.	10,913
160		McCormick & Co., Inc.	5,221
340		Safeway, Inc.	8,704
103		Sara Lee Corp.	1,952
190		SUPERVALU, Inc.	5,913
200		Tyson Foods, Inc.	3,610
160		Wm. Wrigley Jr. Co.	11,500

			105,806

		Forest Products and Paper: 0.0%
20		Georgia-Pacific Corp.	681

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.0% (continued)
90		Louisiana-Pacific Corp.	$2,492
160		MeadWestvaco Corp.	4,419
140		Plum Creek Timber Co., Inc.	5,307
90		Temple-Inland, Inc.	3,677
200		Weyerhaeuser Co.	13,750

			30,326

		Gas: 0.0%
70		KeySpan Corp.	2,575
220		Sempra Energy	10,353

			12,928

		Hand/Machine Tools: 0.0%
110		Black & Decker Corp.	9,030
20		Snap-On, Inc.	722
100		Stanley Works	4,668

			14,420

		Healthcare-Products: 0.3%
40		Bausch & Lomb, Inc.	3,227
460		Baxter Intl., Inc.	18,340
210		Becton Dickinson & Co.	11,010
580	@	Boston Scientific Corp.	13,555
120		C.R. Bard, Inc.	7,924
260		Guidant Corp.	17,911
2,390		Johnson & Johnson	151,239
970		Medtronic, Inc.	52,011
280	@	St. Jude Medical, Inc.	13,104
50		Stryker Corp.	2,472
20	@	Zimmer Holdings, Inc.	1,378

			292,171

		Healthcare-Services: 0.2%
420		Aetna, Inc.	36,179
160	@	Coventry Health Care, Inc.	13,763
360		HCA, Inc.	17,251
230	@	Humana, Inc.	11,012
100	@	Laboratory Corp. of America Holdings	4,871
80		Quest Diagnostics, Inc.	4,043
1,730		UnitedHealth Group, Inc.	97,227
840	@	WellPoint, Inc.	63,689

			248,035

		Household Products/Wares: 0.0%
130		Clorox Co.	7,220
10		Fortune Brands, Inc.	813
390		Kimberly-Clark Corp.	23,217

			31,250

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
210		Newell Rubbermaid, Inc.	$4,757

			4,757

		Insurance: 0.4%
240	@@	ACE Ltd.	11,297
380		AFLAC, Inc.	17,214
730		Allstate Corp.	40,362
80		AMBAC Financial Group, Inc.	5,765
2,140		American Intl. Group, Inc.	132,594
240		Aon Corp.	7,699
280		Chubb Corp.	25,074
140		CIGNA Corp.	16,500
141		Cincinnati Financial Corp.	5,906
250		Hartford Financial Services Group, Inc.	19,293
10		Jefferson-Pilot Corp.	512
190		Lincoln National Corp.	9,884
150		Loews Corp.	13,862
110		MBIA, Inc.	6,668
840		MetLife, Inc.	41,857
120		MGIC Investment Corp.	7,704
370		Principal Financial Group	17,527
160		Progressive Corp.	16,763
420		Prudential Financial, Inc.	28,375
100		Safeco Corp.	5,338
980		St. Paul Travelers Cos., Inc.	43,973
80		Torchmark Corp.	4,226
230		UnumProvident Corp.	4,715
100	@@	XL Capital Ltd.	6,803

			489,911

		Internet: 0.1%
890	@	eBay, Inc.	36,668
50	@	Monster Worldwide, Inc.	1,536
1,699	@	Symantec Corp.	38,499
200	@	Yahoo!, Inc.	6,768

			83,471

		Iron/Steel: 0.0%
210		Nucor Corp.	12,388
160		United States Steel Corp.	6,776

			19,164

		Leisure Time: 0.0%
110		Brunswick Corp.	4,150
410		Carnival Corp.	20,492
230		Harley-Davidson, Inc.	11,141
160		Sabre Holdings Corp.	3,245

			39,028

		Lodging: 0.0%
130		Harrah’s Entertainment, Inc.	8,475

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0% (continued)
280		Hilton Hotels Corp.	$6,250
160		Marriott Intl., Inc.	10,079
170		Starwood Hotels & Resorts Worldwide, Inc.	9,719

			34,523

		Machinery-Diversified: 0.0%
10		Cummins, Inc.	880
180		Deere & Co.	11,016
130		Rockwell Automation, Inc.	6,877

			18,773

		Media: 0.3%
440		Clear Channel Communications, Inc.	14,472
1,760	@	Comcast Corp.	51,708
200		Gannett Co., Inc.	13,766
550		McGraw-Hill Cos., Inc.	26,422
50		Meredith Corp.	2,495
120		New York Times Co.	3,570
2,120		News Corp. — Class A	33,051
3,770		Time Warner, Inc.	68,274
210		Tribune Co.	7,117
1,270		Viacom, Inc.	41,923
1,560		Walt Disney Co.	37,643

			300,441

		Mining: 0.0%
260		Freeport-McMoRan Copper & Gold, Inc.	12,633
90	@	Phelps Dodge Corp.	11,694

			24,327

		Miscellaneous Manufacturing: 0.4%
620		3M Co.	45,483
70		Cooper Industries Ltd.	4,840
220		Danaher Corp.	11,843
150		Dover Corp.	6,119
120		Eaton Corp.	7,626
8,520		General Electric Co.	286,868
690		Honeywell Intl., Inc.	25,875
210		Illinois Tool Works, Inc.	17,289
430	@@	Ingersoll-Rand Co. Ltd.	16,439
70		ITT Industries, Inc.	7,952
50		Pall Corp.	1,375
160		Textron, Inc.	11,475

			443,184

		Office/Business Equipment: 0.0%
180		Pitney Bowes, Inc.	7,513
730	@	Xerox Corp.	9,965

			17,478

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 1.0%
50		Amerada Hess Corp.	$6,875
150		Anadarko Petroleum Corp.	14,363
224		Apache Corp.	16,849
480		Burlington Resources, Inc.	39,034
2,603		ChevronTexaco Corp.	168,492
1,322		ConocoPhillips	92,421
520		Devon Energy Corp.	35,693
130		EOG Resources, Inc.	9,737
7,290		Exxon Mobil Corp.	463,208
90		Kerr-McGee Corp.	8,740
340		Marathon Oil Corp.	23,436
90		Murphy Oil Corp.	4,488
110	@, @@	Nabors Industries Ltd.	7,901
30		Noble Corp.	2,054
380		Occidental Petroleum Corp.	32,463
60	@	Rowan Cos., Inc.	2,129
180		Sunoco, Inc.	14,076
220	@	Transocean, Inc.	13,488
360		Valero Energy Corp.	40,702
50		XTO Energy, Inc.	2,266

			998,415

		Oil and Gas Services: 0.0%
50		Baker Hughes, Inc.	2,984
80		BJ Services Co.	2,879
70		Halliburton Co.	4,796
10	@	National-Oilwell Varco, Inc.	658
80		Schlumberger Ltd.	6,751
20	@	Weatherford Intl. Ltd.	1,373

			19,441

		Packaging and Containers: 0.0%
90		Ball Corp.	3,307
60	@	Pactiv Corp.	1,051
100	@	Sealed Air Corp.	4,746

			9,104

		Pharmaceuticals: 0.6%
1,250		Abbott Laboratories	53,000
100		Allergan, Inc.	9,162
150		AmerisourceBergen Corp.	11,595
460		Cardinal Health, Inc.	29,182
360	@	Caremark Rx, Inc.	17,975
910		Eli Lilly & Co.	48,703
120	@	Express Scripts, Inc.	7,464
250	@	Forest Laboratories, Inc.	9,743
330	@	Gilead Sciences, Inc.	16,091
200	@	Hospira, Inc.	8,194
350	@	King Pharmaceuticals, Inc.	5,383
247	@	Medco Health Solutions, Inc.	13,543
1,800		Merck & Co., Inc.	48,978
5,922		Pfizer, Inc.	147,872

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 0.6% (continued)
1,180		Schering-Plough Corp.	$24,839
90	@	Watson Pharmaceuticals, Inc.	3,295
1,080		Wyeth	49,972

			504,991

		Pipelines: 0.0%
60		Kinder Morgan, Inc.	5,770
350		Williams Cos., Inc.	8,767

			14,537

		Real Estate Investment Trusts: 0.0%
120		Apartment Investment & Management Co.	4,654
170		Archstone-Smith Trust	6,778
20		Equity Residential	757
200		ProLogis	8,862
70		Public Storage, Inc.	4,690
160		Simon Property Group, Inc.	11,858
80		Vornado Realty Trust	6,930

			44,529

		Retail: 0.6%
140	@	Autonation, Inc.	2,796
40	@	Autozone, Inc.	3,330
240	@	Bed Bath & Beyond, Inc.	9,643
550		Best Buy Co., Inc.	23,942
150		Circuit City Stores, Inc.	2,574
400		Costco Wholesale Corp.	17,236
650		CVS Corp.	18,857
200		Darden Restaurants, Inc.	6,074
50		Dillard’s, Inc.	1,044
220		Dollar General Corp.	4,035
70		Family Dollar Stores, Inc.	1,391
328		Federated Department Stores, Inc.	21,933
610		Gap, Inc.	10,632
1,720		Home Depot, Inc.	65,601
270		J.C. Penney Co., Inc. Holding Co.	12,803
280	@	Kohl’s Corp.	14,050
290		Limited Brands, Inc.	5,925
630		Lowe’s Cos., Inc.	40,572
1,360		McDonald’s Corp.	45,546
310		Nordstrom, Inc.	10,639
230	@	Office Depot, Inc.	6,831
110		RadioShack Corp.	2,728
80	@	Sears Holdings Corp.	9,954
930		Staples, Inc.	19,828
340	@	Starbucks Corp.	17,034
660		Target Corp.	34,274
50		Tiffany & Co.	1,989
380		TJX Cos., Inc.	7,782
2,010		Wal-Mart Stores, Inc.	88,077
1,400		Walgreen Co.	60,830

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.6% (continued)
90		Wendy’s Intl., Inc.	$4,064
210		Yum! Brands, Inc.	10,166

			582,180

		Savings and Loans: 0.0%
220		Golden West Financial Corp.	13,066
980		Washington Mutual, Inc.	38,435

			51,501

		Semiconductors: 0.3%
290	@	Altera Corp.	5,542
280		Analog Devices, Inc.	10,399
1,270		Applied Materials, Inc.	21,539
220	@	Broadcom Corp.	10,320
62	@	Freescale Semiconductor, Inc.	1,462
5,050		Intel Corp.	124,482
140		KLA-Tencor Corp.	6,826
230		Linear Technology Corp.	8,646
280	@	LSI Logic Corp.	2,758
230		Maxim Integrated Products, Inc.	9,810
430		National Semiconductor Corp.	11,309
50	@	Novellus Systems, Inc.	1,254
120	@	Nvidia Corp.	4,114
140	@	QLogic Corp.	4,788
1,760		Texas Instruments, Inc.	59,664

			282,913

		Software: 0.4%
400		Adobe Systems, Inc.	11,940
330		Autodesk, Inc.	15,325
450		Automatic Data Processing, Inc.	19,368
320	@	BMC Software, Inc.	6,752
210	@	Citrix Systems, Inc.	5,279
380		Computer Associates Intl., Inc.	10,568
560	@	Compuware Corp.	5,320
230	@	Electronic Arts, Inc.	13,085
600		First Data Corp.	24,000
150	@	Fiserv, Inc.	6,881
180		IMS Health, Inc.	4,531
230	@	Intuit, Inc.	10,306
60	@	Mercury Interactive Corp.	2,376
7,470		Microsoft Corp.	192,202
490	@	Novell, Inc.	3,651
4,100	@	Oracle Corp.	50,799
400	@	Parametric Technology Corp.	2,788
400		Siebel Systems, Inc.	4,132

			389,303

		Telecommunications: 0.6%
80	@	ADC Telecommunications, Inc.	1,829
30		Alltel Corp.	1,953
346		AT&T Corp.	6,851
500	@	Avaya, Inc.	5,150

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.6% (continued)
1,470		Bellsouth Corp.	$38,661
180		CenturyTel, Inc.	6,296
5,140	@	Cisco Systems, Inc.	92,160
170	@	Comverse Technology, Inc.	4,466
1,180	@	Corning, Inc.	22,809
2,680		Motorola, Inc.	59,201
1,310		QUALCOMM, Inc.	58,623
1,450	@	Qwest Communications Intl., Inc.	5,945
2,660		SBC Communications, Inc.	63,760
190		Scientific-Atlanta, Inc.	7,127
2,357		Sprint Corp.	56,049
530	@	Tellabs, Inc.	5,576
2,220		Verizon Communications, Inc.	72,572

			509,028

		Textiles: 0.0%
110		Cintas Corp.	4,516

			4,516

		Toys/Games/Hobbies: 0.0%
240		Hasbro, Inc.	4,716
320		Mattel, Inc.	5,338

			10,054

		Transportation: 0.1%
320		Burlington Northern Santa Fe Corp.	19,136
280		CSX Corp.	13,014
250		FedEx Corp.	21,783
510		Norfolk Southern Corp.	20,686
20		Union Pacific Corp.	1,434
890		United Parcel Service, Inc.	61,525

			137,578

		Total Common Stock (Cost $8,289,244)	8,967,511

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.2%
	Federal Home Loan Mortgage Corporation: 21.8%
$6,250,000	4.320%, due 01/15/07	$5,915,194
18,970,000	4.370%, due 01/26/07	17,918,758

		23,833,952

	Federal National Mortgage Association: 34.7%
40,000,000	4.360%, due 12/15/06	37,973,320

		37,973,320

	Sovereign: 19.7%
13,420,000	Financing Corp Fico, 4.200%, due 09/07/06	12,904,712
2,894,000	Financing Corp Fico, 4.290%, due 12/27/06	2,745,046
6,210,000	Financing Corp Fico, 4.310%, due 12/06/06	5,905,772

		21,555,530

	Total U.S. Government Agency Obligations
	(Cost $83,671,795)	83,362,802

U.S. TREASURY OBLIGATIONS: 3.7%
	U.S. Treasury STRIP: 3.7%
4,204,000	United States Treasury STRIP, 4.140%, due 11/15/06	4,016,409

	Total U.S. Treasury Obligations
	(Cost $4,031,155)	4,016,409

OTHER BONDS: 12.0%
	Sovereign: 12.0%
1,113,000	Israel Trust, 4.200%, due 11/15/06	1,062,047
12,673,000	Turkey Trust, 4.200%, due 11/15/06	12,092,830

	Total Other Bonds
	(Cost $13,141,594)	13,154,877

	Total Long-Term Investments
	(Cost $109,133,788)	109,501,599

SHORT-TERM INVESTMENTS: 0.1%
	Repurchase Agreement: 0.1%
85,000	Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $85,027 to be received upon repurchase (Collateralized by $170,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued interest $87,377, due 10/15/19)	$85,000

ING GET Fund — Series P	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Repurchase Agreement: 0.1% (continued)
		Total Short-Term Investments
		(Cost $85,000)		$85,000

		Total Investments In Securities
		(Cost $109,218,788)*	100.1%	$109,586,599
		Other Assets and Liabilities—Net	(0.1)	(113,255)

		Net Assets	100.0%	$109,473,344

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $109,345,186.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,024,303
		Gross Unrealized Depreciation		(782,890)

		Net Unrealized Appreciation		$241,413

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 21.4%
		Advertising: 0.0%
950	@	Interpublic Group of Cos., Inc.	$11,058
400		Omnicom Group, Inc.	33,452

			44,510

		Aerospace/Defense: 0.5%
2,600		Boeing Co.	176,669
750		General Dynamics Corp.	89,663
250		Goodrich Corp.	11,085
250		L-3 Communications Holdings, Inc.	19,768
1,490		Lockheed Martin Corp.	90,950
824		Northrop Grumman Corp.	44,784
1,295		Raytheon Co.	49,236
650		Rockwell Collins, Inc.	31,408
2,360		United Technologies Corp.	122,342

			635,905

		Agriculture: 0.4%
4,860		Altria Group, Inc.	358,230
2,480		Archer-Daniels-Midland Co.	61,157
1,140		Monsanto Co.	71,535
300		Reynolds American, Inc.	24,906
600		UST, Inc.	25,116

			540,944

		Airlines: 0.0%
1,600		Southwest Airlines Co.	23,760

			23,760

		Apparel: 0.1%
1,500	@	Coach, Inc.	47,040
240		Jones Apparel Group, Inc.	6,840
430		Liz Claiborne, Inc.	16,908
570		Nike, Inc.	46,558
130		Reebok Intl., Ltd.	7,354
320		VF Corp.	18,550

			143,250

		Auto Manufacturers: 0.1%
4,420		Ford Motor Co.	43,581
200	@	Navistar Intl. Corp.	6,486
190		PACCAR, Inc.	12,899

			62,966

		Auto Parts and Equipment: 0.0%
730	@	Goodyear Tire & Rubber Co.	11,381
380		Johnson Controls, Inc.	23,579

			34,960

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 1.4%
1,000		AmSouth Bancorporation	$25,260
13,020		Bank of America Corp.	548,141
1,276		BB&T Corp.	49,828
450		Comerica, Inc.	26,505
250		Compass Bancshares, Inc.	11,458
130		First Horizon National Corp.	4,726
450		Huntington Bancshares, Inc.	10,112
1,440		KeyCorp	46,440
150		M & T Bank Corp.	15,857
470		Marshall & Ilsley Corp.	20,450
1,050		Mellon Financial Corp.	33,569
2,530		National City Corp.	84,602
450		Northern Trust Corp.	22,748
650		PNC Financial Services Group, Inc.	37,713
100		Regions Financial Corp.	3,112
730		State Street Corp.	35,712
860		SunTrust Banks, Inc.	59,727
732		Synovus Financial Corp.	20,291
1,850		The Bank of New York Co., Inc.	54,409
4,420		U.S. Bancorp	124,113
3,715		Wachovia Corp.	176,796
4,000		Wells Fargo & Co.	234,279
200		Zions Bancorporation	14,242

			1,660,090

		Beverages: 0.6%
360		Anheuser-Busch Cos., Inc.	15,494
300		Brown-Forman Corp.	17,862
6,580		Coca-Cola Co.	284,190
800		Coca-Cola Enterprises, Inc.	15,600
400	@	Constellation Brands, Inc.	10,400
580		Pepsi Bottling Group, Inc.	16,559
6,630		PepsiCo, Inc.	375,988

			736,093

		Biotechnology: 0.3%
2,926	@	Amgen, Inc.	233,114
800	@	Biogen Idec, Inc.	31,584
300	@	Chiron Corp.	13,086
640	@	Genzyme Corp.	45,850
600	@	MedImmune, Inc.	20,190
100	@	Millipore Corp.	6,289

			350,113

		Building Materials: 0.1%
420		American Standard Cos., Inc.	19,551
1,000		Masco Corp.	30,680
250		Vulcan Materials Co.	18,553

			68,748

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.4%
600		Air Products & Chemicals, Inc.	$33,084
200		Ashland, Inc.	11,048
2,250		Dow Chemical Co.	93,757
2,450		Du Pont EI de Nemours & Co.	95,966
250		Eastman Chemical Co.	11,743
530		Ecolab, Inc.	16,923
350		Engelhard Corp.	9,769
300		International Flavors & Fragrances, Inc.	10,692
720		PPG Industries, Inc.	42,617
880		Praxair, Inc.	42,178
570		Rohm & Haas Co.	23,444
400		Sherwin-Williams Co.	17,628
250		Sigma-Aldrich Corp.	16,015

			424,864

		Commercial Services: 0.2%
2,450		Cendant Corp.	50,568
410		Equifax, Inc.	14,325
800		H&R Block, Inc.	19,184
1,250		McKesson Corp.	59,312
100		Moody’s Corp.	5,108
800		Paychex, Inc.	29,664
650		R.R. Donnelley & Sons Co.	24,096
450		Robert Half Intl., Inc.	16,016

			218,273

		Computers: 1.0%
250	@	Affiliated Computer Services, Inc.	13,650
3,290	@	Apple Computer, Inc.	176,377
550	@	Computer Sciences Corp.	26,021
9,480	@	Dell, Inc.	324,215
1,250		Electronic Data Systems Corp.	28,050
7,650	@	EMC Corp.	98,991
6,837		Hewlett-Packard Co.	199,640
3,710		International Business Machines Corp.	297,616
250	@	Lexmark Intl., Inc.	15,263
650	@	NCR Corp.	20,742
750	@	Network Appliance, Inc.	17,805
7,990	@	Sun Microsystems, Inc.	31,321
1,000	@	Unisys Corp.	6,640

			1,256,331

		Cosmetics/Personal Care: 0.5%
200		Alberto-Culver Co.	8,950
1,650		Colgate-Palmolive Co.	87,104
2,230		Gillette Co.	129,786
5,700		Procter & Gamble Co.	338,922

			564,762

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
538		Genuine Parts Co.	$23,080
200		W.W. Grainger, Inc.	12,584

			35,664

		Diversified Financial Services: 1.1%
2,960		American Express Co.	170,022
230		Bear Stearns Cos., Inc.	25,243
720		Capital One Financial Corp.	57,254
2,400		Charles Schwab Corp.	34,632
770		CIT Group, Inc.	34,789
2,520		Citigroup, Inc.	114,710
298		Countrywide Financial Corp.	9,828
800	@	E*TRADE Financial Corp.	14,080
2,330		Fannie Mae	104,431
200		Federated Investors, Inc.	6,646
450		Franklin Resources, Inc.	37,782
300		Freddie Mac	16,938
1,150		Goldman Sachs Group, Inc.	139,817
1,700		JPMorgan Chase & Co.	57,681
910		Lehman Brothers Holdings, Inc.	105,997
3,000		MBNA Corp.	73,920
2,180		Merrill Lynch & Co., Inc.	133,743
2,600		Morgan Stanley	140,244
1,210	@	Providian Financial Corp.	21,393
1,010		SLM Corp.	54,176
350		T. Rowe Price Group, Inc.	22,855

			1,376,181

		Electric: 0.7%
1,570	@	AES Corp.	25,795
350	@	Allegheny Energy, Inc.	10,752
500		Ameren Corp.	26,745
820		American Electric Power Co., Inc.	32,554
650		CenterPoint Energy, Inc.	9,666
900	@	CMS Energy Corp.	14,805
550		Consolidated Edison, Inc.	26,703
450		Constellation Energy Group, Inc.	27,720
800		Dominion Resources, Inc.	68,911
400		DTE Energy Co.	18,344
2,150		Duke Energy Corp.	62,716
1,050		Edison Intl.	49,644
100		Entergy Corp.	7,432
1,550		Exelon Corp.	82,831
750		FirstEnergy Corp.	39,090
900		FPL Group, Inc.	42,840
650		NiSource, Inc.	15,763
870		PG&E Corp.	34,148
200		Pinnacle West Capital Corp.	8,816
1,000		PPL Corp.	32,330
600		Public Service Enterprise Group, Inc.	38,616
380		Southern Co.	13,589
900		TECO Energy, Inc.	16,218
1,000		TXU Corp.	112,879

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.7% (continued)
900		Xcel Energy, Inc.	$17,649

			836,556

		Electrical Components and Equipment: 0.1%
400		American Power Conversion Corp.	10,360
930		Emerson Electric Co.	66,774

			77,134

		Electronics: 0.1%
1,250	@	Agilent Technologies, Inc.	40,937
640		Applera Corp. — Applied Biosystems Group	14,874
460	@	Jabil Circuit, Inc.	14,223
230		Parker Hannifin Corp.	14,791
250		PerkinElmer, Inc.	5,093
1,130	@	Sanmina-SCI Corp.	4,848
4,140	@	Solectron Corp.	16,187
500	@	Thermo Electron Corp.	15,450
350	@	Waters Corp.	14,560

			140,963

		Engineering and Construction: 0.0%
200		Fluor Corp.	12,876

			12,876

		Entertainment: 0.0%
750		International Game Technology	20,250

			20,250

		Environmental Control: 0.0%
1,220		Waste Management, Inc.	34,904

			34,904

		Food: 0.3%
400		Albertson’s, Inc.	10,260
700		Campbell Soup Co.	20,825
500		ConAgra Foods, Inc.	12,375
900		General Mills, Inc.	43,380
750		H.J. Heinz Co.	27,405
500		Hershey Foods Corp.	28,155
570		Kellogg Co.	26,294
1,550	@	Kroger Co.	31,915
400		McCormick & Co., Inc.	13,052
1,050		Safeway, Inc.	26,880
261		Sara Lee Corp.	4,946
550		SUPERVALU, Inc.	17,116
600		Tyson Foods, Inc.	10,830
500		Wm. Wrigley Jr. Co.	35,940

			309,373

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
50		Georgia-Pacific Corp.	$1,703
350		Louisiana-Pacific Corp.	9,692
550		MeadWestvaco Corp.	15,191
400		Plum Creek Timber Co., Inc.	15,164
300		Temple-Inland, Inc.	12,255
600		Weyerhaeuser Co.	41,250

			95,255

		Gas: 0.0%
130		KeySpan Corp.	4,781
630		Sempra Energy	29,648

			34,429

		Hand/Machine Tools: 0.0%
280		Black & Decker Corp.	22,986
100		Snap-On, Inc.	3,612
230		Stanley Works	10,736

			37,334

		Healthcare-Products: 0.7%
100		Bausch & Lomb, Inc.	8,068
1,350		Baxter Intl., Inc.	53,825
600		Becton Dickinson & Co.	31,458
1,380	@	Boston Scientific Corp.	32,251
300		C.R. Bard, Inc.	19,809
760		Guidant Corp.	52,356
6,900		Johnson & Johnson	436,631
2,810		Medtronic, Inc.	150,672
960	@	St. Jude Medical, Inc.	44,928
150	@	Zimmer Holdings, Inc.	10,334

			840,332

		Healthcare-Services: 0.6%
1,240		Aetna, Inc.	106,814
450	@	Coventry Health Care, Inc.	38,709
1,100		HCA, Inc.	52,712
600	@	Humana, Inc.	28,728
300	@	Laboratory Corp. of America Holdings	14,613
200		Quest Diagnostics, Inc.	10,108
4,990		UnitedHealth Group, Inc.	280,437
2,390	@	WellPoint, Inc.	181,210

			713,331

		Home Furnishings: 0.0%
70		Whirlpool Corp.	5,304

			5,304

		Household Products/Wares: 0.1%
340		Clorox Co.	18,884

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.1% (continued)
30		Fortune Brands, Inc.	$2,440
1,130		Kimberly-Clark Corp.	67,268

			88,592

		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	14,723

			14,723

		Insurance: 1.2%
720	@@	ACE Ltd.	33,890
1,110		AFLAC, Inc.	50,283
2,150		Allstate Corp.	118,874
230		AMBAC Financial Group, Inc.	16,574
6,250		American Intl. Group, Inc.	387,250
650		Aon Corp.	20,852
830		Chubb Corp.	74,327
420		CIGNA Corp.	49,501
401		Cincinnati Financial Corp.	16,798
700		Hartford Financial Services Group, Inc.	54,019
30		Jefferson-Pilot Corp.	1,535
400		Lincoln National Corp.	20,808
470		Loews Corp.	43,433
320		MBIA, Inc.	19,398
2,410		MetLife, Inc.	120,090
300		MGIC Investment Corp.	19,260
1,060		Principal Financial Group	50,212
520		Progressive Corp.	54,480
1,220		Prudential Financial, Inc.	82,423
300		Safeco Corp.	16,014
2,870		St. Paul Travelers Cos., Inc.	128,777
350		Torchmark Corp.	18,491
700		UnumProvident Corp.	14,350
370	@@	XL Capital Ltd.	25,171

			1,436,810

		Internet: 0.2%
2,600	@	eBay, Inc.	107,120
300	@	Monster Worldwide, Inc.	9,213
5,071	@	Symantec Corp.	114,909
550	@	Yahoo!, Inc.	18,612

			249,854

		Iron/Steel: 0.1%
680		Nucor Corp.	40,113
470		United States Steel Corp.	19,905

			60,018

		Leisure Time: 0.1%
210		Brunswick Corp.	7,923
1,200		Carnival Corp.	59,977
630		Harley-Davidson, Inc.	30,517
400		Sabre Holdings Corp.	8,112

			106,529

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
390		Harrah’s Entertainment, Inc.	$25,424
1,000		Hilton Hotels Corp.	22,320
490		Marriott Intl., Inc.	30,870
550		Starwood Hotels & Resorts Worldwide, Inc.	31,444

			110,058

		Machinery-Diversified: 0.1%
150		Cummins, Inc.	13,199
610		Deere & Co.	37,332
380		Rockwell Automation, Inc.	20,102

			70,633

		Media: 0.7%
1,300		Clear Channel Communications, Inc.	42,757
5,150	@	Comcast Corp.	151,307
560		Gannett Co., Inc.	38,545
1,570		McGraw-Hill Cos., Inc.	75,423
170		Meredith Corp.	8,481
300		New York Times Co.	8,925
6,150		News Corp. — Class A	95,879
10,950		Time Warner, Inc.	198,304
590		Tribune Co.	19,995
3,730		Viacom, Inc.	123,127
4,650		Walt Disney Co.	112,205

			874,948

		Mining: 0.1%
700		Freeport-McMoRan Copper & Gold, Inc.	34,013
250	@	Phelps Dodge Corp.	32,483

			66,496

		Miscellaneous Manufacturing: 1.0%
1,780		3M Co.	130,580
200		Cooper Industries Ltd.	13,828
620		Danaher Corp.	33,375
450		Dover Corp.	18,356
400		Eaton Corp.	25,420
24,720		General Electric Co.	832,321
1,990		Honeywell Intl., Inc.	74,625
450		Illinois Tool Works, Inc.	37,049
1,230	@@	Ingersoll-Rand Co. Ltd.	47,023
240		ITT Industries, Inc.	27,264
350		Pall Corp.	9,625
330		Textron, Inc.	23,668

			1,273,134

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.0%
490		Pitney Bowes, Inc.	$20,453
2,140	@	Xerox Corp.	29,211

			49,664

		Oil and Gas: 2.4%
120		Amerada Hess Corp.	16,500
450		Anadarko Petroleum Corp.	43,088
656		Apache Corp.	49,344
1,330		Burlington Resources, Inc.	108,156
7,599		ChevronTexaco Corp.	491,882
3,776		ConocoPhillips	263,980
1,530		Devon Energy Corp.	105,019
400		EOG Resources, Inc.	29,960
21,220		Exxon Mobil Corp.	1,348,318
250		Kerr-McGee Corp.	24,278
990		Marathon Oil Corp.	68,241
300		Murphy Oil Corp.	14,961
300	@, @@	Nabors Industries Ltd.	21,549
50		Noble Corp.	3,423
1,030		Occidental Petroleum Corp.	87,993
200	@	Rowan Cos., Inc.	7,098
500		Sunoco, Inc.	39,100
600	@	Transocean, Inc.	36,786
1,050		Valero Energy Corp.	118,713

			2,878,389

		Oil and Gas Services: 0.1%
100		Baker Hughes, Inc.	5,968
300		BJ Services Co.	10,797
200		Halliburton Co.	13,704
50	@	National-Oilwell Varco, Inc.	3,290
200		Schlumberger Ltd.	16,876
200	@	Weatherford Intl. Ltd.	13,732

			64,367

		Packaging and Containers: 0.0%
400		Ball Corp.	14,696
170	@	Pactiv Corp.	2,978
200	@	Sealed Air Corp.	9,492

			27,166

		Pharmaceuticals: 1.2%
3,600		Abbott Laboratories	152,640
350		Allergan, Inc.	32,067
400		AmerisourceBergen Corp.	30,920
1,310		Cardinal Health, Inc.	83,106
1,050	@	Caremark Rx, Inc.	52,427
2,620		Eli Lilly & Co.	140,222
340	@	Express Scripts, Inc.	21,148
690	@	Forest Laboratories, Inc.	26,889
1,000	@	Gilead Sciences, Inc.	48,760

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 1.2% (continued)
670	@	Hospira, Inc.	$27,450
790	@	King Pharmaceuticals, Inc.	12,150
729	@	Medco Health Solutions, Inc.	39,971
5,220		Merck & Co., Inc.	142,036
17,206		Pfizer, Inc.	429,634
3,450		Schering-Plough Corp.	72,623
250	@	Watson Pharmaceuticals, Inc.	9,153
3,100		Wyeth	143,437

			1,464,633

		Pipelines: 0.0%
190		Kinder Morgan, Inc.	18,270
1,000		Williams Cos., Inc.	25,050

			43,320

		Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	7,756
510		Archstone-Smith Trust	20,334
100		Equity Residential	3,785
600		ProLogis	26,586
200		Public Storage, Inc.	13,400
520		Simon Property Group, Inc.	38,542
300		Vornado Realty Trust	25,986

			136,389

		Retail: 1.4%
450	@	Autonation, Inc.	8,987
100	@	Autozone, Inc.	8,325
840	@	Bed Bath & Beyond, Inc.	33,751
1,600		Best Buy Co., Inc.	69,648
500		Circuit City Stores, Inc.	8,580
1,050		Costco Wholesale Corp.	45,245
1,900		CVS Corp.	55,119
500		Darden Restaurants, Inc.	15,185
290		Dillard’s, Inc.	6,055
650		Dollar General Corp.	11,921
962		Federated Department Stores, Inc.	64,329
1,800		Gap, Inc.	31,374
4,960		Home Depot, Inc.	189,173
1,000		J.C. Penney Co., Inc. Holding Co.	47,420
850	@	Kohl’s Corp.	42,653
810		Limited Brands, Inc.	16,548
1,830		Lowe’s Cos., Inc.	117,851
3,050		McDonald’s Corp.	102,145
900		Nordstrom, Inc.	30,888
650	@	Office Depot, Inc.	19,305
230	@	Sears Holdings Corp.	28,617
2,940		Staples, Inc.	62,681
970	@	Starbucks Corp.	48,597
2,100		Target Corp.	109,053
150		Tiffany & Co.	5,966
1,320		TJX Cos., Inc.	27,034
5,810		Wal-Mart Stores, Inc.	254,593

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.4% (continued)
4,050		Walgreen Co.	$175,972
370		Wendy’s Intl., Inc.	16,706
610		Yum! Brands, Inc.	29,530

			1,683,251

		Savings and Loans: 0.1%
640		Golden West Financial Corp.	38,010
2,830		Washington Mutual, Inc.	110,992

			149,002

		Semiconductors: 0.7%
900	@	Altera Corp.	17,199
850		Analog Devices, Inc.	31,569
3,890		Applied Materials, Inc.	65,974
650	@	Broadcom Corp.	30,492
170	@	Freescale Semiconductor, Inc.	4,009
14,620		Intel Corp.	360,382
400		KLA-Tencor Corp.	19,504
660		Linear Technology Corp.	24,809
800	@	LSI Logic Corp.	7,880
710		Maxim Integrated Products, Inc.	30,282
1,250		National Semiconductor Corp.	32,875
300	@	Novellus Systems, Inc.	7,524
400	@	Nvidia Corp.	13,712
200	@	QLogic Corp.	6,840
5,080		Texas Instruments, Inc.	172,212

			825,263

		Software: 0.9%
1,140		Adobe Systems, Inc.	34,029
950		Autodesk, Inc.	44,118
1,400		Automatic Data Processing, Inc.	60,256
940	@	BMC Software, Inc.	19,834
620	@	Citrix Systems, Inc.	15,587
1,090		Computer Associates Intl., Inc.	30,313
1,350	@	Compuware Corp.	12,825
660	@	Electronic Arts, Inc.	37,547
1,722		First Data Corp.	68,880
550	@	Fiserv, Inc.	25,229
500		IMS Health, Inc.	12,585
680	@	Intuit, Inc.	30,471
200	@	Mercury Interactive Corp.	7,920
21,630		Microsoft Corp.	556,539
1,100	@	Novell, Inc.	8,195
11,890	@	Oracle Corp.	147,317
1,140	@	Parametric Technology Corp.	7,946
990		Siebel Systems, Inc.	10,227

			1,129,818

		Telecommunications: 1.2%
100		Alltel Corp.	6,511
962		AT&T Corp.	19,048
1,250	@	Avaya, Inc.	12,875

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series Q	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.2% (continued)
4,300		Bellsouth Corp.	$113,090
370		CenturyTel, Inc.	12,943
14,910	@	Cisco Systems, Inc.	267,335
610	@	Comverse Technology, Inc.	16,025
3,450	@	Corning, Inc.	66,689
7,740		Motorola, Inc.	170,977
3,850		QUALCOMM, Inc.	172,288
4,210	@	Qwest Communications Intl., Inc.	17,261
7,740		SBC Communications, Inc.	185,527
550		Scientific-Atlanta, Inc.	20,631
6,852		Sprint Corp.	162,941
760	@	Tellabs, Inc.	7,995
6,500		Verizon Communications, Inc.	212,484

			1,464,620

		Textiles: 0.0%
450		Cintas Corp.	18,473

			18,473

		Toys/Games/Hobbies: 0.0%
710		Hasbro, Inc.	13,952
900		Mattel, Inc.	15,012

			28,964

		Transportation: 0.3%
870		Burlington Northern Santa Fe Corp.	52,026
900		CSX Corp.	41,832
740		FedEx Corp.	64,476
1,500		Norfolk Southern Corp.	60,840
160		Union Pacific Corp.	11,472
2,600		United Parcel Service, Inc.	179,738

			410,384

		Total Common Stock (Cost $23,765,404)	26,060,989

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series Q	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

CORPORATE BONDS/NOTES: 5.0%
	Diversified Financial Services: 5.0%
$6,000,000	General Electric Capital Corp., 5.000%, due 06/15/07	$6,053,730

	Total Corporate Bonds/Notes
	(Cost $6,117,226)	6,053,730

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.2%
	Federal Home Loan Mortgage Corporation: 15.5%
20,000,000	4.370%, due 01/26/07	18,891,680

		18,891,680

	Federal National Mortgage Association: 32.6%
3,021,000	4.390%, due 03/15/07	2,837,347
39,300,000	4.410%, due 03/15/07	36,898,456

		39,735,803

	Sovereign: 15.1%
3,500,000	Financing Corp Fico, 4.400%, due 04/06/07	3,278,426
12,637,000	Financing Corp Fico, 4.440%, due 05/11/07	11,783,370
3,645,000	Financing Corp Fico, 4.450%, due 05/30/07	3,390,736

		18,452,532

	Total U.S. Government Agency Obligations
	(Cost $76,994,732)	77,080,015

U.S. TREASURY OBLIGATIONS: 3.6%
	U.S. Treasury STRIP: 3.6%
4,660,000	United States Treasury STRIP, 4.110%, due 02/15/07	4,408,565

	Total U.S. Treasury Obligations
	(Cost $4,411,806)	4,408,565

OTHER BONDS: 6.1%
	Sovereign: 6.1%
1,000,000	Israel Trust, 4.370%, due 05/15/07	933,000
7,007,000	Israel Trust, 4.370%, due 05/15/07	6,537,531

	Total Other Bonds
	(Cost $7,413,507)	7,470,531

	Total Long-Term Investments	121,073,830

	(Cost $118,702,675)
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
952,000	Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790% due 10/03/05, $952,301 to be received upon repurchase (Collateralized by $987,000 Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $971,425, due 12/04/06)	952,000

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series Q	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Repurchase Agreement: 0.8% (continued)
		Total Short-Term Investments
		(Cost $952,000)		952,000

		Total Investments In Securities
		(Cost $119,654,675)*	100.1%	$122,025,830
		Other Assets and Liabilities—Net	(0.1)	(62,950)

		Net Assets	100.0%	$121,962,880

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $120,327,841.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,814,065
		Gross Unrealized Depreciation		(1,116,076)

		Net Unrealized Appreciation		$1,697,989

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 29.9%
		Advertising: 0.1%
1,250	@	Interpublic Group of Cos., Inc.	$14,550
550		Omnicom Group, Inc.	45,997

			60,547

		Aerospace/Defense: 0.7%
3,550		Boeing Co.	241,222
1,000		General Dynamics Corp.	119,550
350		Goodrich Corp.	15,519
350		L-3 Communications Holdings, Inc.	27,675
2,010		Lockheed Martin Corp.	122,690
1,157		Northrop Grumman Corp.	62,883
1,757		Raytheon Co.	66,801
890		Rockwell Collins, Inc.	43,005
3,220		United Technologies Corp.	166,925

			866,270

		Agriculture: 0.6%
6,600		Altria Group, Inc.	486,486
3,350		Archer-Daniels-Midland Co.	82,611
1,460		Monsanto Co.	91,615
340		Reynolds American, Inc.	28,227
800		UST, Inc.	33,488

			722,427

		Airlines: 0.0%
2,100		Southwest Airlines Co.	31,185

			31,185

		Apparel: 0.2%
2,180	@	Coach, Inc.	68,366
580		Jones Apparel Group, Inc.	16,530
470		Liz Claiborne, Inc.	18,480
790		Nike, Inc.	64,527
230		Reebok Intl., Ltd.	13,011
500		VF Corp.	28,985

			209,899

		Auto Manufacturers: 0.1%
7,950		Ford Motor Co.	78,387
250		PACCAR, Inc.	16,973

			95,360

		Auto Parts and Equipment: 0.0%
1,020	@	Goodyear Tire & Rubber Co.	15,902
700		Johnson Controls, Inc.	43,435

			59,337

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 1.9%
950		AmSouth Bancorporation	$23,997
17,720		Bank of America Corp.	746,011
1,726		BB&T Corp.	67,400
550		Comerica, Inc.	32,395
350		Compass Bancshares, Inc.	16,041
200		First Horizon National Corp.	7,270
650		Huntington Bancshares, Inc.	14,606
2,000		KeyCorp	64,500
300		M & T Bank Corp.	31,713
600		Marshall & Ilsley Corp.	26,106
1,400		Mellon Financial Corp.	44,758
3,430		National City Corp.	114,699
600		Northern Trust Corp.	30,330
850		PNC Financial Services Group, Inc.	49,317
100		Regions Financial Corp.	3,112
1,000		State Street Corp.	48,920
1,050		SunTrust Banks, Inc.	72,923
1,066		Synovus Financial Corp.	29,550
2,550		The Bank of New York Co., Inc.	74,996
6,000		U.S. Bancorp	168,480
5,090		Wachovia Corp.	242,232
5,550		Wells Fargo & Co.	325,063
300		Zions Bancorporation	21,363

			2,255,782

		Beverages: 0.8%
450		Anheuser-Busch Cos., Inc.	19,368
400		Brown-Forman Corp.	23,816
8,900		Coca-Cola Co.	384,391
1,050		Coca-Cola Enterprises, Inc.	20,475
600	@	Constellation Brands, Inc.	15,600
600		Pepsi Bottling Group, Inc.	17,130
9,020		PepsiCo, Inc.	511,524

			992,304

		Biotechnology: 0.4%
3,992	@	Amgen, Inc.	318,042
1,100	@	Biogen Idec, Inc.	43,428
300	@	Chiron Corp.	13,086
750	@	Genzyme Corp.	53,730
800	@	MedImmune, Inc.	26,920
150	@	Millipore Corp.	9,434

			464,640

		Building Materials: 0.1%
550		American Standard Cos., Inc.	25,603
1,400		Masco Corp.	42,951
450		Vulcan Materials Co.	33,395

			101,949

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.4%
650		Air Products & Chemicals, Inc.	$35,841
200		Ashland, Inc.	11,048
3,050		Dow Chemical Co.	127,094
3,300		Du Pont EI de Nemours & Co.	129,260
300		Eastman Chemical Co.	14,091
700		Ecolab, Inc.	22,351
200		Engelhard Corp.	5,582
450		International Flavors & Fragrances, Inc.	16,038
950		PPG Industries, Inc.	56,231
1,050		Praxair, Inc.	50,327
600		Rohm & Haas Co.	24,678
400		Sherwin-Williams Co.	17,628
200		Sigma-Aldrich Corp.	12,812

			522,981

		Commercial Services: 0.3%
3,300		Cendant Corp.	68,112
740		Equifax, Inc.	25,856
1,020		H&R Block, Inc.	24,460
1,700		McKesson Corp.	80,664
200		Moody’s Corp.	10,216
1,100		Paychex, Inc.	40,788
800		R.R. Donnelley & Sons Co.	29,656
800		Robert Half Intl., Inc.	28,472

			308,224

		Computers: 1.4%
350	@	Affiliated Computer Services, Inc.	19,110
4,460	@	Apple Computer, Inc.	239,101
600	@	Computer Sciences Corp.	28,386
13,010	@	Dell, Inc.	444,941
1,650		Electronic Data Systems Corp.	37,026
10,350	@	EMC Corp.	133,929
9,050		Hewlett-Packard Co.	264,260
5,050		International Business Machines Corp.	405,111
350	@	Lexmark Intl., Inc.	21,368
900	@	NCR Corp.	28,719
1,100	@	Network Appliance, Inc.	26,114
10,890	@	Sun Microsystems, Inc.	42,689
950	@	Unisys Corp.	6,308

			1,697,062

		Cosmetics/Personal Care: 0.7%
300		Alberto-Culver Co.	13,425
2,200		Colgate-Palmolive Co.	116,138
3,050		Gillette Co.	177,510
7,850		Procter & Gamble Co.	466,761

			773,834

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
722		Genuine Parts Co.	$30,974
250		W.W. Grainger, Inc.	15,730

			46,704

		Diversified Financial Services: 1.6%
4,100		American Express Co.	235,503
330		Bear Stearns Cos., Inc.	36,218
950		Capital One Financial Corp.	75,544
3,250		Charles Schwab Corp.	46,898
1,050		CIT Group, Inc.	47,439
3,350		Citigroup, Inc.	152,492
428		Countrywide Financial Corp.	14,115
1,100	@	E*TRADE Financial Corp.	19,360
3,200		Fannie Mae	143,424
300		Federated Investors, Inc.	9,969
600		Franklin Resources, Inc.	50,376
450		Freddie Mac	25,407
1,500		Goldman Sachs Group, Inc.	182,370
2,300		JPMorgan Chase & Co.	78,039
1,190		Lehman Brothers Holdings, Inc.	138,611
4,100		MBNA Corp.	101,024
3,050		Merrill Lynch & Co., Inc.	187,118
3,550		Morgan Stanley	191,487
1,450	@	Providian Financial Corp.	25,636
1,250		SLM Corp.	67,050
400		T. Rowe Price Group, Inc.	26,120

			1,854,200

		Electric: 1.0%
2,150	@	AES Corp.	35,325
500	@	Allegheny Energy, Inc.	15,360
650		Ameren Corp.	34,769
1,200		American Electric Power Co., Inc.	47,640
900		CenterPoint Energy, Inc.	13,383
1,200	@	CMS Energy Corp.	19,740
950		Consolidated Edison, Inc.	46,123
750		Constellation Energy Group, Inc.	46,200
1,050		Dominion Resources, Inc.	90,446
600		DTE Energy Co.	27,516
2,950		Duke Energy Corp.	86,052
1,420		Edison Intl.	67,138
100		Entergy Corp.	7,432
2,150		Exelon Corp.	114,895
1,000		FirstEnergy Corp.	52,120
1,250		FPL Group, Inc.	59,500
900		NiSource, Inc.	21,825
1,150		PG&E Corp.	45,138
300		Pinnacle West Capital Corp.	13,224
1,100		PPL Corp.	35,563
700		Public Service Enterprise Group, Inc.	45,052
450		Southern Co.	16,092
1,250		TECO Energy, Inc.	22,525
1,350		TXU Corp.	152,387
1,250		Xcel Energy, Inc.	24,513

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

			$1,139,958

		Electrical Components and Equipment: 0.1%
500		American Power Conversion Corp.	12,950
1,350		Emerson Electric Co.	96,930

			109,880

		Electronics: 0.2%
1,800	@	Agilent Technologies, Inc.	58,949
650		Applera Corp. — Applied Biosystems Group	15,106
840	@	Jabil Circuit, Inc.	25,973
400		Parker Hannifin Corp.	25,724
350		PerkinElmer, Inc.	7,130
1,550	@	Sanmina-SCI Corp.	6,650
5,630	@	Solectron Corp.	22,013
650	@	Thermo Electron Corp.	20,085
500	@	Waters Corp.	20,800

			202,430

		Engineering and Construction: 0.0%
300		Fluor Corp.	19,314

			19,314

		Entertainment: 0.0%
1,100		International Game Technology	29,700

			29,700

		Environmental Control: 0.0%
1,650		Waste Management, Inc.	47,207

			47,207

		Food: 0.4%
250		Albertson’s, Inc.	6,413
950		Campbell Soup Co.	28,263
750		ConAgra Foods, Inc.	18,563
1,200		General Mills, Inc.	57,839
1,250		H.J. Heinz Co.	45,675
650		Hershey Foods Corp.	36,602
1,150		Kellogg Co.	53,049
2,100	@	Kroger Co.	43,239
550		McCormick & Co., Inc.	17,947
1,400		Safeway, Inc.	35,840
419		Sara Lee Corp.	7,940
740		SUPERVALU, Inc.	23,029
800		Tyson Foods, Inc.	14,440
800		Wm. Wrigley Jr. Co.	57,503

			446,342

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
90		Georgia-Pacific Corp.	$3,065
450		Louisiana-Pacific Corp.	12,461
750		MeadWestvaco Corp.	20,715
550		Plum Creek Timber Co., Inc.	20,851
400		Temple-Inland, Inc.	16,340
800		Weyerhaeuser Co.	54,999

			128,431

		Gas: 0.0%
150		KeySpan Corp.	5,517
200		Nicor, Inc.	8,406
850		Sempra Energy	40,001

			53,924

		Hand/Machine Tools: 0.0%
420		Black & Decker Corp.	34,478
250		Snap-On, Inc.	9,030
350		Stanley Works	16,338

			59,846

		Healthcare-Products: 1.0%
250		Bausch & Lomb, Inc.	20,170
1,850		Baxter Intl., Inc.	73,760
840		Becton Dickinson & Co.	44,041
2,420	@	Boston Scientific Corp.	56,555
400		C.R. Bard, Inc.	26,412
1,060		Guidant Corp.	73,023
9,500		Johnson & Johnson	601,160
3,850		Medtronic, Inc.	206,437
1,200	@	St. Jude Medical, Inc.	56,160
200		Stryker Corp.	9,886
50	@	Zimmer Holdings, Inc.	3,445

			1,171,049

		Healthcare-Services: 0.8%
1,670		Aetna, Inc.	143,854
420	@	Coventry Health Care, Inc.	36,128
1,400		HCA, Inc.	67,088
900	@	Humana, Inc.	43,092
400	@	Laboratory Corp. of America Holdings	19,484
300		Quest Diagnostics, Inc.	15,162
6,860		UnitedHealth Group, Inc.	385,532
3,330	@	WellPoint, Inc.	252,481

			962,821

		Home Furnishings: 0.0%
100		Whirlpool Corp.	7,577

			7,577

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.1%
480		Clorox Co.	$26,659
100		Fortune Brands, Inc.	8,133
1,550		Kimberly-Clark Corp.	92,272

			127,064

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	19,253

			19,253

		Insurance: 1.7%
930	@@	ACE Ltd.	43,775
1,500		AFLAC, Inc.	67,950
2,920		Allstate Corp.	161,447
350		AMBAC Financial Group, Inc.	25,221
8,500		American Intl. Group, Inc.	526,659
1,000		Aon Corp.	32,080
1,090		Chubb Corp.	97,610
520		CIGNA Corp.	61,287
495		Cincinnati Financial Corp.	20,736
950		Hartford Financial Services Group, Inc.	73,312
150		Jefferson-Pilot Corp.	7,676
800		Lincoln National Corp.	41,616
600		Loews Corp.	55,446
550		MBIA, Inc.	33,341
3,370		MetLife, Inc.	167,926
450		MGIC Investment Corp.	28,890
1,500		Principal Financial Group	71,055
640		Progressive Corp.	67,053
1,650		Prudential Financial, Inc.	111,474
650		Safeco Corp.	34,697
3,900		St. Paul Travelers Cos., Inc.	174,992
550		Torchmark Corp.	29,057
950		UnumProvident Corp.	19,475
390	@@	XL Capital Ltd.	26,532

			1,979,307

		Internet: 0.3%
3,550	@	eBay, Inc.	146,260
400	@	Monster Worldwide, Inc.	12,284
6,926	@	Symantec Corp.	156,943
850	@	Yahoo!, Inc.	28,764

			344,251

		Iron/Steel: 0.1%
890		Nucor Corp.	52,501
500		United States Steel Corp.	21,175

			73,676

		Leisure Time: 0.1%
300		Brunswick Corp.	11,319
1,600		Carnival Corp.	79,968

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.1% (continued)
900		Harley-Davidson, Inc.	$43,596
550		Sabre Holdings Corp.	11,154

			146,037

		Lodging: 0.1%
510		Harrah’s Entertainment, Inc.	33,247
1,350		Hilton Hotels Corp.	30,132
620		Marriott Intl., Inc.	39,060
700		Starwood Hotels & Resorts Worldwide, Inc.	40,019

			142,458

		Machinery-Diversified: 0.1%
700		Deere & Co.	42,840
500		Rockwell Automation, Inc.	26,450

			69,290

		Media: 1.0%
1,700		Clear Channel Communications, Inc.	55,913
6,950	@	Comcast Corp.	204,191
800		Gannett Co., Inc.	55,064
2,160		McGraw-Hill Cos., Inc.	103,766
170		Meredith Corp.	8,481
500		New York Times Co.	14,875
8,350		News Corp. — Class A	130,177
14,950		Time Warner, Inc.	270,744
800		Tribune Co.	27,112
5,000		Viacom, Inc.	165,050
6,450		Walt Disney Co.	155,639

			1,191,012

		Mining: 0.1%
750		Freeport-McMoRan Copper & Gold, Inc.	36,443
340	@	Phelps Dodge Corp.	44,176

			80,619

		Miscellaneous Manufacturing: 1.5%
2,500		3M Co.	183,400
300		Cooper Industries Ltd.	20,742
900		Danaher Corp.	48,447
600		Dover Corp.	24,474
550		Eaton Corp.	34,953
33,750		General Electric Co.	1,136,362
2,750		Honeywell Intl., Inc.	103,125
700		Illinois Tool Works, Inc.	57,631
1,700	@@	Ingersoll-Rand Co. Ltd.	64,991
300		ITT Industries, Inc.	34,080
350		Pall Corp.	9,625
650		Textron, Inc.	46,618

			1,764,448

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	$29,218
2,900	@	Xerox Corp.	39,585

			68,803

		Oil and Gas: 3.3%
260		Amerada Hess Corp.	35,750
600		Anadarko Petroleum Corp.	57,450
882		Apache Corp.	66,344
1,850		Burlington Resources, Inc.	150,442
10,332		ChevronTexaco Corp.	668,789
5,190		ConocoPhillips	362,833
2,100		Devon Energy Corp.	144,144
700		EOG Resources, Inc.	52,430
28,850		Exxon Mobil Corp.	1,833,128
350		Kerr-McGee Corp.	33,989
1,340		Marathon Oil Corp.	92,366
400		Murphy Oil Corp.	19,948
400	@, @@	Nabors Industries Ltd.	28,732
100		Noble Corp.	6,846
1,500		Occidental Petroleum Corp.	128,145
250	@	Rowan Cos., Inc.	8,873
700		Sunoco, Inc.	54,740
850	@	Transocean, Inc.	52,114
1,450		Valero Energy Corp.	163,937
200		XTO Energy, Inc.	9,064

			3,970,064

		Oil and Gas Services: 0.1%
200		Baker Hughes, Inc.	11,936
200		BJ Services Co.	7,198
300		Halliburton Co.	20,556
50	@	National-Oilwell Varco, Inc.	3,290
350		Schlumberger Ltd.	29,533
300	@	Weatherford Intl. Ltd.	20,598

			93,111

		Packaging and Containers: 0.0%
400		Ball Corp.	14,696
500	@	Pactiv Corp.	8,760
300	@	Sealed Air Corp.	14,238

			37,694

		Pharmaceuticals: 1.7%
5,000		Abbott Laboratories	212,000
450		Allergan, Inc.	41,229
590		AmerisourceBergen Corp.	45,607
1,800		Cardinal Health, Inc.	114,192
1,380	@	Caremark Rx, Inc.	68,903
3,650		Eli Lilly & Co.	195,348
450	@	Express Scripts, Inc.	27,990
1,000	@	Forest Laboratories, Inc.	38,970

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 1.7% (continued)
1,300	@	Gilead Sciences, Inc.	$63,388
900	@	Hospira, Inc.	36,873
1,200	@	King Pharmaceuticals, Inc.	18,456
852	@	Medco Health Solutions, Inc.	46,715
7,100		Merck & Co., Inc.	193,191
23,510		Pfizer, Inc.	587,044
4,700		Schering-Plough Corp.	98,935
350	@	Watson Pharmaceuticals, Inc.	12,814
4,100		Wyeth	189,707

			1,991,362

		Pipelines: 0.1%
300		Kinder Morgan, Inc.	28,848
1,300		Williams Cos., Inc.	32,565

			61,413

		Real Estate Investment Trusts: 0.2%
300		Apartment Investment & Management Co.	11,634
700		Archstone-Smith Trust	27,909
50		Equity Residential	1,893
800		ProLogis	35,448
300		Public Storage, Inc.	20,100
650		Simon Property Group, Inc.	48,178
400		Vornado Realty Trust	34,648

			179,810

		Retail: 1.9%
550	@	Autonation, Inc.	10,984
200	@	Autozone, Inc.	16,650
850	@	Bed Bath & Beyond, Inc.	34,153
2,180		Best Buy Co., Inc.	94,895
550		Circuit City Stores, Inc.	9,438
1,450		Costco Wholesale Corp.	62,481
2,550		CVS Corp.	73,976
650		Darden Restaurants, Inc.	19,741
210		Dillard’s, Inc.	4,385
900		Dollar General Corp.	16,506
250		Family Dollar Stores, Inc.	4,968
1,314		Federated Department Stores, Inc.	87,867
2,440		Gap, Inc.	42,529
6,800		Home Depot, Inc.	259,351
1,050		J.C. Penney Co., Inc. Holding Co.	49,791
1,100	@	Kohl’s Corp.	55,198
1,100		Limited Brands, Inc.	22,473
2,480		Lowe’s Cos., Inc.	159,711
5,400		McDonald’s Corp.	180,845
1,100		Nordstrom, Inc.	37,752
870	@	Office Depot, Inc.	25,839
330	@	Sears Holdings Corp.	41,059
3,900		Staples, Inc.	83,148
1,300	@	Starbucks Corp.	65,130
2,600		Target Corp.	135,018
500		Tiffany & Co.	19,885

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.9% (continued)
1,800		TJX Cos., Inc.	$36,864
7,950		Wal-Mart Stores, Inc.	348,368
5,530		Walgreen Co.	240,278
350		Wendy’s Intl., Inc.	15,803
850		Yum! Brands, Inc.	41,149

			2,296,235

		Savings and Loans: 0.2%
860		Golden West Financial Corp.	51,075
3,900		Washington Mutual, Inc.	152,958

			204,033

		Semiconductors: 0.9%
1,050	@	Altera Corp.	20,066
1,150		Analog Devices, Inc.	42,711
4,850		Applied Materials, Inc.	82,256
850	@	Broadcom Corp.	39,874
248	@	Freescale Semiconductor, Inc.	5,848
19,950		Intel Corp.	491,767
550		KLA-Tencor Corp.	26,818
900		Linear Technology Corp.	33,831
1,100	@	LSI Logic Corp.	10,835
950		Maxim Integrated Products, Inc.	40,518
1,650		National Semiconductor Corp.	43,395
450	@	Novellus Systems, Inc.	11,286
500	@	Nvidia Corp.	17,140
250	@	QLogic Corp.	8,550
7,000		Texas Instruments, Inc.	237,299

			1,112,194

		Software: 1.3%
1,520		Adobe Systems, Inc.	45,372
1,320		Autodesk, Inc.	61,301
1,700		Automatic Data Processing, Inc.	73,168
1,050	@	BMC Software, Inc.	22,155
850	@	Citrix Systems, Inc.	21,369
1,500		Computer Associates Intl., Inc.	41,715
1,800	@	Compuware Corp.	17,100
900	@	Electronic Arts, Inc.	51,201
2,387		First Data Corp.	95,480
600	@	Fiserv, Inc.	27,522
700		IMS Health, Inc.	17,619
900	@	Intuit, Inc.	40,329
300	@	Mercury Interactive Corp.	11,880
29,250		Microsoft Corp.	752,602
1,450	@	Novell, Inc.	10,803
16,220	@	Oracle Corp.	200,965
1,550	@	Parametric Technology Corp.	10,804
1,740		Siebel Systems, Inc.	17,974

			1,519,359

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.7%
150		Alltel Corp.	$9,767
1,370		AT&T Corp.	27,126
1,500	@	Avaya, Inc.	15,450
5,850		Bellsouth Corp.	153,855
600		CenturyTel, Inc.	20,988
20,350	@	Cisco Systems, Inc.	364,875
1,000	@	Comverse Technology, Inc.	26,270
4,700	@	Corning, Inc.	90,851
10,660		Motorola, Inc.	235,479
5,200		QUALCOMM, Inc.	232,700
5,750	@	Qwest Communications Intl., Inc.	23,575
10,500		SBC Communications, Inc.	251,685
700		Scientific-Atlanta, Inc.	26,257
9,306		Sprint Corp.	221,297
1,350	@	Tellabs, Inc.	14,202
8,850		Verizon Communications, Inc.	289,306

			2,003,683

		Textiles: 0.0%
600		Cintas Corp.	24,630

			24,630

		Toys/Games/Hobbies: 0.0%
950		Hasbro, Inc.	18,668
1,250		Mattel, Inc.	20,850

			39,518

		Transportation: 0.5%
1,300		Burlington Northern Santa Fe Corp.	77,740
1,250		CSX Corp.	58,100
1,000		FedEx Corp.	87,130
2,000		Norfolk Southern Corp.	81,120
100		Union Pacific Corp.	7,170
3,550		United Parcel Service, Inc.	245,412

			556,672

		Total Common Stock
		(Cost $32,301,367)	35,537,180

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series R	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.8%
		Federal Home Loan Mortgage Corporation: 6.4%
$6,250,000		4.460%, due 07/15/07		$5,782,581
2,000,000		4.470%, due 09/15/07		1,836,796

				7,619,377

		Federal National Mortgage Association: 36.7%
47,000,000		4.440%, due 06/15/07		43,647,960

				43,647,960

		Other U.S. Agency Obligations: 10.7%
3,720,000		Financing Corp. FICO, 4.440%, due 06/06/07		3,457,933
7,558,000		Financing Corp. FICO, 4.520%, due 12/06/07		6,870,525
2,653,000		Financing Corp. FICO, 4.530%, due 12/27/07		2,405,472

				12,733,930

		Total U.S. Government Agency Obligations
		(Cost $64,372,588)		64,001,267

U.S. TREASURY OBLIGATIONS: 6.2%
		U.S. Treasury STRIP: 6.2%
7,873,000		4.160%, due 05/15/07		7,369,506

		Total U.S. Treasury Obligations
		(Cost $7,430,204)		7,369,506

OTHER BONDS: 9.5%
		Sovereign: 9.5%
9,063,000		Israel Trust, 4.430%, due 11/15/07		8,272,235
3,185,000		Turkey Trust, 4.370%, due 05/15/07		2,971,605

		Total Other Bonds
		(Cost $11,411,474)		11,243,840

		Total Long-Term Investments
		(Cost $115,515,633)		118,151,793

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
866,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790% due 10/03/05, $866,274 to be received upon repurchase (Collateralized by $898,000 Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $883,830, due 12/04/06)		866.000

		Total Short-Term Investments
		(Cost $866,000)		866,000

		Total Investments In Securities
		(Cost $116,381,633)*	100.1%	$119,017,793
		Other Assets and Liabilities-Net	(0.1)	(161,372)

		Net Assets	100.0%	$118,856,421

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $117,001,824.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,706,429
		Gross Unrealized Depreciation		(1,690,460)

		Net Unrealized Appreciation		$2,015,969

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 31.5%
		Advertising: 0.1%
1,900	@	Interpublic Group of Cos., Inc.	$22,116
900		Omnicom Group, Inc.	75,267

			97,383

		Aerospace/Defense: 0.8%
5,200		Boeing Co.	353,339
1,450		General Dynamics Corp.	173,348
550		Goodrich Corp.	24,387
450		L-3 Communications Holdings, Inc.	35,582
2,900		Lockheed Martin Corp.	177,016
1,712		Northrop Grumman Corp.	93,047
2,524		Raytheon Co.	95,962
1,280		Rockwell Collins, Inc.	61,850
4,800		United Technologies Corp.	248,832

			1,263,363

		Agriculture: 0.6%
9,650		Altria Group, Inc.	711,301
4,900		Archer-Daniels-Midland Co.	120,834
2,240		Monsanto Co.	140,560
530		Reynolds American, Inc.	44,001
1,200		UST, Inc.	50,232

			1,066,928

		Airlines: 0.0%
3,100		Southwest Airlines Co.	46,035

			46,035

		Apparel: 0.2%
3,170	@	Coach, Inc.	99,411
510		Jones Apparel Group, Inc.	14,535
676		Liz Claiborne, Inc.	26,580
1,240		Nike, Inc.	101,283
400		Reebok Intl., Ltd.	22,628
750		VF Corp.	43,478

			307,915

		Auto Manufacturers: 0.1%
11,650		Ford Motor Co.	114,869
300	@	Navistar Intl. Corp.	9,729
365		PACCAR, Inc.	24,780

			149,378

		Auto Parts and Equipment: 0.1%
1,490	@	Goodyear Tire & Rubber Co.	23,229
950		Johnson Controls, Inc.	58,948

			82,177

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.0%
2,000		AmSouth Bancorporation	$50,520
25,888		Bank of America Corp.	1,089,884
2,494		BB&T Corp.	97,391
750		Comerica, Inc.	44,175
500		Compass Bancshares, Inc.	22,915
250		First Horizon National Corp.	9,088
1,000		Huntington Bancshares, Inc.	22,470
2,850		KeyCorp	91,913
450		M & T Bank Corp.	47,570
1,050		Marshall & Ilsley Corp.	45,686
2,000		Mellon Financial Corp.	63,940
5,010		National City Corp.	167,533
850		Northern Trust Corp.	42,968
1,250		PNC Financial Services Group, Inc.	72,525
200		Regions Financial Corp.	6,224
1,450		State Street Corp.	70,934
1,750		SunTrust Banks, Inc.	121,538
1,144		Synovus Financial Corp.	31,712
3,750		The Bank of New York Co., Inc.	110,288
8,750		U.S. Bancorp	245,699
7,324		Wachovia Corp.	348,548
8,000		Wells Fargo & Co.	468,559
450		Zions Bancorporation	32,045

			3,304,125

		Beverages: 0.9%
700		Anheuser-Busch Cos., Inc.	30,128
600		Brown-Forman Corp.	35,724
13,000		Coca-Cola Co.	561,470
1,550		Coca-Cola Enterprises, Inc.	30,225
800	@	Constellation Brands, Inc.	20,800
1,050		Pepsi Bottling Group, Inc.	29,978
13,190		PepsiCo, Inc.	748,004

			1,456,329

		Biotechnology: 0.4%
5,750	@	Amgen, Inc.	458,103
1,600	@	Biogen Idec, Inc.	63,168
500	@	Chiron Corp.	21,810
1,100	@	Genzyme Corp.	78,804
1,100	@	MedImmune, Inc.	37,015
300	@	Millipore Corp.	18,867

			677,767

		Building Materials: 0.1%
850		American Standard Cos., Inc.	39,568
2,000		Masco Corp.	61,360
700		Vulcan Materials Co.	51,947

			152,875

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.5%
1,000		Air Products & Chemicals, Inc.	$55,140
300		Ashland, Inc.	16,572
4,450		Dow Chemical Co.	185,431
4,850		Du Pont EI de Nemours & Co.	189,974
450		Eastman Chemical Co.	21,137
1,000		Ecolab, Inc.	31,930
250		Engelhard Corp.	6,978
400		International Flavors & Fragrances, Inc.	14,256
1,400		PPG Industries, Inc.	82,866
1,750		Praxair, Inc.	83,877
1,200		Rohm & Haas Co.	49,356
650		Sherwin-Williams Co.	28,646
450		Sigma-Aldrich Corp.	28,827

			794,990

		Commercial Services: 0.3%
4,850		Cendant Corp.	100,104
1,100		Equifax, Inc.	38,434
1,460		H&R Block, Inc.	35,011
2,300		McKesson Corp.	109,134
200		Moody’s Corp.	10,216
1,700		Paychex, Inc.	63,036
1,000		R.R. Donnelley & Sons Co.	37,070
650		Robert Half Intl., Inc.	23,134

			416,139

		Computers: 1.5%
600	@	Affiliated Computer Services, Inc.	32,760
6,520	@	Apple Computer, Inc.	349,537
850	@	Computer Sciences Corp.	40,214
18,930	@	Dell, Inc.	647,405
2,400		Electronic Data Systems Corp.	53,856
15,150	@	EMC Corp.	196,041
14,200		Hewlett-Packard Co.	414,640
7,450		International Business Machines Corp.	597,639
540	@	Lexmark Intl., Inc.	32,967
1,350	@	NCR Corp.	43,079
1,600	@	Network Appliance, Inc.	37,984
15,910	@	Sun Microsystems, Inc.	62,367
1,850	@	Unisys Corp.	12,284

			2,520,773

		Cosmetics/Personal Care: 0.7%
450		Alberto-Culver Co.	20,138
3,250		Colgate-Palmolive Co.	171,568
4,500		Gillette Co.	261,900
11,450		Procter & Gamble Co.	680,816

			1,134,422

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
1,086		Genuine Parts Co.	$46,589
300		W.W. Grainger, Inc.	18,876

			65,465

		Diversified Financial Services: 1.6%
5,950		American Express Co.	341,768
460		Bear Stearns Cos., Inc.	50,485
1,270		Capital One Financial Corp.	100,990
4,800		Charles Schwab Corp.	69,264
1,550		CIT Group, Inc.	70,029
4,950		Citigroup, Inc.	225,324
558		Countrywide Financial Corp.	18,403
1,600	@	E*TRADE Financial Corp.	28,160
4,590		Fannie Mae	205,724
450		Federated Investors, Inc.	14,954
850		Franklin Resources, Inc.	71,366
640		Freddie Mac	36,134
2,200		Goldman Sachs Group, Inc.	267,476
3,300		JPMorgan Chase & Co.	111,969
1,730		Lehman Brothers Holdings, Inc.	201,510
6,000		MBNA Corp.	147,840
4,450		Merrill Lynch & Co., Inc.	273,008
5,200		Morgan Stanley	280,488
2,100	@	Providian Financial Corp.	37,128
2,100		SLM Corp.	112,644
550		T. Rowe Price Group, Inc.	35,915

			2,700,579

		Electric: 1.0%
3,150	@	AES Corp.	51,755
750	@	Allegheny Energy, Inc.	23,040
950		Ameren Corp.	50,816
1,700		American Electric Power Co., Inc.	67,490
1,250		CenterPoint Energy, Inc.	18,588
1,800	@	CMS Energy Corp.	29,610
1,300		Consolidated Edison, Inc.	63,115
1,050		Constellation Energy Group, Inc.	64,680
1,600		Dominion Resources, Inc.	137,824
800		DTE Energy Co.	36,688
5,050		Duke Energy Corp.	147,308
2,040		Edison Intl.	96,451
200		Entergy Corp.	14,864
3,150		Exelon Corp.	168,335
1,500		FirstEnergy Corp.	78,180
1,800		FPL Group, Inc.	85,680
1,350		NiSource, Inc.	32,738
1,750		PG&E Corp.	68,688
500		Pinnacle West Capital Corp.	22,040
1,700		PPL Corp.	54,961
1,050		Public Service Enterprise Group, Inc.	67,578
650		Southern Co.	23,244
1,750		TECO Energy, Inc.	31,535
1,950		TXU Corp.	220,115
1,850		Xcel Energy, Inc.	36,279

			1,691,602

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.1%
800		American Power Conversion Corp.	$20,720
1,900		Emerson Electric Co.	136,420

			157,140

		Electronics: 0.2%
3,150	@	Agilent Technologies, Inc.	103,163
850		Applera Corp. — Applied Biosystems Group	19,754
890	@	Jabil Circuit, Inc.	27,519
600		Parker Hannifin Corp.	38,586
600		PerkinElmer, Inc.	12,222
2,300	@	Sanmina-SCI Corp.	9,867
8,220	@	Solectron Corp.	32,140
900	@	Thermo Electron Corp.	27,810
650	@	Waters Corp.	27,040

			298,101

		Engineering and Construction: 0.0%
400		Fluor Corp.	25,752

			25,752

		Entertainment: 0.0%
1,550		International Game Technology	41,850

			41,850

		Environmental Control: 0.0%
2,450		Waste Management, Inc.	70,095

			70,095

		Food: 0.4%
350		Albertson’s, Inc.	8,978
1,400		Campbell Soup Co.	41,650
200		ConAgra Foods, Inc.	4,950
1,700		General Mills, Inc.	81,939
1,750		H.J. Heinz Co.	63,945
1,000		Hershey Foods Corp.	56,310
1,200		Kellogg Co.	55,356
3,000	@	Kroger Co.	61,770
750		McCormick & Co., Inc.	24,473
2,050		Safeway, Inc.	52,480
563		Sara Lee Corp.	10,669
1,150		SUPERVALU, Inc.	35,788
1,200		Tyson Foods, Inc.	21,660
950		Wm. Wrigley Jr. Co.	68,286

			588,254

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
150		Georgia-Pacific Corp.	$5,109
690		Louisiana-Pacific Corp.	19,106
1,000		MeadWestvaco Corp.	27,620
800		Plum Creek Timber Co., Inc.	30,328
600		Temple-Inland, Inc.	24,510
1,200		Weyerhaeuser Co.	82,500

			189,173

		Gas: 0.0%
150		KeySpan Corp.	5,517
1,240		Sempra Energy	58,354

			63,871

		Hand/Machine Tools: 0.0%
620		Black & Decker Corp.	50,896
200		Snap-On, Inc.	7,224
500		Stanley Works	23,340

			81,460

		Healthcare-Products: 1.0%
300		Bausch & Lomb, Inc.	24,204
2,650		Baxter Intl., Inc.	105,656
1,170		Becton Dickinson & Co.	61,343
3,500	@	Boston Scientific Corp.	81,795
600		C.R. Bard, Inc.	39,618
1,540		Guidant Corp.	106,091
13,800		Johnson & Johnson	873,263
5,600		Medtronic, Inc.	300,272
1,800	@	St. Jude Medical, Inc.	84,240
300		Stryker Corp.	14,829
100	@	Zimmer Holdings, Inc.	6,889

			1,698,200

		Healthcare-Services: 0.9%
2,440		Aetna, Inc.	210,182
920	@	Coventry Health Care, Inc.	79,138
2,150		HCA, Inc.	103,028
1,390	@	Humana, Inc.	66,553
600	@	Laboratory Corp. of America Holdings	29,226
400		Quest Diagnostics, Inc.	20,216
10,020		UnitedHealth Group, Inc.	563,124
4,880	@	WellPoint, Inc.	370,002

			1,441,469

		Household Products/Wares: 0.1%
740		Clorox Co.	41,100
50		Fortune Brands, Inc.	4,067
2,250		Kimberly-Clark Corp.	133,942

			179,109

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	$28,313

			28,313

		Insurance: 1.7%
1,400	@@	ACE Ltd.	65,898
2,200		AFLAC, Inc.	99,660
4,210		Allstate Corp.	232,771
450		AMBAC Financial Group, Inc.	32,427
12,350		American Intl. Group, Inc.	765,206
1,350		Aon Corp.	43,308
1,620		Chubb Corp.	145,071
950		CIGNA Corp.	111,967
732		Cincinnati Financial Corp.	30,663
1,400		Hartford Financial Services Group, Inc.	108,038
50		Jefferson-Pilot Corp.	2,559
1,150		Lincoln National Corp.	59,823
910		Loews Corp.	84,093
800		MBIA, Inc.	48,496
4,910		MetLife, Inc.	244,665
410		MGIC Investment Corp.	26,322
2,100		Principal Financial Group	99,477
970		Progressive Corp.	101,627
2,480		Prudential Financial, Inc.	167,549
900		Safeco Corp.	48,042
5,730		St. Paul Travelers Cos., Inc.	257,105
500		Torchmark Corp.	26,415
1,400		UnumProvident Corp.	28,700
560	@@	XL Capital Ltd.	38,097

			2,867,979

		Internet: 0.3%
5,150	@	eBay, Inc.	212,180
550	@	Monster Worldwide, Inc.	16,891
10,110	@	Symantec Corp.	229,092
1,150	@	Yahoo!, Inc.	38,916

			497,079

		Iron/Steel: 0.1%
1,200		Nucor Corp.	70,788
950		United States Steel Corp.	40,233

			111,021

		Leisure Time: 0.1%
550		Brunswick Corp.	20,752
2,350		Carnival Corp.	117,453
1,300		Harley-Davidson, Inc.	62,972
750		Sabre Holdings Corp.	15,210

			216,387

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
780		Harrah’s Entertainment, Inc.	$50,848
1,850		Hilton Hotels Corp.	41,292
950		Marriott Intl., Inc.	59,850
1,000		Starwood Hotels & Resorts Worldwide, Inc.	57,170

			209,160

		Machinery-Diversified: 0.1%
250		Cummins, Inc.	21,998
1,050		Deere & Co.	64,260
750		Rockwell Automation, Inc.	39,675

			125,933

		Media: 1.1%
2,500		Clear Channel Communications, Inc.	82,225
10,200	@	Comcast Corp.	299,675
1,150		Gannett Co., Inc.	79,155
3,150		McGraw-Hill Cos., Inc.	151,326
340		Meredith Corp.	16,963
650		New York Times Co.	19,338
12,200		News Corp. — Class A	190,198
21,800		Time Warner, Inc.	394,797
1,250		Tribune Co.	42,363
7,350		Viacom, Inc.	242,623
8,950		Walt Disney Co.	215,964

			1,734,627

		Mining: 0.1%
1,500		Freeport-McMoRan Copper & Gold, Inc.	72,885
500	@	Phelps Dodge Corp.	64,965

			137,850

		Miscellaneous Manufacturing: 1.5%
3,650		3M Co.	267,763
500		Cooper Industries Ltd.	34,570
1,300		Danaher Corp.	69,979
850		Dover Corp.	34,672
750		Eaton Corp.	47,663
49,250		General Electric Co.	1,658,247
3,950		Honeywell Intl., Inc.	148,125
950		Illinois Tool Works, Inc.	78,214
2,500	@@	Ingersoll-Rand Co. Ltd.	95,575
400		ITT Industries, Inc.	45,440
600		Pall Corp.	16,500
620		Textron, Inc.	44,466

			2,541,214

		Office/Business Equipment: 0.1%
1,000		Pitney Bowes, Inc.	41,740
4,200	@	Xerox Corp.	57,330

			99,070

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 3.5%
320		Amerada Hess Corp.	$44,000
850		Anadarko Petroleum Corp.	81,388
1,322		Apache Corp.	99,441
2,750		Burlington Resources, Inc.	223,630
15,062		ChevronTexaco Corp.	974,962
7,600		ConocoPhillips	531,316
3,050		Devon Energy Corp.	209,352
800		EOG Resources, Inc.	59,920
42,150		Exxon Mobil Corp.	2,678,210
500		Kerr-McGee Corp.	48,555
1,950		Marathon Oil Corp.	134,414
500		Murphy Oil Corp.	24,935
500	@, @@	Nabors Industries Ltd.	35,915
100		Noble Corp.	6,846
2,060		Occidental Petroleum Corp.	175,986
300	@	Rowan Cos., Inc.	10,647
1,000		Sunoco, Inc.	78,200
1,200	@	Transocean, Inc.	73,572
2,100		Valero Energy Corp.	237,426
300		XTO Energy, Inc.	13,596

			5,742,311

		Oil and Gas Services: 0.1%
300		Baker Hughes, Inc.	17,904
600		BJ Services Co.	21,594
450		Halliburton Co.	30,834
50	@	National-Oilwell Varco, Inc.	3,290
500		Schlumberger Ltd.	42,190
100	@	Weatherford Intl. Ltd.	6,866

			122,678

		Packaging and Containers: 0.0%
510		Ball Corp.	18,737
550	@	Pactiv Corp.	9,636
350	@	Sealed Air Corp.	16,611

			44,984

		Pharmaceuticals: 1.8%
7,200		Abbott Laboratories	305,280
650		Allergan, Inc.	59,553
880		AmerisourceBergen Corp.	68,024
2,720		Cardinal Health, Inc.	172,557
2,110	@	Caremark Rx, Inc.	105,352
5,300		Eli Lilly & Co.	283,656
700	@	Express Scripts, Inc.	43,540
1,450	@	Forest Laboratories, Inc.	56,507
1,900	@	Gilead Sciences, Inc.	92,644
1,300	@	Hospira, Inc.	53,261
1,500	@	King Pharmaceuticals, Inc.	23,070
1,446	@	Medco Health Solutions, Inc.	79,284
10,450		Merck & Co., Inc.	284,345

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 1.8% (continued)
34,240		Pfizer, Inc.	$854,972
6,800		Schering-Plough Corp.	143,140
500	@	Watson Pharmaceuticals, Inc.	18,305
6,000		Wyeth	277,620

			2,921,110

		Pipelines: 0.1%
400		Kinder Morgan, Inc.	38,464
2,650		Williams Cos., Inc.	66,383

			104,847

		Real Estate Investment Trusts: 0.2%
400		Apartment Investment & Management Co.	15,512
1,000		Archstone-Smith Trust	39,870
100		Equity Residential	3,785
1,200		ProLogis	53,172
400		Public Storage, Inc.	26,800
950		Simon Property Group, Inc.	70,414
500		Vornado Realty Trust	43,310

			252,863

		Retail: 2.1%
800	@	Autonation, Inc.	15,976
300	@	Autozone, Inc.	24,975
1,550	@	Bed Bath & Beyond, Inc.	62,279
3,185		Best Buy Co., Inc.	138,643
750		Circuit City Stores, Inc.	12,870
2,150		Costco Wholesale Corp.	92,644
3,800		CVS Corp.	110,238
900		Darden Restaurants, Inc.	27,333
580		Dillard’s, Inc.	12,110
1,300		Dollar General Corp.	23,842
800		Family Dollar Stores, Inc.	15,896
1,954		Federated Department Stores, Inc.	130,664
3,530		Gap, Inc.	61,528
9,910		Home Depot, Inc.	377,966
2,000		J.C. Penney Co., Inc. Holding Co.	94,840
1,650	@	Kohl’s Corp.	82,797
1,650		Limited Brands, Inc.	33,710
3,670		Lowe’s Cos., Inc.	236,348
7,900		McDonald’s Corp.	264,571
1,800		Nordstrom, Inc.	61,776
1,390	@	Office Depot, Inc.	41,283
480	@	Sears Holdings Corp.	59,722
5,345		Staples, Inc.	113,955
1,900	@	Starbucks Corp.	95,190
4,150		Target Corp.	215,510
700		Tiffany & Co.	27,839
2,450		TJX Cos., Inc.	50,176
11,650		Wal-Mart Stores, Inc.	510,502
8,110		Walgreen Co.	352,379
500		Wendy’s Intl., Inc.	22,575
1,250		Yum! Brands, Inc.	60,513

			3,430,650

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 0.2%
1,220		Golden West Financial Corp.	$72,456
5,650		Washington Mutual, Inc.	221,593

			294,049

		Semiconductors: 1.0%
1,500	@	Altera Corp.	28,665
1,700		Analog Devices, Inc.	63,138
7,000		Applied Materials, Inc.	118,720
1,250	@	Broadcom Corp.	58,638
386	@	Freescale Semiconductor, Inc.	9,102
29,190		Intel Corp.	719,533
800		KLA-Tencor Corp.	39,008
1,300		Linear Technology Corp.	48,867
1,600	@	LSI Logic Corp.	15,760
1,350		Maxim Integrated Products, Inc.	57,578
2,500		National Semiconductor Corp.	65,750
650	@	Novellus Systems, Inc.	16,302
750	@	Nvidia Corp.	25,710
700	@	QLogic Corp.	23,940
10,200		Texas Instruments, Inc.	345,779

			1,636,490

		Software: 1.3%
2,240		Adobe Systems, Inc.	66,864
1,420		Autodesk, Inc.	65,945
2,500		Automatic Data Processing, Inc.	107,600
1,460	@	BMC Software, Inc.	30,806
1,200	@	Citrix Systems, Inc.	30,168
2,150		Computer Associates Intl., Inc.	59,792
2,450	@	Compuware Corp.	23,275
1,270	@	Electronic Arts, Inc.	72,250
3,478		First Data Corp.	139,120
900	@	Fiserv, Inc.	41,283
1,000		IMS Health, Inc.	25,170
1,300	@	Intuit, Inc.	58,253
400	@	Mercury Interactive Corp.	15,840
43,150		Microsoft Corp.	1,110,249
1,350	@	Novell, Inc.	10,058
23,740	@	Oracle Corp.	294,138
2,270	@	Parametric Technology Corp.	15,822
1,940		Siebel Systems, Inc.	20,040

			2,186,673

		Telecommunications: 1.8%
500	@	ADC Telecommunications, Inc.	11,430
150		Alltel Corp.	9,767
2,000		AT&T Corp.	39,600
2,050	@	Avaya, Inc.	21,115
8,500		Bellsouth Corp.	223,550

PORTFOLIO OF INVESTMENTS
ING GET Fund – Series S	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.8% (continued)
800		CenturyTel, Inc.	$27,984
29,750	@	Cisco Systems, Inc.	533,417
1,200	@	Comverse Technology, Inc.	31,524
6,850	@	Corning, Inc.	132,411
15,480		Motorola, Inc.	341,953
7,600		QUALCOMM, Inc.	340,100
8,400	@	Qwest Communications Intl., Inc.	34,440
15,350		SBC Communications, Inc.	367,939
1,050		Scientific-Atlanta, Inc.	39,386
13,651		Sprint Corp.	324,621
3,000	@	Tellabs, Inc.	31,560
12,850		Verizon Communications, Inc.	420,066

			2,930,863

		Textiles: 0.0%
800		Cintas Corp.	32,840

			32,840

		Toys/Games/Hobbies: 0.0%
1,300		Hasbro, Inc.	25,545
1,850		Mattel, Inc.	30,858

			56,403

		Transportation: 0.5%
1,700		Burlington Northern Santa Fe Corp.	101,660
1,320		CSX Corp.	61,354
1,450		FedEx Corp.	126,339
2,950		Norfolk Southern Corp.	119,652
100		Union Pacific Corp.	7,170
5,150		United Parcel Service, Inc.	356,019

			772,194

		Total Common Stock
		(Cost $47,161,379)	51,860,307

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series S	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 50.6%
		Federal Home Loan Mortgage Corporation: 22.6%
$538,000		4.470%, due 09/15/07		$494,098
40,000,000		4.500%, due 09/14/07		36,721,720

				37,215,818

		Federal National Mortgage Association: 28.0%
50,233,000		4.450%, due 10/05/07		46,015,889

				46,015,889

		Total U.S. Government Agency Obligations
		(Cost $84,381,266)		83,231,707

U.S. TREASURY OBLIGATIONS: 10.8%
		U.S. Treasury STRIP: 10.8%
19,263,000		4.190%, due 08/15/07		17,837,962

		Total U.S. Treasury Obligations
		(Cost $17,970,154)		17,837,962

OTHER BONDS: 6.4%
		Sovereign: 6.4%
10,163,000		Israel Trust, 4.430%, due 11/15/07		9,276,258
1,450,000		Turkey Trust, 4.430%, due 11/15/07		1,323,485

		Total Other Bonds
		(Cost $10,884,370)		10,599,743

		Total Long-Term Investments
		(Cost $160,397,169)		163,529,719

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,274,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790% due 10/03/05, $1,274,402 to be received upon repurchase (Collateralized by $1,305,000 Federal Home Loan Bank, 3.000%, Market Value plus accrued interest $303,773 due 08/30/06)		1,274,000

		Total Short-Term Investments
		(Cost $1,274,000)		1,274,000

		Total Investments In Securities
		(Cost $161,671,169)*	100.1%	$164,803,719
		Other Assets and Liabilities—Net	(0.1)	(235,088)

		Net Assets	100.0%	$164,568,631

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered interest and Principal of Securities
	*	Cost for federal income tax purposes is $162,257,255
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,710,082
		Gross Unrealized Depreciation		(3,163,618)

		Net Unrealized Appreciation		$2,546,464

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 28.4%
		Advertising: 0.1%
1,500	@	Interpublic Group of Cos., Inc.	$17,460
650		Omnicom Group, Inc.	54,360

			71,820

		Aerospace/Defense: 0.7%
4,050		Boeing Co.	275,197
1,150		General Dynamics Corp.	137,483
450		Goodrich Corp.	19,953
350		L-3 Communications Holdings, Inc.	27,675
2,290		Lockheed Martin Corp.	139,782
1,309		Northrop Grumman Corp.	71,144
2,004		Raytheon Co.	76,192
1,040		Rockwell Collins, Inc.	50,253
3,750		United Technologies Corp.	194,399

			992,078

		Agriculture: 0.6%
7,600		Altria Group, Inc.	560,195
3,900		Archer-Daniels-Midland Co.	96,174
1,710		Monsanto Co.	107,303
440		Reynolds American, Inc.	36,529
950		UST, Inc.	39,767

			839,968

		Airlines: 0.0%
2,500		Southwest Airlines Co.	37,125

			37,125

		Apparel: 0.2%
2,300	@	Coach, Inc.	72,128
400		Jones Apparel Group, Inc.	11,400
560		Liz Claiborne, Inc.	22,019
900		Nike, Inc.	73,512
300		Reebok Intl., Ltd.	16,971
600		VF Corp.	34,782

			230,812

		Auto Manufacturers: 0.1%
9,040		Ford Motor Co.	89,134
300	@	Navistar Intl. Corp.	9,729
300		PACCAR, Inc.	20,367

			119,230

		Auto Parts and Equipment: 0.1%
1,170	@	Goodyear Tire & Rubber Co.	18,240
800		Johnson Controls, Inc.	49,640

			67,880

		Banks: 1.8%
1,300		AmSouth Bancorporation	32,838
20,410		Bank of America Corp.	859,260
2,011		BB&T Corp.	78,530
600		Comerica, Inc.	35,340
400		Compass Bancshares, Inc.	18,332
200		First Horizon National Corp.	7,270
750		Huntington Bancshares, Inc.	16,853
2,300		KeyCorp	74,175
350		M & T Bank Corp.	36,999
700		Marshall & Ilsley Corp.	30,457

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 1.8% (continued)
1,600		Mellon Financial Corp.	$51,152
3,990		National City Corp.	133,426
700		Northern Trust Corp.	35,385
1,000		PNC Financial Services Group, Inc.	58,020
200		Regions Financial Corp.	6,224
1,150		State Street Corp.	56,258
1,300		SunTrust Banks, Inc.	90,285
1,138		Synovus Financial Corp.	31,545
2,950		The Bank of New York Co., Inc.	86,760
6,850		U.S. Bancorp	192,348
5,846		Wachovia Corp.	278,210
6,400		Wells Fargo & Co.	374,847
350		Zions Bancorporation	24,924

			2,609,438

		Beverages: 0.8%
550		Anheuser-Busch Cos., Inc.	23,672
500		Brown-Forman Corp.	29,770
10,300		Coca-Cola Co.	444,857
1,200		Coca-Cola Enterprises, Inc.	23,400
600	@	Constellation Brands, Inc.	15,600
850		Pepsi Bottling Group, Inc.	24,268
10,410		PepsiCo, Inc.	590,351

			1,151,918

		Biotechnology: 0.4%
4,550	@	Amgen, Inc.	362,498
1,200	@	Biogen Idec, Inc.	47,376
400	@	Chiron Corp.	17,448
850	@	Genzyme Corp.	60,894
900	@	MedImmune, Inc.	30,285
250	@	Millipore Corp.	15,723

			534,224

		Building Materials: 0.1%
650		American Standard Cos., Inc.	30,258
1,600		Masco Corp.	49,087
550		Vulcan Materials Co.	40,816

			120,161

		Chemicals: 0.4%
800		Air Products & Chemicals, Inc.	44,112
300		Ashland, Inc.	16,572
3,700		Dow Chemical Co.	154,178
3,850		Du Pont EI de Nemours & Co.	150,804
550		Eastman Chemical Co.	25,834
850		Ecolab, Inc.	27,141
500		Engelhard Corp.	13,955
300		International Flavors & Fragrances, Inc.	10,692
1,100		PPG Industries, Inc.	65,109
1,350		Praxair, Inc.	64,706
750		Rohm & Haas Co.	30,848
500		Sherwin-Williams Co.	22,035
300		Sigma-Aldrich Corp.	19,218

			645,204

		Commercial Services: 0.2%
3,800		Cendant Corp.	78,432
850		Equifax, Inc.	29,699
1,200		H&R Block, Inc.	28,776
1,800		McKesson Corp.	85,410

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.2% (continued)
200		Moody’s Corp.	$10,216
1,350		Paychex, Inc.	50,058
1,000		R.R. Donnelley & Sons Co.	37,070
900		Robert Half Intl., Inc.	32,031

			351,692

		Computers: 1.4%
450	@	Affiliated Computer Services, Inc.	24,570
5,490	@	Apple Computer, Inc.	294,319
700	@	Computer Sciences Corp.	33,117
14,980	@	Dell, Inc.	512,315
1,950		Electronic Data Systems Corp.	43,758
11,950	@	EMC Corp.	154,633
12,950		Hewlett-Packard Co.	378,140
5,900		International Business Machines Corp.	473,298
430	@	Lexmark Intl., Inc.	26,252
1,050	@	NCR Corp.	33,506
1,200	@	Network Appliance, Inc.	28,488
12,540	@	Sun Microsystems, Inc.	49,157
1,200	@	Unisys Corp.	7,968

			2,059,521

		Cosmetics/Personal Care: 0.6%
50		Alberto-Culver Co.	2,238
2,550		Colgate-Palmolive Co.	134,615
3,550		Gillette Co.	206,610
9,000		Procter & Gamble Co.	535,139

			878,602

		Distribution/Wholesale: 0.0%
850		Genuine Parts Co.	36,465
250		W.W. Grainger, Inc.	15,730

			52,195

		Diversified Financial Services: 1.5%
4,700		American Express Co.	269,967
390		Bear Stearns Cos., Inc.	42,803
1,000		Capital One Financial Corp.	79,520
3,800		Charles Schwab Corp.	54,834
1,200		CIT Group, Inc.	54,216
3,850		Citigroup, Inc.	175,252
418		Countrywide Financial Corp.	13,786
1,200	@	E*TRADE Financial Corp.	21,120
3,600		Fannie Mae	161,352
350		Federated Investors, Inc.	11,631
700		Franklin Resources, Inc.	58,772
500		Freddie Mac	28,230
1,800		Goldman Sachs Group, Inc.	218,844
2,600		JPMorgan Chase & Co.	88,218
1,340		Lehman Brothers Holdings, Inc.	156,083
4,700		MBNA Corp.	115,808
3,500		Merrill Lynch & Co., Inc.	214,725
4,100		Morgan Stanley	221,154
1,950	@	Providian Financial Corp.	34,476
1,500		SLM Corp.	80,460
400		T. Rowe Price Group, Inc.	26,120

			2,127,371

		Electric: 0.9%
2,450	@	AES Corp.	40,254
600	@	Allegheny Energy, Inc.	18,432

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.9% (continued)
750		Ameren Corp.	$40,118
1,350		American Electric Power Co., Inc.	53,595
1,050		CenterPoint Energy, Inc.	15,614
1,400	@	CMS Energy Corp.	23,030
1,050		Consolidated Edison, Inc.	50,978
650		Constellation Energy Group, Inc.	40,040
1,250		Dominion Resources, Inc.	107,674
600		DTE Energy Co.	27,516
3,400		Duke Energy Corp.	99,178
1,590		Edison Intl.	75,175
200		Entergy Corp.	14,864
2,450		Exelon Corp.	130,927
1,200		FirstEnergy Corp.	62,544
1,400		FPL Group, Inc.	66,640
1,050		NiSource, Inc.	25,463
1,450		PG&E Corp.	56,913
400		Pinnacle West Capital Corp.	17,632
1,300		PPL Corp.	42,029
800		Public Service Enterprise Group, Inc.	51,488
300		Southern Co.	10,728
1,350		TECO Energy, Inc.	24,327
1,590		TXU Corp.	179,478
1,500		Xcel Energy, Inc.	29,415

			1,304,052

		Electrical Components and Equipment: 0.1%
600		American Power Conversion Corp.	15,540
1,550		Emerson Electric Co.	111,290

			126,830

		Electronics: 0.2%
2,450	@	Agilent Technologies, Inc.	80,237
1,000		Applera Corp. — Applied Biosystems Group	23,240
1,000	@	Jabil Circuit, Inc.	30,920
400		Parker Hannifin Corp.	25,724
400		PerkinElmer, Inc.	8,148
1,800	@	Sanmina-SCI Corp.	7,722
6,490	@	Solectron Corp.	25,376
650	@	Thermo Electron Corp.	20,085
550	@	Waters Corp.	22,880

			244,332

		Engineering and Construction: 0.0%
300		Fluor Corp.	19,314

			19,314

		Entertainment: 0.0%
1,250		International Game Technology	33,750

			33,750

		Environmental Control: 0.0%
1,950		Waste Management, Inc.	55,790

			55,790

		Food: 0.3%
250		Albertson’s, Inc.	6,413
1,100		Campbell Soup Co.	32,725
850		ConAgra Foods, Inc.	21,038
1,350		General Mills, Inc.	65,069
1,000		H.J. Heinz Co.	36,540
800		Hershey Foods Corp.	45,048
950		Kellogg Co.	43,824

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Food: 0.3% (continued)
2,450	@	Kroger Co.	$50,446
650		McCormick & Co., Inc.	21,210
1,600		Safeway, Inc.	40,960
456		Sara Lee Corp.	8,641
750		SUPERVALU, Inc.	23,340
900		Tyson Foods, Inc.	16,245
750		Wm. Wrigley Jr. Co.	53,909

			465,408

		Forest Products and Paper: 0.1%
100		Georgia-Pacific Corp.	3,406
550		Louisiana-Pacific Corp.	15,230
700		MeadWestvaco Corp.	19,334
650		Plum Creek Timber Co., Inc.	24,642
500		Temple-Inland, Inc.	20,425
900		Weyerhaeuser Co.	61,874

			144,911

		Gas: 0.0%
100		KeySpan Corp.	3,678
200		Nicor, Inc.	8,406
1,000		Sempra Energy	47,060

			59,144

		Hand/Machine Tools: 0.0%
490		Black & Decker Corp.	40,224
200		Snap-On, Inc.	7,224
400		Stanley Works	18,672

			66,120

		Healthcare-Products: 0.9%
300		Bausch & Lomb, Inc.	24,204
2,100		Baxter Intl., Inc.	83,727
950		Becton Dickinson & Co.	49,809
2,650	@	Boston Scientific Corp.	61,931
500		C.R. Bard, Inc.	33,015
1,170		Guidant Corp.	80,601
10,950		Johnson & Johnson	692,915
4,400		Medtronic, Inc.	235,928
1,350	@	St. Jude Medical, Inc.	63,180
200		Stryker Corp.	9,886
100	@	Zimmer Holdings, Inc.	6,889

			1,342,085

		Healthcare-Services: 0.8%
1,910		Aetna, Inc.	164,527
510	@	Coventry Health Care, Inc.	43,870
1,700		HCA, Inc.	81,464
1,080	@	Humana, Inc.	51,710
500	@	Laboratory Corp. of America Holdings	24,355
300		Quest Diagnostics, Inc.	15,162
7,850		UnitedHealth Group, Inc.	441,171
3,800	@	WellPoint, Inc.	288,116

			1,110,375

		Household Products/Wares: 0.1%
590		Clorox Co.	32,769
100		Fortune Brands, Inc.	8,133
1,800		Kimberly-Clark Corp.	107,154

			148,056

		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	22,650

			22,650

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 1.6%
1,090	@@	ACE Ltd.	$51,306
1,800		AFLAC, Inc.	81,540
3,350		Allstate Corp.	185,222
450		AMBAC Financial Group, Inc.	32,427
9,800		American Intl. Group, Inc.	607,207
1,150		Aon Corp.	36,892
1,270		Chubb Corp.	113,729
720		CIGNA Corp.	84,859
566		Cincinnati Financial Corp.	23,710
1,100		Hartford Financial Services Group, Inc.	84,887
50		Jefferson-Pilot Corp.	2,559
800		Lincoln National Corp.	41,616
650		Loews Corp.	60,067
650		MBIA, Inc.	39,403
3,900		MetLife, Inc.	194,337
550		MGIC Investment Corp.	35,310
1,650		Principal Financial Group	78,161
720		Progressive Corp.	75,434
1,920		Prudential Financial, Inc.	129,715
430		Safeco Corp.	22,953
4,490		St. Paul Travelers Cos., Inc.	201,465
450		Torchmark Corp.	23,774
1,100		UnumProvident Corp.	22,550
430	@@	XL Capital Ltd.	29,253

			2,258,376

		Internet: 0.3%
4,050	@	eBay, Inc.	166,860
450	@	Monster Worldwide, Inc.	13,820
7,963	@	Symantec Corp.	180,441
900	@	Yahoo!, Inc.	30,456

			391,577

		Iron/Steel: 0.1%
950		Nucor Corp.	56,040
750		United States Steel Corp.	31,763

			87,803

		Leisure Time: 0.1%
560		Brunswick Corp.	21,129
1,900		Carnival Corp.	94,962
1,050		Harley-Davidson, Inc.	50,862
750		Sabre Holdings Corp.	15,210

			182,163

		Lodging: 0.1%
600		Harrah’s Entertainment, Inc.	39,114
1,750		Hilton Hotels Corp.	39,060
740		Marriott Intl., Inc.	46,620
800		Starwood Hotels & Resorts Worldwide, Inc.	45,736

			170,530

		Machinery-Diversified: 0.1%
850		Deere & Co.	52,020
600		Rockwell Automation, Inc.	31,740

			83,760

		Media: 0.9%
2,000		Clear Channel Communications, Inc.	65,780
8,100	@	Comcast Corp.	237,977

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.9% (continued)
850		Gannett Co., Inc.	$58,506
2,480		McGraw-Hill Cos., Inc.	119,139
150		Meredith Corp.	7,484
500		New York Times Co.	14,875
9,700		News Corp. — Class A	151,223
17,250		Time Warner, Inc.	312,397
1,000		Tribune Co.	33,890
5,850		Viacom, Inc.	193,109
7,100		Walt Disney Co.	171,323

			1,365,703

		Mining: 0.1%
1,200		Freeport-McMoRan Copper & Gold, Inc.	58,308
430	@	Phelps Dodge Corp.	55,870

			114,178

		Miscellaneous Manufacturing: 1.4%
2,850		3M Co.	209,075
350		Cooper Industries Ltd.	24,199
1,000		Danaher Corp.	53,830
650		Dover Corp.	26,514
650		Eaton Corp.	41,308
38,950		General Electric Co.	1,311,446
3,150		Honeywell Intl., Inc.	118,125
750		Illinois Tool Works, Inc.	61,748
1,950	@@	Ingersoll-Rand Co. Ltd.	74,549
330		ITT Industries, Inc.	37,488
500		Pall Corp.	13,750
500		Textron, Inc.	35,860

			2,007,892

		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	33,392
3,400	@	Xerox Corp.	46,410

			79,802

		Oil and Gas: 3.1%
200		Amerada Hess Corp.	27,500
700		Anadarko Petroleum Corp.	67,025
1,004		Apache Corp.	75,521
2,200		Burlington Resources, Inc.	178,904
11,927		ChevronTexaco Corp.	772,034
6,000		ConocoPhillips	419,460
2,350		Devon Energy Corp.	161,304
600		EOG Resources, Inc.	44,940
33,250		Exxon Mobil Corp.	2,112,704
400		Kerr-McGee Corp.	38,844
1,550		Marathon Oil Corp.	106,842
400		Murphy Oil Corp.	19,948
400	@, @@	Nabors Industries Ltd.	28,732
100		Noble Corp.	6,846
1,650		Occidental Petroleum Corp.	140,960
300	@	Rowan Cos., Inc.	10,647
800		Sunoco, Inc.	62,560
1,000	@	Transocean, Inc.	61,310
1,650		Valero Energy Corp.	186,549
200		XTO Energy, Inc.	9,064

			4,531,694

		Oil and Gas Services: 0.1%
200		Baker Hughes, Inc.	11,936

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 0.1% (continued)
200		BJ Services Co.	$7,198
300		Halliburton Co.	20,556
50	@	National-Oilwell Varco, Inc.	3,290
350		Schlumberger Ltd.	29,533
300	@	Weatherford Intl. Ltd.	20,598

			93,111

		Packaging and Containers: 0.0%
600		Ball Corp.	22,044
250	@	Pactiv Corp.	4,380
300	@	Sealed Air Corp.	14,238

			40,662

		Pharmaceuticals: 1.6%
5,700		Abbott Laboratories	241,680
550		Allergan, Inc.	50,391
690		AmerisourceBergen Corp.	53,337
2,140		Cardinal Health, Inc.	135,762
1,680	@	Caremark Rx, Inc.	83,882
4,200		Eli Lilly & Co.	224,784
500	@	Express Scripts, Inc.	31,100
1,100	@	Forest Laboratories, Inc.	42,867
1,550	@	Gilead Sciences, Inc.	75,578
1,030	@	Hospira, Inc.	42,199
1,590	@	King Pharmaceuticals, Inc.	24,454
991	@	Medco Health Solutions, Inc.	54,337
8,200		Merck & Co., Inc.	223,122
27,070		Pfizer, Inc.	675,938
5,400		Schering-Plough Corp.	113,670
400	@	Watson Pharmaceuticals, Inc.	14,644
4,900		Wyeth	226,723

			2,314,468

		Pipelines: 0.1%
250		Kinder Morgan, Inc.	24,040
1,800		Williams Cos., Inc.	45,090

			69,130

		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	13,573
750		Archstone-Smith Trust	29,903
50		Equity Residential	1,893
950		ProLogis	42,095
300		Public Storage, Inc.	20,100
750		Simon Property Group, Inc.	55,589
400		Vornado Realty Trust	34,648

			197,801

		Retail: 1.9%
700	@	Autonation, Inc.	13,979
200	@	Autozone, Inc.	16,650
950	@	Bed Bath & Beyond, Inc.	38,171
2,485		Best Buy Co., Inc.	108,172
1,050		Circuit City Stores, Inc.	18,018
1,700		Costco Wholesale Corp.	73,253
3,000		CVS Corp.	87,030
850		Darden Restaurants, Inc.	25,815
280		Dillard’s, Inc.	5,846
1,000		Dollar General Corp.	18,340
300		Family Dollar Stores, Inc.	5,961
1,511		Federated Department Stores, Inc.	101,041

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.9% (continued)
2,790		Gap, Inc.	$48,630
7,850		Home Depot, Inc.	299,398
1,200		J.C. Penney Co., Inc. Holding Co.	56,904
1,300	@	Kohl’s Corp.	65,234
1,350		Limited Brands, Inc.	27,581
2,840		Lowe’s Cos., Inc.	182,896
6,200		McDonald’s Corp.	207,638
1,400		Nordstrom, Inc.	48,048
1,100	@	Office Depot, Inc.	32,670
500		RadioShack Corp.	12,400
420	@	Sears Holdings Corp.	52,256
4,265		Staples, Inc.	90,930
1,550	@	Starbucks Corp.	77,655
3,300		Target Corp.	171,369
250		Tiffany & Co.	9,943
1,450		TJX Cos., Inc.	29,696
9,200		Wal-Mart Stores, Inc.	403,143
6,340		Walgreen Co.	275,472
400		Wendy’s Intl., Inc.	18,060
950		Yum! Brands, Inc.	45,990

			2,668,189

		Savings and Loans: 0.2%
1,120		Golden West Financial Corp.	66,517
4,500		Washington Mutual, Inc.	176,490

			243,007

		Semiconductors: 0.9%
1,000	@	Altera Corp.	19,110
1,150		Analog Devices, Inc.	42,711
5,950		Applied Materials, Inc.	100,912
1,000	@	Broadcom Corp.	46,910
284	@	Freescale Semiconductor, Inc.	6,697
22,970		Intel Corp.	566,210
650		KLA-Tencor Corp.	31,694
1,050		Linear Technology Corp.	39,470
1,300	@	LSI Logic Corp.	12,805
1,100		Maxim Integrated Products, Inc.	46,915
2,000		National Semiconductor Corp.	52,600
500	@	Novellus Systems, Inc.	12,540
600	@	Nvidia Corp.	20,568
300	@	QLogic Corp.	10,260
8,050		Texas Instruments, Inc.	272,895

			1,282,297

		Software: 1.2%
1,780		Adobe Systems, Inc.	53,133
1,100		Autodesk, Inc.	51,084
2,050		Automatic Data Processing, Inc.	88,232
1,450	@	BMC Software, Inc.	30,595
950	@	Citrix Systems, Inc.	23,883
1,700		Computer Associates Intl., Inc.	47,277
2,590	@	Compuware Corp.	24,605
1,050	@	Electronic Arts, Inc.	59,735
2,760		First Data Corp.	110,400
600	@	Fiserv, Inc.	27,522
1,050		IMS Health, Inc.	26,429
1,000	@	Intuit, Inc.	44,810
350	@	Mercury Interactive Corp.	13,860

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Software: 1.2% (continued)
33,750		Microsoft Corp.	$868,387
1,100	@	Novell, Inc.	8,195
18,740	@	Oracle Corp.	232,188
1,800	@	Parametric Technology Corp.	12,546
1,620		Siebel Systems, Inc.	16,735

			1,739,616

		Telecommunications: 1.6%
400	@	ADC Telecommunications, Inc.	9,144
150		Alltel Corp.	9,767
1,600		AT&T Corp.	31,680
1,250	@	Avaya, Inc.	12,875
6,700		Bellsouth Corp.	176,210
800		CenturyTel, Inc.	27,984
23,500	@	Cisco Systems, Inc.	421,354
600	@	Comverse Technology, Inc.	15,762
5,400	@	Corning, Inc.	104,382
12,220		Motorola, Inc.	269,940
5,950		QUALCOMM, Inc.	266,263
6,600	@	Qwest Communications Intl., Inc.	27,060
12,200		SBC Communications, Inc.	292,434
850		Scientific-Atlanta, Inc.	31,884
10,767		Sprint Corp.	256,039
1,900	@	Tellabs, Inc.	19,988
10,150		Verizon Communications, Inc.	331,803

			2,304,569

		Textiles: 0.0%
500		Cintas Corp.	20,525

			20,525

		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	15,720
1,450		Mattel, Inc.	24,186

			39,906

		Transportation: 0.4%
1,400		Burlington Northern Santa Fe Corp.	83,720
1,420		CSX Corp.	66,002
1,150		FedEx Corp.	100,200
2,300		Norfolk Southern Corp.	93,288
100		Union Pacific Corp.	7,170
4,050		United Parcel Service, Inc.	279,976

			630,356

		Total Common Stock
		(Cost $37,953,505)	40,949,171

PORTFOLIO OF INVESTMENTS
ING GET Fund — Series T	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.0%
		Federal Home Loan Mortgage Corporation: 17.1%
$27,363,000		4.520%, due 01/15/08		$24,760,177

				24,760,177

		Federal National Mortgage Association: 18.9%
30,226,000		4.530%, due 02/15/08		27,248,224

				27,248,224

		Total U.S. Government Agency Obligations
		(Cost $53,070,330)		52,008,401

U.S. TREASURY OBLIGATIONS: 4.9%
		U.S. Treasury STRIP: 4.9%
7,665,000		4.180%, due 11/15/07		7,025,279

		Total U.S. Treasury Obligations
		(Cost $7,147,083)		7,025,279

OTHER BONDS: 30.4%
		Sovereign: 30.4%
48,037,000		Turkey Trust, 4.430%, due 11/15/07		43,845,676

		Total Other Bonds
		(Cost $44,770,226)		43,845,676

		Total Long-Term Costs
		(Cost $142,941,144)		143,828,527

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
735,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790% due 10/03/05, $735,232 to be received upon repurchase (Collateralized by Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $749,976, due 12/04/06)		735,000

		Total Short-Term Investments
		(Cost $735,000)		735,000

		Total Investments In Securities
		(Cost $143,676,144)*	100.1%	$144,563,527
		Other Assets and Liabilities-Net	(0.1)	(187,841)

		Net Assets	100.0%	$144,375,686

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $144,336,053. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,622,314
		Gross Unrealized Depreciation		(3,394,840)

		Net Unrealized Appreciation		$227,474

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 34.0%
		Advertising: 0.1%
1,800	@	Interpublic Group of Cos., Inc.	$20,952
850		Omnicom Group, Inc.	71,086

			92,038

		Aerospace/Defense: 0.8%
5,000		Boeing Co.	339,750
1,450		General Dynamics Corp.	173,348
450		Goodrich Corp.	19,953
450		L-3 Communications Holdings, Inc.	35,582
2,810		Lockheed Martin Corp.	171,522
1,669		Northrop Grumman Corp.	90,710
2,474		Raytheon Co.	94,061
1,300		Rockwell Collins, Inc.	62,816
4,600		United Technologies Corp.	238,464

			1,226,206

		Agriculture: 0.7%
9,400		Altria Group, Inc.	692,874
5,140		Archer-Daniels-Midland Co.	126,752
2,170		Monsanto Co.	136,168
500		Reynolds American, Inc.	41,510
1,150		UST, Inc.	48,139

			1,045,443

		Airlines: 0.0%
3,000		Southwest Airlines Co.	44,550

			44,550

		Apparel: 0.2%
3,130	@	Coach, Inc.	98,157
550		Jones Apparel Group, Inc.	15,675
550		Liz Claiborne, Inc.	21,626
1,180		Nike, Inc.	96,382
300		Reebok Intl., Ltd.	16,971
700		VF Corp.	40,579

			289,390

		Auto Manufacturers: 0.1%
8,470		Ford Motor Co.	83,514
300	@	Navistar Intl. Corp.	9,729
375		PACCAR, Inc.	25,459

			118,702

		Auto Parts and Equipment: 0.1%
1,440	@	Goodyear Tire & Rubber Co.	22,450
1,050		Johnson Controls, Inc.	65,152

			87,602

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.2%
1,500		AmSouth Bancorporation	$37,890
25,196		Bank of America Corp.	1,060,751
2,444		BB&T Corp.	95,438
800		Comerica, Inc.	47,120
550		Compass Bancshares, Inc.	25,207
250		First Horizon National Corp.	9,088
1,000		Huntington Bancshares, Inc.	22,470
2,800		KeyCorp	90,300
500		M & T Bank Corp.	52,855
1,100		Marshall & Ilsley Corp.	47,861
1,950		Mellon Financial Corp.	62,342
4,920		National City Corp.	164,525
850		Northern Trust Corp.	42,968
1,400		PNC Financial Services Group, Inc.	81,228
200		Regions Financial Corp.	6,224
1,400		State Street Corp.	68,488
1,650		SunTrust Banks, Inc.	114,593
1,463		Synovus Financial Corp.	40,554
3,600		The Bank of New York Co., Inc.	105,876
8,450		U.S. Bancorp	237,275
7,157		Wachovia Corp.	340,601
7,800		Wells Fargo & Co.	456,845
500		Zions Bancorporation	35,605

			3,246,104

		Beverages: 1.0%
750		Anheuser-Busch Cos., Inc.	32,280
700		Brown-Forman Corp.	41,678
12,750		Coca-Cola Co.	550,673
1,450		Coca-Cola Enterprises, Inc.	28,275
800	@	Constellation Brands, Inc.	20,800
850		Pepsi Bottling Group, Inc.	24,268
12,840		PepsiCo, Inc.	728,155

			1,426,129

		Biotechnology: 0.4%
5,600	@	Amgen, Inc.	446,152
1,500	@	Biogen Idec, Inc.	59,220
500	@	Chiron Corp.	21,810
1,050	@	Genzyme Corp.	75,222
1,100	@	MedImmune, Inc.	37,015
200	@	Millipore Corp.	12,578

			651,997

		Building Materials: 0.1%
800		American Standard Cos., Inc.	37,240
1,950		Masco Corp.	59,826
500		Vulcan Materials Co.	37,105

			134,171

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.5%
1,100		Air Products & Chemicals, Inc.	$60,654
300		Ashland, Inc.	16,572
4,300		Dow Chemical Co.	179,180
4,650		Du Pont EI de Nemours & Co.	182,140
550		Eastman Chemical Co.	25,834
1,000		Ecolab, Inc.	31,930
500		Engelhard Corp.	13,955
600		International Flavors & Fragrances, Inc.	21,384
1,410		PPG Industries, Inc.	83,458
1,450		Praxair, Inc.	69,499
900		Rohm & Haas Co.	37,017
650		Sherwin-Williams Co.	28,646
400		Sigma-Aldrich Corp.	25,624

			775,893

		Commercial Services: 0.3%
4,700		Cendant Corp.	97,008
1,000		Equifax, Inc.	34,940
1,500		H&R Block, Inc.	35,970
2,420		McKesson Corp.	114,829
200		Moody’s Corp.	10,216
1,600		Paychex, Inc.	59,328
900		R.R. Donnelley & Sons Co.	33,363
900		Robert Half Intl., Inc.	32,031

			417,685

		Computers: 1.6%
600	@	Affiliated Computer Services, Inc.	32,760
6,380	@	Apple Computer, Inc.	342,032
1,050	@	Computer Sciences Corp.	49,676
18,420	@	Dell, Inc.	629,963
2,350		Electronic Data Systems Corp.	52,734
14,800	@	EMC Corp.	191,512
13,300		Hewlett-Packard Co.	388,360
7,200		International Business Machines Corp.	577,583
550	@	Lexmark Intl., Inc.	33,578
900	@	NCR Corp.	28,719
1,500	@	Network Appliance, Inc.	35,610
15,530	@	Sun Microsystems, Inc.	60,878
1,900	@	Unisys Corp.	12,616

			2,436,021

		Cosmetics/Personal Care: 0.7%
450		Alberto-Culver Co.	20,138
3,150		Colgate-Palmolive Co.	166,289
4,200		Gillette Co.	244,440
11,200		Procter & Gamble Co.	665,951

			1,096,818

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
1,072		Genuine Parts Co.	$45,989
350		W.W. Grainger, Inc.	22,022

			68,011

		Diversified Financial Services: 1.8%
5,750		American Express Co.	330,279
450		Bear Stearns Cos., Inc.	49,388
1,250		Capital One Financial Corp.	99,400
4,650		Charles Schwab Corp.	67,100
1,500		CIT Group, Inc.	67,770
4,850		Citigroup, Inc.	220,772
580		Countrywide Financial Corp.	19,128
1,500	@	E*TRADE Financial Corp.	26,400
4,500		Fannie Mae	201,690
200		Federated Investors, Inc.	6,646
850		Franklin Resources, Inc.	71,366
600		Freddie Mac	33,876
2,150		Goldman Sachs Group, Inc.	261,397
3,300		JPMorgan Chase & Co.	111,969
1,660		Lehman Brothers Holdings, Inc.	193,357
5,800		MBNA Corp.	142,912
4,350		Merrill Lynch & Co., Inc.	266,873
5,050		Morgan Stanley	272,397
2,410	@	Providian Financial Corp.	42,609
1,950		SLM Corp.	104,598
550		T. Rowe Price Group, Inc.	35,915

			2,625,842

		Electric: 1.1%
3,050	@	AES Corp.	50,112
650	@	Allegheny Energy, Inc.	19,968
950		Ameren Corp.	50,816
1,800		American Electric Power Co., Inc.	71,460
1,400		CenterPoint Energy, Inc.	20,818
1,750	@	CMS Energy Corp.	28,788
1,200		Consolidated Edison, Inc.	58,260
850		Constellation Energy Group, Inc.	52,360
1,500		Dominion Resources, Inc.	129,210
800		DTE Energy Co.	36,688
4,850		Duke Energy Corp.	141,474
1,970		Edison Intl.	93,142
150		Entergy Corp.	11,148
3,050		Exelon Corp.	162,991
1,650		FirstEnergy Corp.	85,998
1,800		FPL Group, Inc.	85,680
1,250		NiSource, Inc.	30,313
1,700		PG&E Corp.	66,725
500		Pinnacle West Capital Corp.	22,040
2,100		PPL Corp.	67,893
1,200		Public Service Enterprise Group, Inc.	77,232
700		Southern Co.	25,032
1,100		TECO Energy, Inc.	19,822
1,900		TXU Corp.	214,471

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.1% (continued)
1,800		Xcel Energy, Inc.	$35,298

			1,657,739

		Electrical Components and Equipment: 0.1%
800		American Power Conversion Corp.	20,720
1,900		Emerson Electric Co.	136,420

			157,140

		Electronics: 0.2%
2,000	@	Agilent Technologies, Inc.	65,500
1,200		Applera Corp. — Applied Biosystems Group	27,888
1,050	@	Jabil Circuit, Inc.	32,466
500		Parker Hannifin Corp.	32,155
550		PerkinElmer, Inc.	11,204
2,200	@	Sanmina-SCI Corp.	9,438
8,000	@	Solectron Corp.	31,280
700	@	Thermo Electron Corp.	21,630
550	@	Waters Corp.	22,880

			254,441

		Engineering and Construction: 0.0%
400		Fluor Corp.	25,752

			25,752

		Entertainment: 0.0%
1,500		International Game Technology	40,500

			40,500

		Environmental Control: 0.0%
2,350		Waste Management, Inc.	67,234

			67,234

		Food: 0.4%
400		Albertson’s, Inc.	10,260
1,350		Campbell Soup Co.	40,163
200		ConAgra Foods, Inc.	4,950
1,650		General Mills, Inc.	79,529
1,500		H.J. Heinz Co.	54,810
900		Hershey Foods Corp.	50,679
1,150		Kellogg Co.	53,050
3,000	@	Kroger Co.	61,770
950		McCormick & Co., Inc.	30,999
2,300		Safeway, Inc.	58,880
594		Sara Lee Corp.	11,256
1,070		SUPERVALU, Inc.	33,298
1,100		Tyson Foods, Inc.	19,855
900		Wm. Wrigley Jr. Co.	64,692

			574,191

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
100		Georgia-Pacific Corp.	$3,406
700		Louisiana-Pacific Corp.	19,383
900		MeadWestvaco Corp.	24,858
950		Plum Creek Timber Co., Inc.	36,015
700		Temple-Inland, Inc.	28,595
1,100		Weyerhaeuser Co.	75,625

			187,882

		Gas: 0.1%
700		KeySpan Corp.	25,746
1,250		Sempra Energy	58,825

			84,571

		Hand/Machine Tools: 0.1%
550		Black & Decker Corp.	45,150
200		Snap-On, Inc.	7,224
400		Stanley Works	18,672

			71,046

		Healthcare-Products: 1.1%
400		Bausch & Lomb, Inc.	32,272
2,600		Baxter Intl., Inc.	103,662
1,180		Becton Dickinson & Co.	61,867
3,200	@	Boston Scientific Corp.	74,784
450		C.R. Bard, Inc.	29,714
1,470		Guidant Corp.	101,268
13,500		Johnson & Johnson	854,280
5,500		Medtronic, Inc.	294,910
1,550	@	St. Jude Medical, Inc.	72,540
300		Stryker Corp.	14,829
150	@	Zimmer Holdings, Inc.	10,334

			1,650,460

		Healthcare-Services: 0.9%
2,360		Aetna, Inc.	203,290
880	@	Coventry Health Care, Inc.	75,698
2,000		HCA, Inc.	95,840
1,300	@	Humana, Inc.	62,244
600	@	Laboratory Corp. of America Holdings	29,226
400		Quest Diagnostics, Inc.	20,216
9,780		UnitedHealth Group, Inc.	549,636
4,740	@	WellPoint, Inc.	359,387

			1,395,537

		Household Products/Wares: 0.1%
700		Clorox Co.	38,878
50		Fortune Brands, Inc.	4,067
2,250		Kimberly-Clark Corp.	133,942

			176,887

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	$31,710

			31,710

		Insurance: 1.9%
1,350	@@	ACE Ltd.	63,545
2,100		AFLAC, Inc.	95,130
4,160		Allstate Corp.	230,006
500		AMBAC Financial Group, Inc.	36,030
12,100		American Intl. Group, Inc.	749,716
1,650		Aon Corp.	52,932
1,570		Chubb Corp.	140,594
910		CIGNA Corp.	107,253
642		Cincinnati Financial Corp.	26,893
1,350		Hartford Financial Services Group, Inc.	104,180
100		Jefferson-Pilot Corp.	5,117
1,050		Lincoln National Corp.	54,621
840		Loews Corp.	77,624
750		MBIA, Inc.	45,465
4,740		MetLife, Inc.	236,194
400		MGIC Investment Corp.	25,680
2,050		Principal Financial Group	97,109
920		Progressive Corp.	96,388
2,400		Prudential Financial, Inc.	162,144
540		Safeco Corp.	28,825
5,530		St. Paul Travelers Cos., Inc.	248,131
600		Torchmark Corp.	31,698
1,600		UnumProvident Corp.	32,800
540	@@	XL Capital Ltd.	36,736

			2,784,811

		Internet: 0.3%
5,000	@	eBay, Inc.	206,000
500	@	Monster Worldwide, Inc.	15,355
9,829	@	Symantec Corp.	222,725
1,100	@	Yahoo!, Inc.	37,224

			481,304

		Iron/Steel: 0.1%
1,310		Nucor Corp.	77,277
800		United States Steel Corp.	33,880

			111,157

		Leisure Time: 0.2%
400		Brunswick Corp.	15,092
2,250		Carnival Corp.	112,455
1,500		Harley-Davidson, Inc.	72,660
900		Sabre Holdings Corp.	18,252

			218,459

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
750		Harrah’s Entertainment, Inc.	$48,893
2,100		Hilton Hotels Corp.	46,872
900		Marriott Intl., Inc.	56,700
1,150		Starwood Hotels & Resorts Worldwide, Inc.	65,745

			218,210

		Machinery-Diversified: 0.1%
250		Cummins, Inc.	21,998
1,000		Deere & Co.	61,200
750		Rockwell Automation, Inc.	39,675

			122,873

		Media: 1.1%
2,500		Clear Channel Communications, Inc.	82,225
9,900	@	Comcast Corp.	290,861
1,150		Gannett Co., Inc.	79,155
3,110		McGraw-Hill Cos., Inc.	149,404
150		Meredith Corp.	7,484
600		New York Times Co.	17,850
11,900		News Corp. — Class A	185,521
21,300		Time Warner, Inc.	385,742
1,250		Tribune Co.	42,363
7,150		Viacom, Inc.	236,022
8,700		Walt Disney Co.	209,931

			1,686,558

		Mining: 0.1%
1,450		Freeport-McMoRan Copper & Gold, Inc.	70,455
490	@	Phelps Dodge Corp.	63,666

			134,121

		Miscellaneous Manufacturing: 1.7%
3,550		3M Co.	260,427
400		Cooper Industries Ltd.	27,656
1,250		Danaher Corp.	67,288
850		Dover Corp.	34,672
650		Eaton Corp.	41,308
48,000		General Electric Co.	1,616,159
3,900		Honeywell Intl., Inc.	146,250
1,150		Illinois Tool Works, Inc.	94,680
2,400	@@	Ingersoll-Rand Co. Ltd.	91,752
500		ITT Industries, Inc.	56,800
250		Pall Corp.	6,875
600		Textron, Inc.	43,032

			2,486,899

		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	39,653
4,850	@	Xerox Corp.	66,203

			105,856

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 3.8%
350		Amerada Hess Corp.	$48,125
850		Anadarko Petroleum Corp.	81,388
1,290		Apache Corp.	97,034
2,700		Burlington Resources, Inc.	219,564
14,683		ChevronTexaco Corp.	950,430
7,400		ConocoPhillips	517,334
3,000		Devon Energy Corp.	205,920
900		EOG Resources, Inc.	67,410
41,050		Exxon Mobil Corp.	2,608,316
550		Kerr-McGee Corp.	53,411
1,900		Marathon Oil Corp.	130,967
500		Murphy Oil Corp.	24,935
500	@, @@	Nabors Industries Ltd.	35,915
100		Noble Corp.	6,846
2,110		Occidental Petroleum Corp.	180,257
300	@	Rowan Cos., Inc.	10,647
1,000		Sunoco, Inc.	78,200
1,300	@	Transocean, Inc.	79,703
2,050		Valero Energy Corp.	231,773
300		XTO Energy, Inc.	13,596

			5,641,771

		Oil and Gas Services: 0.1%
300		Baker Hughes, Inc.	17,904
300		BJ Services Co.	10,797
350		Halliburton Co.	23,982
50	@	National-Oilwell Varco, Inc.	3,290
400		Schlumberger Ltd.	33,752
100	@	Weatherford Intl. Ltd.	6,866

			96,591

		Packaging and Containers: 0.0%
600		Ball Corp.	22,044
750	@	Pactiv Corp.	13,140
350	@	Sealed Air Corp.	16,611

			51,795

		Pharmaceuticals: 1.9%
7,000		Abbott Laboratories	296,799
600		Allergan, Inc.	54,972
850		AmerisourceBergen Corp.	65,705
2,620		Cardinal Health, Inc.	166,213
2,000	@	Caremark Rx, Inc.	99,860
5,150		Eli Lilly & Co.	275,628
1,000	@	Express Scripts, Inc.	62,200
1,350	@	Forest Laboratories, Inc.	52,610
1,850	@	Gilead Sciences, Inc.	90,206
1,260	@	Hospira, Inc.	51,622
1,750	@	King Pharmaceuticals, Inc.	26,915
1,346	@	Medco Health Solutions, Inc.	73,801

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 1.9% (continued)
10,100		Merck & Co., Inc.	$274,821
33,430		Pfizer, Inc.	834,746
6,650		Schering-Plough Corp.	139,983
500	@	Watson Pharmaceuticals, Inc.	18,305
6,050		Wyeth	279,934

			2,864,320

		Pipelines: 0.1%
350		Kinder Morgan, Inc.	33,656
1,950		Williams Cos., Inc.	48,848

			82,504

		Real Estate Investment Trusts: 0.2%
450		Apartment Investment & Management Co.	17,451
1,000		Archstone-Smith Trust	39,870
100		Equity Residential	3,785
1,100		ProLogis	48,741
400		Public Storage, Inc.	26,800
900		Simon Property Group, Inc.	66,708
500		Vornado Realty Trust	43,310

			246,665

		Retail: 2.2%
800	@	Autonation, Inc.	15,976
300	@	Autozone, Inc.	24,975
1,450	@	Bed Bath & Beyond, Inc.	58,261
3,100		Best Buy Co., Inc.	134,943
1,350		Circuit City Stores, Inc.	23,166
1,950		Costco Wholesale Corp.	84,026
3,700		CVS Corp.	107,337
1,050		Darden Restaurants, Inc.	31,889
560		Dillard’s, Inc.	11,693
1,300		Dollar General Corp.	23,842
350		Family Dollar Stores, Inc.	6,955
1,854		Federated Department Stores, Inc.	123,977
3,450		Gap, Inc.	60,134
9,700		Home Depot, Inc.	369,957
1,550		J.C. Penney Co., Inc. Holding Co.	73,501
1,550	@	Kohl’s Corp.	77,779
1,650		Limited Brands, Inc.	33,710
3,570		Lowe’s Cos., Inc.	229,908
7,050		McDonald’s Corp.	236,104
1,700		Nordstrom, Inc.	58,344
1,350	@	Office Depot, Inc.	40,095
460	@	Sears Holdings Corp.	57,233
5,220		Staples, Inc.	111,290
1,850	@	Starbucks Corp.	92,685
4,000		Target Corp.	207,720
300		Tiffany & Co.	11,931
2,050		TJX Cos., Inc.	41,984
11,350		Wal-Mart Stores, Inc.	497,356
7,860		Walgreen Co.	341,516
500		Wendy’s Intl., Inc.	22,575

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.2% (continued)
1,200		Yum! Brands, Inc.	$58,092

			3,268,954

		Savings and Loans: 0.2%
1,200		Golden West Financial Corp.	71,268
5,500		Washington Mutual, Inc.	215,710

			286,978

		Semiconductors: 1.1%
1,700	@	Altera Corp.	32,487
1,550		Analog Devices, Inc.	57,567
7,050		Applied Materials, Inc.	119,568
1,200	@	Broadcom Corp.	56,292
372	@	Freescale Semiconductor, Inc.	8,772
28,370		Intel Corp.	699,320
800		KLA-Tencor Corp.	39,008
1,250		Linear Technology Corp.	46,988
1,600	@	LSI Logic Corp.	15,760
1,350		Maxim Integrated Products, Inc.	57,578
2,450		National Semiconductor Corp.	64,435
700	@	Novellus Systems, Inc.	17,556
850	@	Nvidia Corp.	29,138
450	@	QLogic Corp.	15,390
9,950		Texas Instruments, Inc.	337,304

			1,597,163

		Software: 1.5%
2,180		Adobe Systems, Inc.	65,073
1,800		Autodesk, Inc.	83,592
2,450		Automatic Data Processing, Inc.	105,448
1,550	@	BMC Software, Inc.	32,705
1,200	@	Citrix Systems, Inc.	30,168
2,150		Computer Associates Intl., Inc.	59,792
2,800	@	Compuware Corp.	26,600
1,300	@	Electronic Arts, Inc.	73,957
3,333		First Data Corp.	133,320
1,000	@	Fiserv, Inc.	45,870
1,100		IMS Health, Inc.	27,687
1,300	@	Intuit, Inc.	58,253
350	@	Mercury Interactive Corp.	13,860
42,000		Microsoft Corp.	1,080,659
2,450	@	Novell, Inc.	18,253
23,100	@	Oracle Corp.	286,209
2,200	@	Parametric Technology Corp.	15,334
1,950		Siebel Systems, Inc.	20,144

			2,176,924

		Telecommunications: 1.9%
500	@	ADC Telecommunications, Inc.	11,430
150		Alltel Corp.	9,767
1,950		AT&T Corp.	38,610
2,800	@	Avaya, Inc.	28,840

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.9% (continued)
8,300		Bellsouth Corp.	$218,290
900		CenturyTel, Inc.	31,482
28,950	@	Cisco Systems, Inc.	519,073
850	@	Comverse Technology, Inc.	22,330
6,700	@	Corning, Inc.	129,511
15,080		Motorola, Inc.	333,117
7,350		QUALCOMM, Inc.	328,913
8,200	@	Qwest Communications Intl., Inc.	33,620
15,000		SBC Communications, Inc.	359,550
1,040		Scientific-Atlanta, Inc.	39,010
13,298		Sprint Corp.	316,226
2,300	@	Tellabs, Inc.	24,196
12,550		Verizon Communications, Inc.	410,259

			2,854,224

		Textiles: 0.0%
650		Cintas Corp.	26,683

			26,683

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	23,580
1,750		Mattel, Inc.	29,190

			52,770

		Transportation: 0.5%
1,900		Burlington Northern Santa Fe Corp.	113,620
1,770		CSX Corp.	82,270
1,400		FedEx Corp.	121,982
2,800		Norfolk Southern Corp.	113,568
150		Union Pacific Corp.	10,755
5,000		United Parcel Service, Inc.	345,650

			787,845

		Total Common Stock (Cost $46,518,122)	50,543,127

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

CORPORATE BONDS/NOTES: 6.7%
	Diversified Financial Services: 6.7%
$10,000,000	General Electric Capital Corp., 4.250%, due 01/15/08	$9,945,150

	Total Corporate Bonds/Notes
	(Cost $10,195,909)	9,945,150

U.S. GOVERNMENT AGENCY OBLIGATIONS: 45.2%
	Federal National Mortgage Association: 27.2%
7,340,000	4.590%, due 05/15/08	6,540,769
38,000,000	4.620%, due 05/15/08	33,836,568

		40,377,337

	Other U.S. Agency Obligations: 18.0%
30,065,000	Financing Corp. FICO, 4.590%, due 06/06/08	26,724,809

		26,724,809

	Total U.S. Government Agency Obligations
	(Cost $69,642,639)	67,102,146

U.S. TREASURY OBLIGATIONS: 3.8%
	U.S. Treasury STRIP: 3.8%
6,298,000	4.210%, due 02/15/08	5,717,230

	Total U.S. Treasury Obligations
	(Cost $5,789,126)	5,717,230

OTHER BONDS: 9.7%
	Sovereign: 9.7%
5,498,000	Israel Trust, 4.420%, due 02/15/08	4,968,927
10,429,000	Israel Trust, 4.440%, due 03/15/08	9,391,106

	Total Other Bonds
	(Cost $14,898,759)	14,360,033

	Total Long-Term Investments
	(Cost $147,044,555)	147,667,686

SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
969,000	Morgan Stanley Repurchase Agreement dated 09/60/05, 3.750%, due 10/03/05, $969,303 to be received upon repurchase (Collateralized by $2,005,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued Interest $990,229, due 07/15/20)

ING GET Fund — Series U	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Repurchase Agreement: 0.7% (continued)
		Total Short-Term Investments
		(Cost $969,000)		969,000

		Total Investments In Securities
		(Cost $148,013,555)*	100.1%	$148,636,686
		Other Assets and Liabilities—Net	(0.1)	(113,965)

		Net Assets	100.0%	$148,522,721

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $148,784,495. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,819,761
		Gross Unrealized Depreciation		(4,967,570)

		Net Unrealized Depreciation		$(147,809)

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 14.5%
		Advertising: 0.0%
1,050	@	Interpublic Group of Cos., Inc.	$12,222
550		Omnicom Group, Inc.	45,997

			58,219

		Aerospace/Defense: 0.4%
3,450		Boeing Co.	234,427
950		General Dynamics Corp.	113,573
350		Goodrich Corp.	15,519
350		L-3 Communications Holdings, Inc.	27,675
1,920		Lockheed Martin Corp.	117,197
1,084		Northrop Grumman Corp.	58,915
1,683		Raytheon Co.	63,988
850		Rockwell Collins, Inc.	41,072
3,100		United Technologies Corp.	160,703

			833,069

		Agriculture: 0.3%
6,350		Altria Group, Inc.	468,058
3,460		Archer-Daniels-Midland Co.	85,324
1,490		Monsanto Co.	93,498
350		Reynolds American, Inc.	29,057
800		UST, Inc.	33,488

			709,425

		Airlines: 0.0%
2,100		Southwest Airlines Co.	31,185

			31,185

		Apparel: 0.1%
2,090	@	Coach, Inc.	65,542
450		Jones Apparel Group, Inc.	12,825
550		Liz Claiborne, Inc.	21,626
840		Nike, Inc.	68,612
300		Reebok Intl., Ltd.	16,971
530		VF Corp.	30,724

			216,300

		Auto Manufacturers: 0.1%
7,650		Ford Motor Co.	75,429
200	@	Navistar Intl. Corp.	6,486
225		PACCAR, Inc.	15,275

			97,190

		Auto Parts and Equipment: 0.0%
970	@	Goodyear Tire & Rubber Co.	15,122
550		Johnson Controls, Inc.	34,128

			49,250

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.9%
1,150		AmSouth Bancorporation	$29,049
17,100		Bank of America Corp.	719,909
1,672		BB&T Corp.	65,292
550		Comerica, Inc.	32,395
350		Compass Bancshares, Inc.	16,041
200		First Horizon National Corp.	7,270
700		Huntington Bancshares, Inc.	15,729
1,900		KeyCorp	61,275
300		M & T Bank Corp.	31,713
750		Marshall & Ilsley Corp.	32,633
1,300		Mellon Financial Corp.	41,561
3,320		National City Corp.	111,021
600		Northern Trust Corp.	30,330
850		PNC Financial Services Group, Inc.	49,317
100		Regions Financial Corp.	3,112
950		State Street Corp.	46,474
1,100		SunTrust Banks, Inc.	76,395
985		Synovus Financial Corp.	27,304
2,400		The Bank of New York Co., Inc.	70,584
5,800		U.S. Bancorp	162,864
4,818		Wachovia Corp.	229,288
5,350		Wells Fargo & Co.	313,349
300		Zions Bancorporation	21,363

			2,194,268

		Beverages: 0.4%
500		Anheuser-Busch Cos., Inc.	21,520
460		Brown-Forman Corp.	27,388
8,650		Coca-Cola Co.	373,594
1,000		Coca-Cola Enterprises, Inc.	19,500
500	@	Constellation Brands, Inc.	13,000
550		Pepsi Bottling Group, Inc.	15,703
8,680		PepsiCo, Inc.	492,242

			962,947

		Biotechnology: 0.2%
3,850	@	Amgen, Inc.	306,729
1,000	@	Biogen Idec, Inc.	39,480
300	@	Chiron Corp.	13,086
800	@	Genzyme Corp.	57,312
800	@	MedImmune, Inc.	26,920
150	@	Millipore Corp.	9,434

			452,961

		Building Materials: 0.0%
550		American Standard Cos., Inc.	25,603
1,300		Masco Corp.	39,884
400		Vulcan Materials Co.	29,684

			95,171

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.2%
700		Air Products & Chemicals, Inc.	$38,598
200		Ashland, Inc.	11,048
2,950		Dow Chemical Co.	122,927
3,200		Du Pont EI de Nemours & Co.	125,343
400		Eastman Chemical Co.	18,788
700		Ecolab, Inc.	22,351
200		Engelhard Corp.	5,582
300		International Flavors & Fragrances, Inc.	10,692
900		PPG Industries, Inc.	53,271
1,150		Praxair, Inc.	55,120
600		Rohm & Haas Co.	24,678
500		Sherwin-Williams Co.	22,035
250		Sigma-Aldrich Corp.	16,015

			526,448

		Commercial Services: 0.1%
3,250		Cendant Corp.	67,080
700		Equifax, Inc.	24,458
1,000		H&R Block, Inc.	23,980
1,620		McKesson Corp.	76,869
200		Moody’s Corp.	10,216
1,100		Paychex, Inc.	40,788
700		R.R. Donnelley & Sons Co.	25,949
550		Robert Half Intl., Inc.	19,575

			288,915

		Computers: 0.7%
400	@	Affiliated Computer Services, Inc.	21,840
4,580	@	Apple Computer, Inc.	245,534
550	@	Computer Sciences Corp.	26,021
12,530	@	Dell, Inc.	428,525
1,550		Electronic Data Systems Corp.	34,782
10,050	@	EMC Corp.	130,047
9,300		Hewlett-Packard Co.	271,560
4,850		International Business Machines Corp.	389,067
350	@	Lexmark Intl., Inc.	21,368
700	@	NCR Corp.	22,337
1,000	@	Network Appliance, Inc.	23,740
10,470	@	Sun Microsystems, Inc.	41,042
1,050	@	Unisys Corp.	6,972

			1,662,835

		Cosmetics/Personal Care: 0.3%
250		Alberto-Culver Co.	11,188
2,200		Colgate-Palmolive Co.	116,138
2,900		Gillette Co.	168,780
7,550		Procter & Gamble Co.	448,923

			745,029

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
722		Genuine Parts Co.	$30,974
250		W.W. Grainger, Inc.	15,730

			46,704

		Diversified Financial Services: 0.8%
3,950		American Express Co.	226,887
400		Bear Stearns Cos., Inc.	43,900
900		Capital One Financial Corp.	71,568
3,100		Charles Schwab Corp.	44,733
1,050		CIT Group, Inc.	47,439
3,250		Citigroup, Inc.	147,940
398		Countrywide Financial Corp.	13,126
1,000	@	E*TRADE Financial Corp.	17,600
3,050		Fannie Mae	136,701
150		Federated Investors, Inc.	4,985
550		Franklin Resources, Inc.	46,178
400		Freddie Mac	22,584
1,450		Goldman Sachs Group, Inc.	176,291
2,200		JPMorgan Chase & Co.	74,646
1,130		Lehman Brothers Holdings, Inc.	131,622
4,000		MBNA Corp.	98,560
2,950		Merrill Lynch & Co., Inc.	180,983
3,400		Morgan Stanley	183,396
1,630	@	Providian Financial Corp.	28,818
1,200		SLM Corp.	64,368
350		T. Rowe Price Group, Inc.	22,855

			1,785,180

		Electric: 0.5%
2,080	@	AES Corp.	34,174
450	@	Allegheny Energy, Inc.	13,824
650		Ameren Corp.	34,769
1,250		American Electric Power Co., Inc.	49,625
850		CenterPoint Energy, Inc.	12,640
1,190	@	CMS Energy Corp.	19,576
700		Consolidated Edison, Inc.	33,985
700		Constellation Energy Group, Inc.	43,120
1,050		Dominion Resources, Inc.	90,447
500		DTE Energy Co.	22,930
2,850		Duke Energy Corp.	83,135
1,350		Edison Intl.	63,828
100		Entergy Corp.	7,432
2,100		Exelon Corp.	112,223
950		FirstEnergy Corp.	49,514
1,200		FPL Group, Inc.	57,120
850		NiSource, Inc.	20,613
1,200		PG&E Corp.	47,100
300		Pinnacle West Capital Corp.	13,224
1,400		PPL Corp.	45,262
700		Public Service Enterprise Group, Inc.	45,052
450		Southern Co.	16,092
1,150		TECO Energy, Inc.	20,723
1,300		TXU Corp.	146,743

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.5% (continued)
1,200		Xcel Energy, Inc.	$23,532

			1,106,683

		Electrical Components and Equipment: 0.1%
500		American Power Conversion Corp.	12,950
1,300		Emerson Electric Co.	93,340

			106,290

		Electronics: 0.1%
2,050	@	Agilent Technologies, Inc.	67,137
650		Applera Corp. — Applied Biosystems Group	15,106
800	@	Jabil Circuit, Inc.	24,736
350		Parker Hannifin Corp.	22,509
550		PerkinElmer, Inc.	11,204
1,500	@	Sanmina-SCI Corp.	6,435
5,430	@	Solectron Corp.	21,231
700	@	Thermo Electron Corp.	21,630
350	@	Waters Corp.	14,560

			204,548

		Engineering and Construction: 0.0%
300		Fluor Corp.	19,314

			19,314

		Entertainment: 0.0%
1,050		International Game Technology	28,350

			28,350

		Environmental Control: 0.0%
1,600		Waste Management, Inc.	45,776

			45,776

		Food: 0.2%
300		Albertson’s, Inc.	7,695
950		Campbell Soup Co.	28,263
150		ConAgra Foods, Inc.	3,713
1,100		General Mills, Inc.	53,019
950		H.J. Heinz Co.	34,713
700		Hershey Foods Corp.	39,417
750		Kellogg Co.	34,598
2,000	@	Kroger Co.	41,180
550		McCormick & Co., Inc.	17,947
1,350		Safeway, Inc.	34,560
369		Sara Lee Corp.	6,993
650		SUPERVALU, Inc.	20,228
800		Tyson Foods, Inc.	14,440
650		Wm. Wrigley Jr. Co.	46,721

			383,487

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
50		Georgia-Pacific Corp.	$1,703
600		Louisiana-Pacific Corp.	16,614
700		MeadWestvaco Corp.	19,334
550		Plum Creek Timber Co., Inc.	20,851
400		Temple-Inland, Inc.	16,340
800		Weyerhaeuser Co.	55,000

			129,842

		Gas: 0.0%
150		KeySpan Corp.	5,517
850		Sempra Energy	40,001

			45,518

		Hand/Machine Tools: 0.0%
420		Black & Decker Corp.	34,478
200		Snap-On, Inc.	7,224
250		Stanley Works	11,670

			53,372

		Healthcare-Products: 0.5%
250		Bausch & Lomb, Inc.	20,170
1,950		Baxter Intl., Inc.	77,747
790		Becton Dickinson & Co.	41,420
1,850	@	Boston Scientific Corp.	43,235
350		C.R. Bard, Inc.	23,111
990		Guidant Corp.	68,201
9,150		Johnson & Johnson	579,011
3,700		Medtronic, Inc.	198,393
1,200	@	St. Jude Medical, Inc.	56,160
200		Stryker Corp.	9,886
200	@	Zimmer Holdings, Inc.	13,778

			1,131,112

		Healthcare-Services: 0.4%
1,610		Aetna, Inc.	138,685
410	@	Coventry Health Care, Inc.	35,268
1,350		HCA, Inc.	64,692
800	@	Humana, Inc.	38,304
550	@	Laboratory Corp. of America Holdings	26,791
300		Quest Diagnostics, Inc.	15,162
6,560		UnitedHealth Group, Inc.	368,672
3,210	@	WellPoint, Inc.	243,382

			930,956

		Home Furnishings: 0.0%
100		Whirlpool Corp.	7,577

			7,577

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.1%
450		Clorox Co.	$24,993
50		Fortune Brands, Inc.	4,067
1,500		Kimberly-Clark Corp.	89,295

			118,355

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	19,253

			19,253

		Insurance: 0.8%
890	@@	ACE Ltd.	41,892
1,600		AFLAC, Inc.	72,480
2,820		Allstate Corp.	155,918
200		AMBAC Financial Group, Inc.	14,412
8,200		American Intl. Group, Inc.	508,071
900		Aon Corp.	28,872
1,060		Chubb Corp.	94,923
500		CIGNA Corp.	58,930
443		Cincinnati Financial Corp.	18,557
950		Hartford Financial Services Group, Inc.	73,312
150		Jefferson-Pilot Corp.	7,676
700		Lincoln National Corp.	36,414
580		Loews Corp.	53,598
400		MBIA, Inc.	24,248
3,200		MetLife, Inc.	159,455
430		MGIC Investment Corp.	27,606
1,150		Principal Financial Group	54,476
590		Progressive Corp.	61,814
1,640		Prudential Financial, Inc.	110,798
350		Safeco Corp.	18,683
3,750		St. Paul Travelers Cos., Inc.	168,262
450		Torchmark Corp.	23,774
900		UnumProvident Corp.	18,450
400	@@	XL Capital Ltd.	27,212

			1,859,833

		Internet: 0.2%
3,400	@	eBay, Inc.	140,080
500	@	Monster Worldwide, Inc.	15,355
6,646	@	Symantec Corp.	150,598
800	@	Yahoo!, Inc.	27,072

			333,105

		Iron/Steel: 0.0%
800		Nucor Corp.	47,192
620		United States Steel Corp.	26,257

			73,449

		Leisure Time: 0.1%
300		Brunswick Corp.	11,319
1,550		Carnival Corp.	77,469

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.1% (continued)
850		Harley-Davidson, Inc.	$41,174
450		Sabre Holdings Corp.	9,126

			139,088

		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	32,595
1,000		Hilton Hotels Corp.	22,320
630		Marriott Intl., Inc.	39,690
650		Starwood Hotels & Resorts Worldwide, Inc.	37,161

			131,766

		Machinery-Diversified: 0.0%
700		Deere & Co.	42,840
500		Rockwell Automation, Inc.	26,450

			69,290

		Media: 0.5%
1,700		Clear Channel Communications, Inc.	55,913
6,700	@	Comcast Corp.	196,845
750		Gannett Co., Inc.	51,623
2,070		McGraw-Hill Cos., Inc.	99,443
200		Meredith Corp.	9,978
400		New York Times Co.	11,900
8,050		News Corp. — Class A	125,500
14,450		Time Warner, Inc.	261,689
800		Tribune Co.	27,112
4,900		Viacom, Inc.	161,749
6,200		Walt Disney Co.	149,606

			1,151,358

		Mining: 0.0%
1,000		Freeport-McMoRan Copper & Gold, Inc.	48,590
350	@	Phelps Dodge Corp.	45,476

			94,066

		Miscellaneous Manufacturing: 0.7%
2,400		3M Co.	176,064
250		Cooper Industries Ltd.	17,285
850		Danaher Corp.	45,756
600		Dover Corp.	24,474
600		Eaton Corp.	38,130
32,500		General Electric Co.	1,094,274
2,600		Honeywell Intl., Inc.	97,500
650		Illinois Tool Works, Inc.	53,515
1,600	@@	Ingersoll-Rand Co. Ltd.	61,168
250		ITT Industries, Inc.	28,400
200		Pall Corp.	5,500
400		Textron, Inc.	28,688

			1,670,754

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.0%
800		Pitney Bowes, Inc.	$33,392
2,750	@	Xerox Corp.	37,538

			70,930

		Oil and Gas: 1.6%
200		Amerada Hess Corp.	27,500
650		Anadarko Petroleum Corp.	62,238
850		Apache Corp.	63,937
1,650		Burlington Resources, Inc.	134,178
9,981		ChevronTexaco Corp.	646,069
5,000		ConocoPhillips	349,549
2,000		Devon Energy Corp.	137,280
600		EOG Resources, Inc.	44,940
27,850		Exxon Mobil Corp.	1,769,588
350		Kerr-McGee Corp.	33,989
1,300		Marathon Oil Corp.	89,609
300		Murphy Oil Corp.	14,961
400	@, @@	Nabors Industries Ltd.	28,732
100		Noble Corp.	6,846
1,450		Occidental Petroleum Corp.	123,874
250	@	Rowan Cos., Inc.	8,873
700		Sunoco, Inc.	54,740
800	@	Transocean, Inc.	49,048
1,400		Valero Energy Corp.	158,284
200		XTO Energy, Inc.	9,064

			3,813,299

		Oil and Gas Services: 0.0%
200		Baker Hughes, Inc.	11,936
200		BJ Services Co.	7,198
300		Halliburton Co.	20,556
50	@	National-Oilwell Varco, Inc.	3,290
300		Schlumberger Ltd.	25,314
100	@	Weatherford Intl. Ltd.	6,866

			75,160

		Packaging and Containers: 0.0%
350		Ball Corp.	12,859
200	@	Pactiv Corp.	3,504
250	@	Sealed Air Corp.	11,865

			28,228

		Pharmaceuticals: 0.8%
4,800		Abbott Laboratories	203,519
500		Allergan, Inc.	45,810
500		AmerisourceBergen Corp.	38,650
1,800		Cardinal Health, Inc.	114,192
1,370	@	Caremark Rx, Inc.	68,404
3,500		Eli Lilly & Co.	187,320
700	@	Express Scripts, Inc.	43,540
900	@	Forest Laboratories, Inc.	35,073

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 0.8% (continued)
1,200	@	Gilead Sciences, Inc.	$58,512
860	@	Hospira, Inc.	35,234
1,350	@	King Pharmaceuticals, Inc.	20,763
808	@	Medco Health Solutions, Inc.	44,303
6,850		Merck & Co., Inc.	186,389
22,600		Pfizer, Inc.	564,321
4,450		Schering-Plough Corp.	93,673
350	@	Watson Pharmaceuticals, Inc.	12,814
4,150		Wyeth	192,020

			1,944,537

		Pipelines: 0.0%
200		Kinder Morgan, Inc.	19,232
1,250		Williams Cos., Inc.	31,313

			50,545

		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	15,512
700		Archstone-Smith Trust	27,909
100		Equity Residential	3,785
750		ProLogis	33,233
300		Public Storage, Inc.	20,100
700		Simon Property Group, Inc.	51,884
400		Vornado Realty Trust	34,648

			187,071

		Retail: 0.9%
550	@	Autonation, Inc.	10,984
200	@	Autozone, Inc.	16,650
850	@	Bed Bath & Beyond, Inc.	34,153
2,110		Best Buy Co., Inc.	91,848
800		Circuit City Stores, Inc.	13,728
1,400		Costco Wholesale Corp.	60,326
2,450		CVS Corp.	71,075
750		Darden Restaurants, Inc.	22,778
190		Dillard’s, Inc.	3,967
850		Dollar General Corp.	15,589
250		Family Dollar Stores, Inc.	4,968
1,249		Federated Department Stores, Inc.	83,521
2,350		Gap, Inc.	40,961
6,620		Home Depot, Inc.	252,486
1,000		J.C. Penney Co., Inc. Holding Co.	47,420
1,100	@	Kohl’s Corp.	55,198
1,100		Limited Brands, Inc.	22,473
2,400		Lowe’s Cos., Inc.	154,559
5,150		McDonald’s Corp.	172,473
1,200		Nordstrom, Inc.	41,184
900	@	Office Depot, Inc.	26,730
330	@	Sears Holdings Corp.	41,059
3,750		Staples, Inc.	79,950
1,250	@	Starbucks Corp.	62,625
2,700		Target Corp.	140,211
200		Tiffany & Co.	7,954

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.9% (continued)
1,400		TJX Cos., Inc.	$28,672
7,650		Wal-Mart Stores, Inc.	335,222
5,290		Walgreen Co.	229,850
350		Wendy’s Intl., Inc.	15,803
800		Yum! Brands, Inc.	38,728

			2,223,145

		Savings and Loans: 0.1%
800		Golden West Financial Corp.	47,512
3,750		Washington Mutual, Inc.	147,075

			194,587

		Semiconductors: 0.5%
1,150	@	Altera Corp.	21,977
1,150		Analog Devices, Inc.	42,711
4,900		Applied Materials, Inc.	83,104
850	@	Broadcom Corp.	39,874
213	@	Freescale Semiconductor, Inc.	5,023
19,190		Intel Corp.	473,033
550		KLA-Tencor Corp.	26,818
850		Linear Technology Corp.	31,952
1,100	@	LSI Logic Corp.	10,835
900		Maxim Integrated Products, Inc.	38,385
1,650		National Semiconductor Corp.	43,395
50	@	Novellus Systems, Inc.	1,254
500	@	Nvidia Corp.	17,140
350	@	QLogic Corp.	11,970
6,700		Texas Instruments, Inc.	227,129

			1,074,600

		Software: 0.6%
1,520		Adobe Systems, Inc.	45,372
1,270		Autodesk, Inc.	58,979
1,750		Automatic Data Processing, Inc.	75,320
900	@	BMC Software, Inc.	18,990
700	@	Citrix Systems, Inc.	17,598
1,450		Computer Associates Intl., Inc.	40,325
1,550	@	Compuware Corp.	14,725
850	@	Electronic Arts, Inc.	48,357
2,272		First Data Corp.	90,880
700	@	Fiserv, Inc.	32,109
650		IMS Health, Inc.	16,361
900	@	Intuit, Inc.	40,329
350	@	Mercury Interactive Corp.	13,860
28,200		Microsoft Corp.	725,585
1,000	@	Novell, Inc.	7,450
15,650	@	Oracle Corp.	193,903
1,490	@	Parametric Technology Corp.	10,385
1,700		Siebel Systems, Inc.	17,561

			1,468,089

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.8%
300	@	ADC Telecommunications, Inc.	$6,858
150		Alltel Corp.	9,767
1,350		AT&T Corp.	26,730
1,200	@	Avaya, Inc.	12,360
5,650		Bellsouth Corp.	148,595
600		CenturyTel, Inc.	20,988
19,600	@	Cisco Systems, Inc.	351,427
650	@	Comverse Technology, Inc.	17,076
4,500	@	Corning, Inc.	86,985
10,220		Motorola, Inc.	225,760
5,000		QUALCOMM, Inc.	223,750
5,550	@	Qwest Communications Intl., Inc.	22,755
10,150		SBC Communications, Inc.	243,295
650		Scientific-Atlanta, Inc.	24,382
8,966		Sprint Corp.	213,211
1,400	@	Tellabs, Inc.	14,728
8,500		Verizon Communications, Inc.	277,864

			1,926,531

		Textiles: 0.0%
600		Cintas Corp.	24,630

			24,630

		Toys/Games/Hobbies: 0.0%
650		Hasbro, Inc.	12,773
1,200		Mattel, Inc.	20,016

			32,789

		Transportation: 0.2%
1,100		Burlington Northern Santa Fe Corp.	65,780
900		CSX Corp.	41,832
950		FedEx Corp.	82,774
1,900		Norfolk Southern Corp.	77,064
200		Union Pacific Corp.	14,340
3,350		United Parcel Service, Inc.	231,585

			513,375

		Total Common Stock
		(Cost $31,612,590)	34,235,754

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.1%
	Federal Home Loan Mortgage Corporation: 31.5%
$5,375,000	4.520%, due 07/15/08	$4,755,838
80,000,000	4.600%, due 10/15/08	69,943,440

		74,699,278

	Federal National Mortgage Association: 24.1%
64,000,000	4.620%, due 05/15/08	56,987,904

		56,987,904

	Other Agency Obligations: 20.5%
14,205,000	FICO STRIP, 4.600%, due 06/27/08	12,594,125
5,763,000	FICO STRIP, 4.660%, due 10/06/08	5,043,927
30,000,000	Resolution Funding Corp. Interest STRIP, 4.310%, due 07/15/08	26,737,140
4,604,000	Tennessee Valley Authority, 4.660%, due 07/15/08	4,067,003

		48,442,195

	Total U.S. Government Agency Obligations
	(Cost $190,802,331)	180,129,377

U.S. TREASURY OBLIGATIONS: 8.6%
	Sovereign: 8.6%
22,695,000	4.220%, due 05/15/08	20,366,584

	Total U.S. Treasury Obligations
	(Cost $20,478,213)	20,366,584

	Total Long-Term Investments
	(Cost $242,893,134)	234,731,715

SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreement: 0.9%
2,109,000	Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790% due 10/03/05, $2,109,666 to be received upon repurchase (Collateralized by $2,139,000 Federal Home Loan Mortgage Corporation, 2.375%, Market Value plus accrued interest $2,151,258, due 11/25/05)	2,109,000

	Total Short-Term Investments
	(Cost $2,109,000)	2,109,000

ING GET Fund — Series V	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Total Investments In Securities
		(Cost $245,002,134)*	100.1%	$236,840,715
		Other Assets and Liabilities-Net	(0.1)	(238,361)

		Net Assets	100.0%	$236,602,354

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $245,536,237. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,177,587
		Gross Unrealized Depreciation		(11,873,106)

		Net Unrealized Depreciation		$(8,695,522)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET Fund

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005